Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	E-HOUSE (CHINA) HOLDINGS LTD
Entity Central Index Key	0001405658
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	120,169,368
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 210,841,368	$ 392,005,353
Restricted cash	2,748,976	2,581,801
Marketable securities	3,685,012	7,982,470
Customer deposits, net of allowance for doubtful accounts of $646,334 and $584,280 at December 31, 2011 and 2012, respectively	92,624,149	56,167,994
Accounts receivable, net of allowance for doubtful accounts of $14,164,988 and $35,953,537 at December 31, 2011 and 2012, respectively	304,600,710	244,080,865
Properties held for sale	611,892	1,287,157
Deferred tax assets	41,212,042	22,077,959
Prepaid expenses and other current assets	15,962,657	21,817,629
Amounts due from related parties	319,380	1,500,941
Total current assets	672,606,186	749,502,169
Property and equipment, net	41,410,005	27,976,223
Intangible assets, net	175,041,367	213,263,362
Investment in affiliates	34,948,585	32,484,040
Goodwill	49,400,739	49,328,352
Customer deposits, non-current, net of allowance for doubtful accounts of nil and nil at December 31, 2011 and 2012, respectively	744,092	26,585,537
Other non-current assets	37,810,544	44,558,560
TOTAL ASSETS	1,011,961,518	1,143,698,243
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to E-House of $1,843,770 and $1,826,257 as of December 31, 2011 and 2012, respectively)	7,411,735	5,686,183
Accrued payroll and welfare expenses (including accrued payroll and welfare expenses of the consolidated VIEs without recourse to E-House of $14,530,417 and $18,834,610 as of December 31, 2011 and 2012, respectively)	69,027,516	50,580,838
Income tax payable (including income tax payable of the consolidated VIEs without recourse to E-House of $7,834,965 and $16,625,365 as of December 31, 2011 and 2012, respectively)	56,141,853	45,762,488
Other tax payable (including other tax payable of the consolidated VIEs without recourse to E-House of $5,569,465 and $8,807,339 as of December 31, 2011 and 2012, respectively)	24,864,312	19,251,800
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to E-House of $654,465 and $3,161,687 as of December 31, 2011 and 2012, respectively)	4,281,830	1,775,286
Advance from property buyers	2,803,382	2,193,723
Advance from customers and deferred revenue	13,601,078	11,498,742
Liability for exclusive rights, current (including exclusive rights, current of the consolidated VIEs without recourse to E-House of $13,830,821 and $16,973,230 as of December 31, 2011 and 2012, respectively)	16,973,230	13,830,821
Other current liabilities (including other current liabilities of the consolidated VIEs without recourse to E-House of $10,372,839 and $8,975,274 as of December 31, 2011 and 2012, respectively)	27,178,988	25,517,200
Total current liabilities	222,283,924	176,097,081
Deferred tax liabilities (including deferred tax liabilities, non-current of the consolidated VIEs without recourse to E-House of $1,430,257 and $67,651 as of December 31, 2011 and 2012, respectively)	36,925,632	40,108,863
Liability for exclusive rights, non-current (including liability for exclusive rights, non-current of the consolidated VIEs without recourse to E-House of $21,408,384 and $5,918,812 as of December 31, 2011 and 2012, respectively)	5,918,812	21,408,384
Other non-current liabilities	1,719,201	1,715,913
Total liabilities	266,847,569	239,330,241
Commitments and contingencies (Note 18)
Equity:
Ordinary shares ($0.001 par value): 1,000,000,000 shares authorized, 79,065,624 and 118,242,281 shares issued and outstanding, as of December 31, 2011 and 2012, respectively	118,243	79,066
Additional paid-in capital	841,536,135	688,093,431
Accumulated deficit	(157,835,168)	(101,063,764)
Accumulated other comprehensive income	55,117,955	46,253,035
Subscription receivables	(11,798)
Total E-House equity	738,925,367	633,361,768
Non-controlling interest	6,188,582	271,006,234
Total equity	745,113,949	904,368,002
TOTAL LIABILITIES AND EQUITY	$ 1,011,961,518	$ 1,143,698,243

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Customer deposits, allowance for doubtful accounts	$ 584,280	$ 646,334
Accounts receivable, allowance for doubtful accounts	35,953,537	14,164,988
Customer deposits, allowance for doubtful accounts, non-current	0	0
Accounts payable	7,411,735	5,686,183
Accrued payroll and welfare expenses	69,027,516	50,580,838
Income tax payable	56,141,853	45,762,488
Other tax payable	24,864,312	19,251,800
Amounts due to related parties	4,281,830	1,775,286
Liability for exclusive rights, current	16,973,230	13,830,821
Other current liabilities	27,178,988	25,517,200
Deferred tax liabilities, non-current	36,925,632	40,108,863
Liability for exclusive rights, non-current	5,918,812	21,408,384
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized (in shares)	1,000,000,000	1,000,000,000
Ordinary shares, shares issued (in shares)	118,242,281	79,065,624
Ordinary shares, shares outstanding (in shares)	118,242,281	79,065,624
Consolidated VIEs without recourse
Accounts payable	1,826,257	1,843,770
Accrued payroll and welfare expenses	18,834,610	14,530,417
Income tax payable	16,625,365	7,834,965
Other tax payable	8,807,339	5,569,465
Amounts due to related parties	3,161,687	654,465
Liability for exclusive rights, current	16,973,230	13,830,821
Other current liabilities	8,975,274	10,372,839
Deferred tax liabilities, non-current	67,651	1,430,257
Liability for exclusive rights, non-current	$ 5,918,812	$ 21,408,384

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS
Total revenues		$ 462,439,368	$ 401,624,981	$ 356,525,127
Cost of revenues		(203,170,685)	(163,044,490)	(104,846,495)
Selling, general and administrative expenses		(336,873,524)	(286,687,587)	(198,424,922)
Goodwill impairment charge	(417,822,304)		(417,822,304)
Other operating income		6,475,023	6,180,360	4,080,900
Income (loss) from operations		(71,129,818)	(459,749,040)	57,334,610
Interest income		1,606,462	2,626,919	2,807,831
Other income (loss), net		(732,870)	(10,457,211)	1,508,269
Income (loss) before taxes and equity in affiliates		(70,256,226)	(467,579,332)	61,650,710
Income tax (expense) benefit		(1,168,654)	2,723,930	(12,696,234)
Income (loss) before equity in affiliates		(71,424,880)	(464,855,402)	48,954,476
Income (loss) from equity in affiliates		375,509	(165,110)	(278,662)
Net income (loss)		(71,049,371)	(465,020,512)	48,675,814
Less: Net income (loss) attributable to non-controlling interest		(14,077,967)	(194,663,431)	12,521,421
Net income (loss) attributable to E-House shareholders		$ (56,971,404)	$ (270,357,081)	$ 36,154,393
Earnings (loss) per share:
Basic (in dollars per share)		$ (0.54)	$ (3.39)	$ 0.45
Diluted (in dollars per share)		$ (0.54)	$ (3.39)	$ 0.44
Shares used in computation:
Basic (in shares)		106,159,388	79,769,823	80,287,171
Diluted (in shares)		106,159,388	79,769,823	81,302,622

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ (71,049,371)	$ (465,020,512)	$ 48,675,814
Other comprehensive loss
Foreign currency translation adjustment	1,828,717	24,231,778	12,779,476
Comprehensive income (loss)	(69,220,654)	(440,788,734)	61,455,290
Less: Comprehensive income (loss) attributable to non-controlling interests	(14,124,962)	(189,044,147)	14,063,125
Comprehensive income (loss) attributable to E-House shareholders	$ (55,095,692)	$ (251,744,587)	$ 47,392,165

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $)	Total	Equity (Deficit) Attributable to E-House	Ordinary Shares	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income	Subscription Receivables	Non-controlling Interest
Balance at Dec. 31, 2009	$ 1,313,319,705	$ 857,766,589	$ 80,146	$ 656,592,898	$ 184,749,251	$ 16,344,294		$ 455,553,116
Balance (in shares) at Dec. 31, 2009			80,145,869
Increase (Decrease) in Stockholders' Equity
Net income (loss)	48,675,814	36,154,393			36,154,393			12,521,421
Foreign currency translation adjustments	12,779,476	11,237,772				11,237,772		1,541,704
Dividends	(20,081,057)	(20,081,057)			(20,081,057)
Dividends to non-controlling interest	(1,231,562)							(1,231,562)
Share-based compensation	27,005,773	19,987,214		19,987,214				7,018,559
Exercise of share options	1,557,960	1,557,960	301	1,623,076			(65,417)
Exercise of share options (in shares)			301,192
Vesting of the restricted shares			305	(305)
Vesting of the restricted shares (in shares)			305,465
Capital injection and non-controlling interest recognized in connection with business acquisition	5,763,694							5,763,694
Exercise of CRIC share options	1,455,639	(1,873,657)		(1,873,657)				3,329,296
Vesting of CRIC restricted shares	262,500	(121,968)		(121,968)				384,468
Acquisition of non-controlling interest (including Repurchase of CRIC shares in 2011)	(12,868,370)	(3,556,107)		(3,614,582)		58,475		(9,312,263)
Distribution to E-House		28,708		28,708				(28,708)
Balance at Dec. 31, 2010	1,376,639,572	901,099,847	80,752	672,621,384	200,822,587	27,640,541	(65,417)	475,539,725
Balance (in shares) at Dec. 31, 2010			80,752,526
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(465,020,512)	(270,357,081)			(270,357,081)			(194,663,431)
Foreign currency translation adjustments	24,231,778	18,612,494				18,612,494		5,619,284
Dividends	(20,209,842)	(20,209,842)			(20,209,842)
Dividends to non-controlling interest	(783,403)							(783,403)
Share-based compensation	32,023,557	24,360,791		24,360,791				7,662,766
Exercise of share options	503,046	503,046	81	437,548			65,417
Exercise of share options (in shares)			81,495
Vesting of the restricted shares			631	(631)
Vesting of the restricted shares (in shares)			630,603
Capital injection and non-controlling interest recognized in connection with business acquisition	5,844,009	1,785,764		1,785,764				4,058,245
Changes in equity ownership on partial disposal of subsidiaries	514,156	278,332		278,332				235,824
Exercise of CRIC share options	791,139	(2,218,582)		(2,218,582)				3,009,721
Vesting of CRIC restricted shares	262,500	(134,500)		(134,500)				397,000
Acquisition of non-controlling interest (including Repurchase of CRIC shares in 2011)	(29,862,792)	(286,912)		(120,820)	(166,092)			(29,575,880)
Disposal of subsidiaries	(493,617)							(493,617)
Repurchase of shares	(20,071,589)	(20,071,589)	(2,398)	(8,915,855)	(11,153,336)
Repurchase of shares (in shares)			(2,399,000)
Balance at Dec. 31, 2011	904,368,002	633,361,768	79,066	688,093,431	(101,063,764)	46,253,035		271,006,234
Balance (in shares) at Dec. 31, 2011			79,065,624
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(71,049,371)	(56,971,404)			(56,971,404)			(14,077,967)
Foreign currency translation adjustments	1,828,717	1,875,712				1,875,712		(46,995)
Dividends	(11,866,670)	(11,866,670)		(11,866,670)
Dividends to non-controlling interest	(856,121)							(856,121)
Share-based compensation	35,656,525	31,900,606		31,900,606				3,755,919
Exercise of share options	815,522	248,118	195	259,721			(11,798)	567,404
Exercise of share options (in shares)			194,721
Vesting of the restricted shares	262,594	39,322	567	38,755				223,272
Vesting of the restricted shares (in shares)			567,489
Capital injection and non-controlling interest recognized in connection with business acquisition	291,839							291,839
Shares issued in connection with the merger of CRIC	252,106,323	252,106,323	38,786	252,067,537
Shares issued in connection with the merger of CRIC (in shares)			38,785,588
Replacement of CRIC share options and restricted shares	31,897,646	31,897,646		31,897,646
Reversal of ASC 740 uncertain tax position	200,000	200,000			200,000
Changes in equity ownership on partial disposal of subsidiaries	157,359	175,735		175,735				(18,376)
Repurchase of shares	(1,569,815)	(1,569,815)	(371)	(1,569,444)
Repurchase of shares (in shares)			(371,141)
Movement arising from merger of CRIC	(397,128,601)	(142,471,974)		(149,461,182)		6,989,208		(254,656,627)
Balance at Dec. 31, 2012	$ 745,113,949	$ 738,925,367	$ 118,243	$ 841,536,135	$ (157,835,168)	$ 55,117,955	$ (11,798)	$ 6,188,582
Balance (in shares) at Dec. 31, 2012			118,242,281

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income (loss)	$ (71,049,371)	$ (465,020,512)	$ 48,675,814
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	47,386,277	35,858,842	26,388,643
Unrealized (gain) loss on marketable securities	(804,621)	8,598,962	(679,626)
Realized gain on marketable securities	(734,904)
(Income) loss from equity in affiliates	(375,509)	165,110	278,662
Allowance for doubtful accounts	27,958,218	9,605,824	5,739,736
Share-based compensation	35,656,525	32,023,557	27,005,773
Amortization of discounts related to liability for exclusive rights	1,882,804	891,441
Goodwill impairment charge		417,822,304
Loss on disposal of subsidiaries		1,054,348
Others	1,155,317	620,084	(2,070,006)
Changes in operating assets and liabilities:
Restricted cash	(167,175)	4,403,608	1,071,118
Customer deposits	(10,479,863)	10,433,895	(50,618,840)
Accounts receivable	(88,257,121)	(75,314,964)	(26,971,714)
Marketable securities	5,826,280		(15,884,428)
Amounts due from related parties	1,181,561	(227,936)	1,022,856
Properties held for sale	980,571	596,251
Prepaid expenses and other current assets	4,908,018	(5,439,775)	1,968,890
Other non-current assets	(4,889,458)	(4,152,077)	(1,591,264)
Accounts payable	1,726,897	(2,462,505)	(1,906,219)
Accrued payroll and welfare expenses	18,570,558	13,478,032	6,580,711
Income tax payable	10,449,070	3,454,544	3,974,621
Other tax payable	5,612,517	4,891,322	2,790,434
Amounts due to related parties	2,769,138	(3,116,871)	4,367,157
Other current liabilities	3,952,552	11,903,950	10,792,123
Other non-current liabilities	203,288	(8,169)	44,146
Deferred taxes	(15,644,865)	(20,039,088)	(8,518,614)
Net cash provided by (used in) operating activities	(22,183,296)	(19,979,823)	32,459,973
Investing activities:
Deposit for and purchase of property and equipment and intangible assets	(31,847,330)	(37,280,818)	(12,193,899)
Purchase of subsidiaries, net of cash acquired		(22,685,735)	563,211
Deposit (return) for acquisition		4,529,880	(4,529,880)
Proceeds from disposal of subsidiaries		117,457
Proceeds from partial disposal of subsidiaries	157,359	514,156
Investment in affiliates	(2,161,001)	(21,567,027)	(9,878,053)
Proceeds from sale of properties held for sale		2,149,470	7,051,619
Proceeds from disposal of property and equipment	425,432	1,626,855	100,775
Net cash used in investing activities	(33,425,540)	(72,595,762)	(18,886,227)
Financing activities:
Purchases of shares of CRIC from public	(113,124,632)
Repurchase of CRIC shares		(29,862,792)	(12,868,370)
Contribution from non-controlling interest	291,839	412,364	4,115,358
Proceeds from exercise of options	815,522	1,294,185	3,013,599
Repurchase of shares	(1,569,815)	(20,071,589)
Dividends	(11,866,670)	(20,209,842)	(20,081,057)
Dividends to non-controlling interests shareholders	(319,675)	(783,403)	(1,231,562)
Loans from non-controlling interest			1,205,000
Net cash used in financing activities	(125,773,431)	(69,221,077)	(25,847,032)
Effect of exchange rate changes on cash and cash equivalents	218,282	9,984,382	8,029,035
Net decrease in cash and cash equivalents	(181,163,985)	(151,812,280)	(4,244,251)
Cash and cash equivalents at the beginning of the year	392,005,353	543,817,633	548,061,884
Cash and cash equivalents at the end of the year	210,841,368	392,005,353	543,817,633
Supplemental disclosure of cash flow information:
Income taxes paid	6,568,082	16,098,204	22,467,285
Non-cash investing and financing activities:
Decrease in amount due to related party due to vesting of restricted shares	(262,594)	(262,500)	(262,500)
Ordinary shares issued in connection with the merger of CRIC	38,786
Additional paid-in capital recognized in connection with the merger of CRIC	102,606,355
Additional paid-in capital recognized in connection with business acquisition		1,785,764
Non-controlling interest recognized in connection with business acquisition		3,645,881	1,648,336
Non-controlling interest derecognized in connection with the merger of CRIC	254,656,627
Consideration payable for amount recognized in purchase of exclusive rights	22,892,042	35,239,205
Dividend payable to non-controlling interest	$ 536,446

Organization and Principal Activities	12 Months Ended
Dec. 31, 2012
Organization and Principal Activities
Organization and Principal Activities

1. Organization and Principal Activities

E-House (China) Holdings Limited (the “Company” or “E-House”) was incorporated on August 27, 2004 in the Cayman Islands as an exempted company with limited liability under the Companies Law of the Cayman Islands. The Company, through its subsidiaries and consolidated variable interest entities (“VIEs”), offers a wide range of services to the real estate industry, including primary sales agency, secondary brokerage, information and consulting, online advertising, promotional events, real estate advertising and real estate fund management services in the People’s Republic of China (“PRC”). The Company, its subsidiaries and consolidated VIEs are collectively referred to as the “Group”.

The Group commenced operations in 2000 through an operating subsidiary, Shanghai Real Estate Sales (Group) Co., Ltd. (“E-House Shanghai”), a company established in the PRC, and its subsidiaries and affiliates.

In October 2009, the Company’s subsidiary, China Real Estate Information Corporation (“CRIC”) completed its initial public offering (“IPO”) on NASDAQ and concurrent acquisition of SINA Corporation’s (“SINA”) (NASDAQ: SINA) 66% equity interest in China Online Housing Technology Corporation (“COHT”), an online real estate media platform in the PRC. COHT provides online advertising, information and updates related to the real estate and home furnishing industries in China through a VIE, Beijing Yisheng Leju Information Service Co., Ltd. (“Beijing Leju”). On October 28, 2011, the Company submitted a merger proposal to the board of directors of CRIC to acquire all the outstanding shares of CRIC that it did not already own (the “Merger”). The Merger was completed on April 20, 2012, and as a result, CRIC is a wholly-owned subsidiary of the Company and CRIC’s ADSs ceased to be listed on the NASDAQ Global Select Market.

The following table lists major subsidiaries and the consolidated VIEs of the Company as of December 31, 2012:

	Date of	Place of	Percentage of
	incorporation	incorporation	Ownership
Shanghai Real Estate Sales (Group) Co., Ltd.	15-Aug-00	PRC	100%
Shanghai City Rehouse Real Estate Agency Ltd.	17-May-02	PRC	85%
E-House Real Estate Asset Management Co., Ltd.	22-Aug-06	Cayman	51%
China Real Estate Information Corporation	21-Aug-08	Cayman	100%
Beijing Yisheng Leju Information Services Co., Ltd.	13-Feb-08	PRC	VIE
Shanghai Yi Xin E-Commerce Co., Ltd.	05-Dec-11	PRC	VIE
Beijing Jiajujiu E-Commerce Co., Ltd.	22-Mar-12	PRC	VIE

Summary of Principal Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Principal Accounting Policies
Summary of Principal Accounting Policies

2. Summary of Principal Accounting Policies

(a) Basis of presentation

The consolidated financial statements are prepared and presented in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

(b) Basis of consolidation

The consolidated financial statements include the financial statements of E-House, its majority owned subsidiaries and its VIEs, Shanghai Tian Zhuo Advertising Co., Ltd. (“Tian Zhuo”), Beijing Leju, Shanghai Yi Xin E-Commerce Co., Ltd. (“Shanghai Yi Xin”) and Beijing Jiajujiu E-Commerce Co., Ltd. (“Beijing Jiajujiu”). All inter-company transactions and balances have been eliminated in consolidation.

In 2012, the contractual arrangements among the shareholders of Tian Zhuo, Tian Zhuo and Shanghai CRIC Information Technology Co., Ltd. (“Shanghai CRIC”) were terminated. Upon the termination, the shareholders of Tian Zhuo transferred all of their equity interests in Tian Zhuo to Beijing Leju to make Tian Zhuo a wholly owned subsidiary of Beijing Leju.

The Group evaluates each of its interests in private companies to determine whether or not the investee is a VIE and, if so, whether the Group is the primary beneficiary of such VIE. In determining whether the Group is the primary beneficiary, the Group considers if the Group (1) has power to direct the activities that most significantly affects the economic performance of the VIE, and (2) receives the economic benefits of the VIE that could be significant to the VIE. If deemed the primary beneficiary, the Group consolidates the VIE.

The VIE arrangements

PRC regulations currently prohibit or restrict foreign ownership of companies that provide Internet content and advertising services. To comply with these regulations, the Group provides such activities relating to real estate projects through its VIEs and their subsidiaries.

To provide the Group effective control over and the ability to receive substantially all of the economic benefits of its VIEs and their subsidiaries, the Company’s subsidiaries Shanghai CRIC, Shanghai SINA Leju Information Technology Co., Ltd. (“Shanghai SINA Leju”) and Shanghai Yi Yue Information Technology Co. Ltd. (“Shanghai Yi Yue”), and Beijing Maiteng Fengshun Science and Technology Co., Ltd., (“Beijing Maiteng”) (collectively, the “Foreign Owned Subsidiaries”) entered into a series of contractual arrangements with Tian Zhuo, Beijing Leju, Shanghai Yi Xin, Beijing Jiajujiu (collectively the “VIEs”) and their respective shareholders, respectively, as summarized below:

Name of Foreign Owned	The Group’s
Subsidiaries	Legal Ownership	Name of VIEs	Activities of VIEs
Shanghai CRIC	100%	Tian Zhuo	Operate the real estate advertising business
Shanghai SINA Leju	100%	Beijing Leju	Operate the real estate online business
Shanghai Yi Yue	100%	Shanghai Yi Xin	Operate the real estate e-commerce business
Beijing Maiteng	90%	Beijing Jiajujiu	Operate the online home furnishing business

The VIEs hold the requisite licenses and permits necessary to conduct Internet content and advertising services activities relating to real estate projects from which foreign ownership of companies are prohibited or restricted. In addition, the VIEs hold leases and other assets necessary to operate such business and generate substantially of the Group’s online and advertising revenues.

Agreements that Transfer Economic Benefits of the VIEs to the Group

Exclusive Consultancy Services/Technical Support Agreement. Pursuant to an exclusive Consultancy services/technical support agreement between the Foreign Owned Subsidiaries and the respective VIEs, the Foreign Owned Subsidiaries provide the respective VIEs with a series of Consultancy services/technical support services and are entitled to receive related fees. The term of this exclusive technical support agreement will expire upon dissolution of the VIEs. Unless expressly provided by this agreement, without prior written consent of the Foreign Owned Subsidiaries, the VIEs may not engage any third party to provide the services offered by the Foreign Owned Subsidiaries under this agreement.

Agreements that Provide Effective Control over VIEs

Exclusive Call Option Agreement. Each of shareholders of the VIEs has entered into an exclusive call option agreement with the respective Foreign Owned Subsidiaries. Pursuant to these agreements, each of the shareholders of the VIEs has granted an irrevocable and unconditional option to the respective Foreign Owned Subsidiaries or their designees to acquire all or part of such shareholder’s equity interests in VIEs at its sole discretion, to the extent as permitted by PRC laws and regulations then in effect. The consideration for such acquisition of all equity interests in VIEs will be equal to the registered capital of the VIEs, and if PRC law requires the consideration to be greater than the registered capital, the consideration will be the minimum amount as permitted by PRC law. In addition, the VIEs irrevocably and unconditionally granted respective Foreign Owned Subsidiaries an exclusive option to purchase, to the extent permitted under the PRC law, all or part of the assets of the VIEs. The exercise price for purchasing the assets of the VIEs will be equal to their respective book values, and if PRC law requires the price to be greater than the book value, the price will be the minimum amount as permitted by PRC law. The call option may be exercised by respective Foreign Owned Subsidiaries or their designees.

Loan Agreement. Under the loan agreement among shareholders of the VIEs and the respective Foreign Owned Subsidiaries, the respective Foreign Owned Subsidiaries granted an interest-free loan to the shareholders of VIE, solely for their purchase of equity interest of the VIEs, investing or operating activities conducted in the VIEs. Each loan agreement has a term of twenty years.

Shareholder Voting Right Proxy Agreement. Each of shareholders of the VIEs irrevocably grant any person designated by the respective Foreign Owned Subsidiaries the power to exercise all voting rights to which he will be entitled to as shareholder of the VIEs at that time, including the right to declare dividends, appoint and elect board members and senior management members and other voting rights.

Each shareholder voting right proxy agreement has a term of twenty years, unless it is early terminated by all parties in writing or pursuant to provision of this agreement. The term of the agreement will be automatically extended for one year upon the expiration, if the Foreign Owned Subsidiary gives the other Parties written notice requiring the extension thereof and the same mechanism will apply subsequently upon the expiration of each extended term.

Equity Pledge Agreement. Each of shareholders of the VIEs has also entered into an equity pledge agreement with the respective Foreign Owned Subsidiaries. Pursuant to which these shareholders pledged their respective equity interest in the VIEs to guarantee the performance of the obligations of the VIEs. The Foreign Owned Subsidiaries, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. Pursuant to the equity pledge agreement, each shareholder of the VIEs cannot transfer, sell, pledge, dispose of or otherwise create any new encumbrance on their respective equity interest in the VIEs without the prior written consent of the respective Foreign Owned Subsidiaries. The equity pledge right enjoyed by the Foreign Owned Subsidiaries will expire when shareholders of the VIEs have fully performed their respective obligations under the above agreements. The equity pledges of the VIEs have been registered with the relevant local branch of the State Administration for Industry and Commerce, or SAIC.

Risks in relation to the VIE structure

The Company believes that the Foreign Owned Subsidiaries’ contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and the interests of the shareholders of the VIEs may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so.

The Company’s ability to control the VIEs also depends on the power of attorney the Foreign Owned Subsidiaries have to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the Company may be subject to fines or other actions. The Company does not believe such actions would result in the liquidation or dissolution of the Company, the Foreign Owned Subsidiaries or the VIEs.

The Group, through its subsidiaries and through the contractual arrangements, has (1) the power to direct the activities of the VIEs that most significantly affect the entity’s economic performance and (2) the right to receive benefits from the VIEs. Accordingly, the Group is the primary beneficiary of the VIEs and has consolidated the financial results of the VIEs.

The following financial statement amounts and balances of the Group’s VIEs were included in the accompanying consolidated financial statements:

	As of December 31,
	2011	2012
	$	$
Cash and cash equivalents	28,969,993	54,276,035
Accounts receivable, net of allowance for doubtful accounts	64,878,396	88,871,824
Other current assets	18,106,001	22,144,577
Amounts due from related parties	—	46,067
Total current assets	111,954,390	165,338,503
Total non-current assets	77,442,308	62,413,697
Total assets	189,396,698	227,752,200

Accounts payable	1,843,770	1,826,257
Accrued payroll and welfare expenses	14,530,417	18,834,610
Income tax payable	7,834,965	16,625,365
Other tax payable	5,569,465	8,807,339
Amounts due to related parties	654,465	3,161,687
Liability for exclusive rights, current	13,830,821	16,973,230
Other current liabilities	10,372,839	8,975,274
Total current liabilities	54,636,742	75,203,762
Deferred tax liabilities, non-current	1,430,257	67,651
Liability for exclusive rights, non-current	21,408,384	5,918,812
Total liabilities	77,475,383	81,190,225

	Years Ended December 31,
	2010	2011	2012
	$	$	$
Total revenues	75,866,765	120,545,936	172,402,066
Net loss	(392,050)	(4,713,667)	(3,212,138)

There are no consolidated VIEs’ assets that are collateral for the VIEs’ obligations or are restricted solely to settle the VIEs’ obligations.

(c) Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from such estimates. Significant accounting estimates reflected in the Group’s financial statements include useful lives and valuation of long-lived assets, valuation of goodwill, allowance for doubtful accounts, assumptions related to share-based compensation arrangements, assumptions related to the consolidation of entities in which the Group holds variable interests, fair value of equity investments in funds invested, valuation allowance on deferred tax assets and selling price hierarchy in multiple-deliverable revenue arrangements.

(d) Fair value of financial instruments

The Group records certain of its financial assets and liabilities at fair value on a recurring basis. Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. There are three levels of inputs that may be used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Assets measured at fair value on a recurring basis are comprised of marketable securities. The Group uses quoted price in active markets (Level 1 investments) to determine the fair value of marketable securities.

Asset measured at fair value on a nonrecurring basis includes fair value measurement of the Group’s online reporting unit in goodwill impairment testing (Note 8) based on Level 3 inputs in 2011. The impairment loss based on Level 3 fair value measurements was $417,822,304, recognized as goodwill impairment charge in consolidated statements of operations for the year ended December 31, 2011. There was no asset or liability measured at fair value on a nonrecurring basis in 2010 or 2012.

The Group’s financial instruments that are not recorded at fair value in the consolidated balance sheets include cash and cash equivalents, restricted cash, accounts receivable, advance from customers, customer deposits, other receivables, accounts payable, other payables, liabilities for exclusive rights and amounts due from/to related parties. For financial instruments other than the non-current portion of customer deposits and liabilities for exclusive rights, the carrying value approximates the fair value due to their short-term nature. The fair value of the non-current portion of customer deposits was $23,509,578 and $694,020 as of December 31, 2011 and 2012, respectively. The fair value of the non-current portion of liabilities for exclusive rights was $21,408,384 and $5,918,812 as of December 31, 2011 and 2012, respectively. The fair value was estimated using discounted cash flows method by discounting the estimated future collections or payment using the Company’s incremental borrowing rate for an instrument with similar terms on the measurement date. As the future cash flows from collections or payments were management’s best estimates based on information available on the valuation date, which were not observable or cannot be corroborated with market information, the fair value measurements were classified as level 3 measurements. Any change in the estimated timing of cash inflow or outflow would result in a change in the fair value measurement in the same direction.

(e) Business combinations

Business combinations are recorded using the purchase method of accounting and, accordingly, the acquired assets and liabilities are recorded at their fair market value at the date of acquisition. Any excess of acquisition cost over the fair value of the acquired assets and liabilities, including identifiable intangible assets, is recorded as goodwill.

(f) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less.

(g) Restricted cash

The Group provides brokerage service for secondary properties. Upon consent of the property buyers and sellers, the sales proceeds can be paid through the Group’s accounts, which are put into the custody of the designated bank and can only be used as consideration to the property sellers when the transactions are completed. The Group records the proceeds relating to these transactions as restricted cash and other current liabilities. These restricted cash accounts totaled $1,706,426 and $2,589,880 as of December 31, 2011 and 2012, respectively. In connection with certain primary real estate agency agreements, the Group is required by the developers to maintain certain bank deposits under both parties’ custody through the contract periods or until the presale permits are obtained for the underlying projects. These restricted cash accounts were $875,375 and $159,096 as of December 31, 2011 and 2012, respectively.

(h) Marketable securities

Marketable securities include securities that are classified as trading securities. Trading securities represent equity securities that are bought and held principally for the purpose of selling them in the near term, and they are reported at fair value, with both unrealized and realized gains and losses reported in other income (loss). The fair value of marketable securities is based upon the quoted price in an active market for identical instruments (Level 1).

(i) Customer deposits

The Group provides sales agency services for primary real estate development projects, some of which require the Group to pay an upfront and refundable deposit as demonstration of the Group’s financial strength and commitment to provide high quality service. These deposits are refunded to the Group subject to certain pre-determined criteria at a date specified in the agency contracts. The pre-determined criteria is based on sales progress on a project, which may take into account factors such as gross floor area of properties sold and transaction value. Certain of the Group’s contracts provide that if the group breaches the contract, any corresponding penalties may be deducted from the deposit. Customer deposits are recorded as either current or non-current assets based on the Group’s estimate of the date of refund.

The Group did not experience any material non-payment in history. In the event that any customer deposit becomes due but is not duly paid by the real estate developers, the Group requires collateral or other security from such developers, including existing properties or a right to properties under construction. In the event of non-payment, the Group would then resell the properties or the right to properties under construction for cash. The collection of these secured customer deposits is dependent on the resale price of the underlying properties, which is subject to the then market conditions. As of December 31, 2011 and 2012, customer deposits included $11,109,490 and $33,038,106 that were secured by the right to purchase properties at a prescribed price, respectively.

(j) Accounts receivable

Accounts receivable, net of allowance for doubtful accounts of $14,164,988 and $35,953,537 at December 31, 2011 and 2012, respectively, consists of following:

	As of December 31,
	2011	2012
	$	$
Unbilled accounts receivable	182,878,383	246,730,442
Billed accounts receivable	61,202,482	57,870,268
Total	244,080,865	304,600,710

Unbilled accounts receivable represents amounts recognized in revenue prior to issuing official tax receipts to customers. The Group regularly reviews the collectability of unbilled accounts receivable in the same method as billed accounts receivable disclosed in Note 2 (x).

(k) Properties held for sale

Properties held for sale are stated at the lower of cost or net realizable value. Cost comprises the cost of purchase and, where applicable, direct costs associated with the purchase. Properties held for sales obtained through taking possession of collateral to settle the accounts receivable, are recorded at value of the receivables that are settled. The Group evaluates its properties held for sale for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. No impairment was provided for properties held for sale for the years ended December 31, 2010, 2011 and 2012.

(l) Investment in affiliates

Affiliated companies are entities over which the Group has significant influence, but which it does not control. The Group generally considers an ownership interest of 20% or higher to represent significant influence. And the Group considers an equity interest of 3% or higher to represent more than minor influence for investments in investment funds.

Investment funds are subject to Investment Company accounting, and need to apply the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services - Investment Companies. Accordingly, all investments held by these investment funds are measured at fair value. The difference between fair value and initial cost of investments is reflected as unrealized appreciation/depreciation on investments in the income statement. Investment funds determine the fair value of the investments based on relevant comparable market data such as comparisons of multiples of peer companies, evaluation of financial and operating data, company specific developments, market valuations of comparable companies, and latest transaction price factors (Level 3 inputs).

Investments in affiliates are accounted for by the equity method of accounting. Under this method, the Group’s share of the post-acquisition profits or losses of affiliated companies is recognized in the income statement and its shares of post-acquisition movements in other comprehensive income are recognized in other comprehensive income. Unrealized gains on transactions between the Group and its affiliated companies are eliminated to the extent of the Group’s interest in the affiliated companies; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Group’s share of losses in an affiliated company equals or exceeds its interest in the affiliated company, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the affiliated company.

The Group is required to perform an impairment assessment of its investments whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. An impairment loss is recorded when there has been a loss in value of the investment that is other than temporary. The Group has not recorded any impairment losses in any of the periods reported. As of December 31, 2011 and 2012, the Group determined that no such events were present.

(m) Property and equipment, net

Property and equipment is recorded at cost less accumulated depreciation. Depreciation is computed on a straight-line basis over the following estimated useful lives:

Leasehold improvements	Over the shorter of the lease term or their estimated useful lives
Buildings	30 years
Furniture, fixtures and equipment	5 years
Motor vehicles	5 years

Gains and losses from the disposal of property and equipment are included in income from operations.

(n) Intangible assets, net

Acquired intangible assets mainly consist of license agreements with SINA, a real estate advertising agency agreement with SINA, CRIC database license agreement, exclusive rights with Baidu, Inc. (“Baidu”), favorable lease terms, customer relationships, non-compete agreements and trademarks from business combinations and are recorded at fair value on the acquisition date. All intangible assets, with the exception of customer relationships, are amortized ratably over the contract period. Intangible assets resulting out of acquired customer relationships are amortized based on the timing of the revenue expected to be derived from the respective customer.

(o) Impairment of long-lived assets

The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss equal to the excess of the carrying amount over the fair value of the assets.

(p) Impairment of goodwill and indefinite lived intangible assets

The Group performs an annual goodwill impairment test comprised of two steps. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill and indefinite lived intangible assets. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill and indefinite lived intangible assets to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

Management performs a goodwill impairment test for each of its reporting units as of December 31 of each year or when there is a triggering event causing management to believe it is more likely than not that the carrying amount of goodwill may be impaired.

Intangible assets with an indefinite life are tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. The impairment test consists of a comparison of the fair value of the intangible asset to its carrying amount. If the carrying amount exceeds the fair value, an impairment loss is recognized equal in amount to that excess.

(q) Income taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities, and their reported amounts in the financial statements, net operating loss carry forwards and credits by applying enacted statutory tax rates applicable to future years when the reported amounts of the asset or liability are expected to be recovered or settled, respectively. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the classification of the related assets and liabilities for financial reporting purposes.

The Group only recognizes tax benefits related to uncertain tax positions when such positions are more likely than not of being sustained upon examination. For such positions, the amount of tax benefit that the Group recognizes is the largest amount of tax benefit that is more than fifty percent likely of being sustained upon the ultimate settlement of such uncertain position. The Group records interest and penalties as a component of income tax expense.

(r) Share-based compensation

Share-based compensation cost is measured on the grant date, based on the fair value of the award, and recognized as an expense over the requisite service period. Management has made an estimate of expected forfeitures and recognizes compensation cost only for those equity awards expected to vest.

(s) Revenue recognition

The Group recognizes revenue when there is persuasive evidence of an arrangement, service has been rendered, the sales price is fixed or determinable and collectability is reasonably assured. Revenues are recorded, net of sales related taxes.

The Group provides marketing and sales agency services to primary real estate developers. The Group recognizes the commission revenue when a successful sale of property has occurred and upon completing the services required to execute a successful sale without further contingency. A successful sale is defined in each agency contract and is usually achieved after the property buyer has executed the purchase contract, made the required down payment, and the purchase contract has been registered with the relevant government authorities. The Group may also be entitled to earn additional revenue on the agency services if certain sales and other performance targets are achieved, such as average sale price over a pre-determined period. These additional agency service revenues are recognized when the Group has accomplished the required targets.

The Group provides brokerage services for secondary real estate sale and rental transactions. For secondary real estate brokerage services, the Group recognizes revenue upon execution of a transaction agreement between the buyer/lessee and the seller/lessor for which the Group acts as the broker.

The Group provides real estate consulting services to customers in relation to land acquisition and project consulting services. Land acquisition consulting services involve advising customers in relation to land acquisition and facilitating the transfer of land development rights. Payment is usually contingent upon the delivery of a final product, such as closing a land acquisition transaction. The Group recognizes revenue under such arrangements upon delivery of the final product, assuming customer acceptance has occurred and the fee is no longer contingent. Project consulting services involve providing consulting services, including project feasibility studies, analysis of the real estate transaction history of nearby development projects, marketing and advertising consulting, and development of comprehensive plans for their development projects. Such arrangements include periodic consulting services arrangements and delivery based consulting services arrangements. Periodic consulting services involve providing consulting services which are tailored to meet the needs of real estate developer clients at various stages of the project development and sales process for a specified period, such as monthly market studies. The contractual period for such arrangements is usually between one and 12 months with revenue being recognized ratably over such period. Delivery based consulting services involve providing consulting services which are tailored to meet the specific need of real estate developer. Payment is usually contingent upon the delivery of a final product, such as providing a market study report. The Group recognizes revenue under such arrangements upon delivery of the final product, assuming customer acceptance has occurred and the fee is no longer contingent..

The Group sells subscriptions to its proprietary CRIC system for which revenues are recognized ratably over the subscription period, which is usually six to 12 months. The Group also provides data integration services periodically, such as periodic market updates and research analysis that suit the specific needs and requirements of individual clients in addition to access to the CRIC system. The contractual period for such arrangements is usually between three to 12 months with revenue being recognized ratably over such period.

The Group generates real estate online revenues principally from online advertising, sponsorship arrangements, e-commerce arrangements and, to a lesser extent, hosting arrangements, keyword advertising arrangements.

Online advertising arrangements allow advertisers to place advertisements on particular areas of the Group’s websites, in particular formats and over particular periods of time. Advertising revenues from online advertising arrangements are recognized ratably over the contract period of display when collectability is reasonably assured. Sponsorship arrangements allow advertisers to sponsor a particular area on the Group’s websites in exchange for a fixed payment over the contract period. Advertising revenues from sponsorship arrangements are recognized ratably over the contract period. Revenues for advertising services are recognized net of agency rebates when applicable. Commencing in 2012, the Group also provides real estate e-commerce services which include online property listings, property viewing, online deposit payments, discount coupon advertising, and online property auctions. Currently revenues are principally generated from services to secondary brokers who sell discount coupons to potential property buyers. Those discount coupons allow buyers to purchase specified properties from real estate developers at discounts greater than the face value of the fees charged by the secondary brokers. Secondary brokers pay the Group fees at contracted amount for utilizing the Group’s e-commerce platform to sell such discount coupons. The Group recognizes such e-commerce revenues upon obtaining confirmation letters signed by the property buyers and secondary real estate brokers, and when collections are reasonably assured. Although the Group’s e-commerce platform also offers secondary home listings and allows secondary brokers to sign up and become partners to list their properties and use the EJU brand and obtain opportunities to cross-sell unsold primary units, such services are currently offered for free.

The Group also generates advertising revenues from outsourcing certain regional sites for a fixed period of time to local hosting partners, who are responsible for both website operation and related advertising sales. Advertising revenues from hosted websites are recognized ratably over the term of the contract. Keyword advertising revenues are recognized ratably over the contract period when collectability is reasonably assured. The Group generates revenues from real estate advertising design services. The Group recognizes the revenue derived from real estate advertising design services ratably over the specified contract period ranging from three to 12 months. The Group also provides advertising sales services by acquiring advertising space and subsequently reselling such space. Revenues under such arrangements are recognized when the related advertisement is placed. The Group recognizes advertising sales revenues on a gross basis because it acts as principal and is the primary obligator in the arrangement.

The Group also provides promotional events services, and recognizes revenue when such services are rendered, assuming all other revenue recognition criterion have been met.

The Group also generates revenues from real estate fund management fees, performance fees and allocations. Real estate fund management fees are based upon investment advisory and related agreements and are recognized as earned over the specified contract period. Performance fees and allocations represent the preferential allocations of profits (“carried interest”) that are a component of the Group’s general partnership interests in the real estate funds. The Group is entitled to an additional return from the investment fund in the event investors in the fund achieve cumulative investment returns in excess of a specified amount. The Group records the additional return from these carried interests as revenue at the end of the contract year.

Effective January 1, 2011, the Group adopted the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2009-13, “Multiple-Deliverable Revenue Arrangements”, prospectively for all new and materially modified arrangements. ASU 2009-13 requires the Group to allocate revenue to arrangement deliverables using the relative selling price method.

The Group has multiple element arrangements that may include provision of primary real estate services, online advertising, promotional events services, consulting services and/or information services. The Group has determined that each of the deliverables listed above is considered a separate unit of account as each has value to the customer on a standalone basis and has been sold separately on a standalone basis, there is no general right of return on delivered items and the delivery or performance of the undelivered item(s) is considered probable and substantially in the control of the Group.

The Group allocates arrangement consideration in multiple-deliverable revenue arrangements at the inception of an arrangement to all deliverables based on the relative selling price in accordance with the selling price hierarchy, which includes: (i) vendor-specific objective evidence (“VSOE”) if available; (ii) third-party evidence (“TPE”) if VSOE is not available; and (iii) best estimate of selling price (“BESP”) if neither VSOE nor TPE is available.

VSOE. The Group determines VSOE based on its historical pricing and discounting practices for the specific service when sold separately. In determining VSOE, the Group requires that a substantial majority of the selling prices for these services fall within a reasonably narrow pricing range. The Group has historically priced its commission rate for the primary real estate services, periodic consulting services, subscription for the CRIC system and online advertising within a narrow range. As a result, the Group has used VSOE to allocate the selling price for these services when elements of a multiple element arrangement. The Group has not historically priced delivery based consulting service and promotional event services within a narrow range, therefore, the Group considers TPE and BESP as discussed below.

TPE. When VSOE cannot be established for deliverables in multiple element arrangements, the Group applies judgment with respect to whether it can establish a selling price based on TPE. TPE is determined based on competitor prices for similar deliverables when sold separately. Generally, the Group’s marketing strategy differs from that of its peers and its offerings contain a significant level of differentiation such that the comparable pricing of services with similar functionality cannot be obtained. Furthermore, the Group is unable to reliably determine what similar competitor services’ selling prices are on a stand-alone basis. As a result, the Group has not been able to establish selling price based on TPE.

BESP. When it is unable to establish selling price using VSOE or TPE, the Group uses BESP in its allocation of arrangement consideration. The objective of BESP is to determine the price at which the Group would transact a sale if the service were sold on a stand-alone basis. The Group determines BESP for deliverables by considering multiple factors including, but not limited to, prices it charged for similar offerings, market conditions, specification of the services rendered and pricing practices. The Group has used BESP to allocate the selling price of project-based consulting service and promotional event services under these multiple element arrangement. The process for determining BESP involves management judgment. The Group’s process considers multiple factors that may vary depending upon the unique facts and circumstances related to each deliverable. If the facts and circumstances underlying the factors the Group considers change, or should subsequent facts and circumstances lead the Group to consider additional factors, the Group’s BESP could change in future periods. The Group regularly reviews the evidence of selling price for its services and maintains internal controls over the establishment and updates of these estimates. There were no material changes in estimated selling price for its services during the year ended December 31, 2012, nor does the Group expect a material changes in BESP in the foreseeable future.

Under the previous accounting literature, when an arrangement included delivery based consulting services and subscriptions for the CRIC system, the entire arrangement was considered a single unit of account as the Group did not have VSOE for delivery based consulting services. Revenue was recognized based on the revenue recognition model for the final deliverable in the arrangement, which was typically the subscription for the CRIC system, which required ratable recognition over the subscription period. The Group had objective and reliable evidence of the fair value of the CRIC subscription service. As such, upon delivery of the consulting product, the Group deferred the fair value of the remaining CRIC subscription and recognized the residual amount, or the difference between the remaining fair value of the CRIC subscription and the total arrangement fee, as revenue, assuming all other revenue recognition criteria had been met. The residual amount recognized was limited to the cumulative amount due under the terms of the arrangement. Under ASU 2009-13, the Group is required to use BESP when neither VSOE nor TPE is available. As a result, the Group is able to recognize the relative fair value of the elements as they are delivered, assuming other revenue recognition criteria are met.

If the Group had applied the provisions of ASU 2009-13 for the year ended December 31, 2010, there would have been no material effect on revenue during that period. Additionally, the adoption of ASU 2009-13 did not have a material effect on revenue for the years ended December 31, 2011 and 2012 when compared to the revenue that would have been recognized under the guidance in effect prior to adoption of ASU 2009-13, given the BESP of delivery based consulting and VSOE of the subscription for the CRIC system have historically approximated their respective contract prices and the delivery based consulting services have generally been delivered at the beginning of the subscription period. The effect of adopting this guidance in future periods will depend on the nature of the Group’s customer arrangements in those periods, including the nature of services included in those arrangements, the magnitude of revenue associated with certain deliverables in those arrangements, and the timing of delivery of the related services in those arrangements, among other considerations. While the effect in future periods is dependent on these factors and future go-to-market strategies, the Group does not currently expect the adoption of ASU 2009-13 to have a material effect on the timing and pattern of revenue recognition in future periods. The Group does not expect this new guidance to affect future pricing practices or go-to-market strategies.

Deferred revenues are recognized when payments are received in advance of revenue recognition.

(t) Cost of revenue

Cost of revenue for the real estate brokerage services segment includes costs directly related to providing services, which include costs incurred for marketing and sale of primary real estate projects for which the Group acts as the agent, and rental expenses incurred for properties leased by the Group as brokerage stores and sales commission. Cost of revenue of real estate information and consulting services segment primarily consists of sales commission and costs incurred for developing, maintaining and updating the CRIC database system, which includes cost of data purchased or licensed from third-party sources, technical personnel related costs and associated equipment depreciation. Cost of revenue for the real estate online services segment consists of costs associated with the production of websites, which includes fees paid to third parties for Internet connection, content and services, editorial personnel related costs, amortization of intangible assets, depreciation associated with website production equipment and fees paid to SINA for advertising inventory on non-real estate channels. Cost of revenue for real estate promotional events and advertising services also consists of fees paid to third parties for the services directly related to advertising design and the cost incurred to acquire advertising space for resale, and salaries of sales and support staff and fees paid to third parties for the services directly related to promotional event services.

(u) Advertising expenses

Advertising expenses are charged to the statements of operations in the period incurred. The Group incurred advertising expenses amounting to $18,785,709, $31,146,070 and $51,936,863 for the years ended December 31, 2010, 2011 and 2012, respectively.

(v) Foreign currency translation

The functional currency of the Company is the United States dollar (“U.S. dollar”) and is used as the reporting currency of the Group. Monetary assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollar at the rates of exchange ruling at the balance sheet date. Equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as foreign currency translation adjustment and are shown as a separate component of other comprehensive income in the consolidated statements of changes in equity and comprehensive income.

The financial records of certain of the Company’s subsidiaries are maintained in local currencies other than the U.S. dollar, such as Renminbi (“RMB”) and Hong Kong dollar (“HKD”), which are their functional currencies. Transactions in other currencies are recorded at the rates of exchange prevailing when the transactions occur.

The Group recorded an exchange loss of $1,453,940, $1,051,883 and $379,530 for the years ended December 31, 2010, 2011 and 2012, respectively, as a component of other income (loss), net.

(w) Government subsidies

Government subsidies include cash subsidies received by the Company’s subsidiaries in the PRC from local governments. These subsidies are generally provided as incentives for conducting business in certain local districts. Cash subsidies of $4,080,900, $6,180,360 and $6,475,023 were included in other operating income for the years ended December 31, 2010, 2011 and 2012, respectively. Government subsidies were recorded in other income in prior years, and are reclassified to other operating income from 2012 due to the recurring nature going forward based on latest management estimation. Prior period amounts are reclassified to conform to current year presentation. Cash subsidies are recognized when received and when all the conditions for their receipt have been satisfied. There is no assurance that the Group will receive the subsidies even when other conditions are met.

(x) Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable and customer deposits. The Group places its cash and cash equivalents with reputable financial institutions.

The Group regularly reviews the creditworthiness of its customers, and requires collateral or other security from its customers in certain circumstances when accounts receivables become long overdue. The Group establishes an allowance for doubtful accounts and customer deposits primarily based upon factors surrounding the credit risk of specific customers, including creditworthiness of the clients, aging of the receivables and other specific circumstances related to the accounts.

Movement of the allowance for doubtful accounts for accounts receivable and customer deposits is as follows:

	2010	2011	2012
	$	$	$
Balance as of January 1	13,799,920	18,836,275	14,811,322
Provisions for doubtful accounts	5,623,888	9,513,951	27,297,288
Write offs	(1,084,209)	(14,380,877)	(5,633,500)
Changes due to foreign exchange	496,676	841,973	62,707
Balance as of December 31	18,836,275	14,811,322	36,537,817

The allowance for other receivables was immaterial for all periods presented.

(y) Earnings per share

Basic earnings per share are computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

The following table sets forth the computation of basic and diluted income per share for the periods indicated:

	Years Ended December 31,
	2010	2011	2012
Net income (loss) attributable to E-House ordinary shareholders — basic	$36,154,393	$(270,357,081)	$(56,971,404)
Decrease of income from CRIC*	$(278,491)	$—	$—
Net income (loss) attributable to E-House ordinary shareholders — diluted	$35,875,902	$(270,357,081)	$(56,971,404)

Weighted average ordinary shares outstanding	80,287,171	79,769,823	106,159,388
Share options and restricted shares	1,015,451	—	—
Weighted average number of ordinary shares outstanding — diluted	81,302,622	79,769,823	106,159,388

Basic earnings (loss) per share	$0.45	$(3.39)	$(0.54)

Diluted earnings (loss) per share	$0.44	$(3.39)	$(0.54)

*            In calculating diluted earnings (loss) per share, the amount of CRIC’s net income included in net income (loss) attributable to E-House’s ordinary shareholders is calculated by multiplying CRIC’s diluted EPS by the weighted average number of CRIC shares held by E-House’s during the period, which may result in net income (loss) attributable to E-House ordinary shareholders, for purposes of computing diluted earnings (loss) per share, being different from that actually recorded in the consolidated statements of operations. This difference is presented as decrease of income from CRIC.

Diluted earnings (loss) per share do not include the following instruments as their inclusion would have been anti-dilutive:

	Years Ended December 31,
	2010	2011	2012
Share options and restricted shares	—	3,345,726	14,660,788

(z) Non-controlling interest

Before the merger of the Company with CRIC, the majority of the Group’s non-controlling interest is attributable to CRIC, which mainly operates the Company’s real estate information and consulting and real estate online services segments. As of December 31, 2011, E-House retained a 54.12% equity interest in CRIC. Non-controlling interest in CRIC included in the Company’s consolidated balance sheets was $268,136,200 as of December 31, 2011. In April 2012, CRIC became a wholly-owned subsidiary of the Company after the Merger. For the years ended December 31, 2010, 2011 and 2012, $12,271,520 of Group’s consolidated net income, $190,696,283 and $13,547,386 of the Group’s consolidated net loss was attributable to CRIC, respectively.

The following schedule shows the effects of changes in E-House’s ownership interest in CRIC on equity attributable to E-House:

	Years Ended December 31,
	2010	2011	2012
	$	$	$
Net income (loss) attributable to E-House	36,154,393	(270,357,081)	(56,971,404)

Transfers to the non-controlling interest:
Decrease in E-House’s additional paid-in capital for purchase of 1,384,420, 4,206,600 and 64,642,647 CRIC common shares for the years ended December 31, 2010, 2011 and 2012 respectively	(3,614,582)	(120,820)	(149,461,182)
Decrease in E-House’s additional paid-in capital for the exercise of CRIC’s options and the vesting of CRIC’s restricted shares	(1,995,625)	(2,353,082)	(332,951)
Net transfers to non-controlling interest	(5,610,207)	(2,473,902)	(149,794,133)

Change from net income attributable to E-House and transfers (to) from non-controlling interest	30,544,186	(272,830,983)	(206,765,537)

(aa) Comprehensive income

Comprehensive income includes all changes in equity except those resulting from investments by owners and distributions to owners. For the years presented, total comprehensive income included net income and foreign currency translation adjustments.

(ab) Recently issued accounting pronouncements

In December 2011, the FASB has issued an authoritative pronouncement related to disclosures about offsetting assets and liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Company does not expect the adoption of this guidance to have a significant effect on its consolidated financial statements.

In July 2012, the FASB issued an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment. Under the guidance, an entity testing an indefinite-lived intangible asset for impairment has the option of performing a qualitative assessment before calculating the fair value of the asset. If the entity determines, on the basis of qualitative factors, that the fair value of the indefinite-lived intangible asset is not more likely than not (i.e., a likelihood of more than 50 percent) impaired, the entity would not need to calculate the fair value of the asset. The guidance does not revise the requirement to test indefinite-lived intangible assets annually for impairment. In addition, the guidance does not amend the requirement to test these assets for impairment between annual tests if there is a change in events or circumstances; however, it does revise the examples of events and circumstances that an entity should consider in interim periods. The guidance was effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The adoption of this guidance did not have a significant effect on the Company’s consolidated financial statements.

In February 2013, the FASB issued an authoritative pronouncement related to reporting of amounts reclassified out of accumulated other comprehensive income. Under the guidance, an entity is required to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. generally accepted accounting principles (GAAP) to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. The amendments are effective prospectively for reporting periods beginning after December 15, 2012. Early adoption is permitted. The Group is in the process of evaluating the effect of adoption of this pronouncement.

In March 2013, the FASB issued an authoritative pronouncement related to parent’s accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity. Under the guidance, the cumulative translation adjustment should be released into net income when a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business within a foreign entity. A pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of an equity method investment which is a foreign entity. The amendments are effective prospectively for reporting periods beginning after December 15, 2013. Early adoption is permitted. The Group is in the process of evaluating the effect of adoption of this pronouncement.

(ac) Newly adopted accounting pronouncements

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. This ASU is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in U.S. GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments. The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011. The Group adopted this pronouncement on January 1, 2012 and disclosed the fair value measurements according to this.

In June 2011, the FASB issued ASU 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income”. This ASU revises the manner in which entities present comprehensive income in their financial statements. The new guidance removes the presentation options in ASC 220 and requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. Under the two-statement approach, the first statement would include components of net income, which is consistent with the income statement format used today, and the second statement would include components of other comprehensive income (“OCI”). The ASU does not change the items that must be reported in OCI. For public entities, the ASU’s amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. For all entities, guidance must be applied retrospectively for all periods presented in the financial statements. The Group adopted this pronouncement on January 1, 2012 and has separately presented the consolidated statements of comprehensive income since that date.

In September 2011, the FASB issued ASU 2011-08, “Intangibles—Goodwill and Other (Topic 350): “Testing Goodwill for Impairment”. This ASU permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. The more-likely-than-not threshold is defined as having a likelihood of more than 50percent. The amendments in this ASU apply to all entities, both public and nonpublic, that have goodwill reported in their financial statements. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. The Group adopted this pronouncement on January 1, 2012.The adoption of this pronouncement did not have a significant effect on the Group’s consolidated financial statements, as the Group chose to directly perform the two-step goodwill impairment test for 2012.

Properties Held for Sale	12 Months Ended
Dec. 31, 2012
Properties Held for Sale
Properties Held for Sale

3. Properties Held for Sale

In 2010, 2011 and 2012, customers transferred legal ownership of 13, five and six properties to the Group to settle $2,091,056, $1,479,405 and $970,625 in accounts receivable, respectively. The Group recorded gains of $1,348,003, $417,610 and $45,936 from selling of the properties held for sale for the years ended December 31, 2010, 2011 and 2012, respectively. As of December 31, 2012, the Group held two residential properties with a total carrying value of $611,892. As of December 31, 2011, the Group held three residential properties and two commercial properties with a total carrying value of $1,287,157.

Properties with values of nil, $2,546,721, and $1,281,008 were transferred to property and equipment for the years ended December 31, 2010, 2011 and 2012, respectively, due to the change of management’s intention with respect to these properties.

Investment in Affiliates	12 Months Ended
Dec. 31, 2012
Investment in Affiliates
Investment in Affiliates

4. Investment in Affiliates

In January 2010, the Group formed a limited partnership, E-House Shengyuan Equity Investment Center (“Shengyuan Center”) in Shanghai, for the purpose of making equity investments in areas deemed suitable by the general partner. The Group’s 51% owned subsidiary, Shanghai Yidezeng Equity Investment Center, acts as Shengyuan Center’s general partner. The general partner receives annual management fees and carried interest on a success basis. The Group invested $4.8 million in 2010 and $5.2 million in 2011 into the Shengyuan Center for a 13% equity interest. Mr. Xin Zhou, the Company’s co-chairman and chief executive officer, owns an 8% equity interest in the Shengyuan Center and is a limited partner. The Shengyuan Center is not consolidated by the Group as it lacks control given the limited partners have substantive kick-out rights that allow them to remove the general partner without cause with a vote of 50% of the limited partners, excluding related parties of the general partner. The Group’s investment in Shengyuan Center is accounted for using the equity method as its role as a general partner provides it with significant influence over their activities. The Group records its income (loss) from this investment one quarter in arrears to enable it to have more time to collect and analyze the investments’ results.

In August 2010, the Group entered into a cooperation agreement with China Real Estate Research Association (“CRERA”) and China Real Estate Association (“CREA”) to form a joint venture, Beijing China Real Estate Research Association Technology Ltd (“CRERAT”), which has the exclusive rights to host exhibitions and activities sponsored by CRERA and/or CREA. The new entity also provides other real estate related research reports and consulting services. The Group paid $4,669,376 for a 51% equity interest in the joint venture. CRERA and CREA collectively own the remaining 49%. The Group does not control the board of CRERAT, who has the power to direct the entity’s significant operating activities. Therefore, the transaction was accounted for using the equity method. Under the cooperation agreement, the Group guaranteed profits of up to $18,119,520 to CRERA and CREA over the eight year term of the joint venture. In December 2011, the profit-guarantee clause was removed in a supplementary agreement signed among the Group, CRERA and CREA.

In 2011, the Group paid $15.7 million (RMB100 million) for a 3.7642% equity interest in Star Capital Real Estate Development Fund Management (“Star Capital”) as a limited partner. Mr. Xin Zhou, the Company’s co-chairman and chief executive officer, serves as a director of Star Capital. The Group’s interest in Star Capital is more than minor and thus is subject to the equity method. The Group records its income (loss) from this investment one quarter in arrears to enable it to have more time to collect and analyze the investments’ results.

In May 2012, the Group formed a limited partnership, Shanghai Wuling Investment Center (“Wuling Center”) in Shanghai, for the purpose of making equity investments in areas deemed suitable by the general partner. Shanghai Yidezhen Equity Investment Center, in which the Group has 51% equity interest, acts as Wuling Center’s general partner. The general partner will receive annual management fees and carried interest on a success basis. The Group had an investment commitment of RMB60 million (equivalent to $9.5 million) to the Wuling Center. $2.4 million was paid in November 2012. An entity controlled by Mr. Xin Zhou, the Company’s co-chairman and chief executive officer, had an investment commitment of RMB45 million (equivalent to $7.2 million). The Wuling Center is not consolidated by the Group as the Group does not control the Wuling Centre given the limited partners have substantive kick-out rights that allow them to remove the general partner without cause with a vote of 50% of the limited partners, excluding related parties of the general partner. The Group’s investments in Wuling Center are accounted for using the equity method as its role as a general partner provides it with significant influence over their activities. The Group records its income (loss) from this investment one quarter in arrears to enable it to have more time to collect and analyze the investments’ results.

Acquisitions of Subsidiaries	12 Months Ended
Dec. 31, 2012
Acquisitions of Subsidiaries
Acquisitions of Subsidiaries

5. Acquisitions of Subsidiaries

Acquisition of CRIC

On April 20, 2012, the Group acquired all the outstanding shares of CRIC that it did not already own, and CRIC became a wholly-owned subsidiary of E-House. E-House paid 0.6 of E-House ADSs and $1.75 in cash in exchange for each CRIC share. In total, E-House paid $113,124,632 in cash and issued 38,785,588 ordinary shares for the Merger. The total consideration consists of the following:

Amount
$
Cash	113,124,632
Fair value of E-House ordinary shares issued *	252,106,323
Replacement of CRIC share options **	31,897,646
Total consideration	397,128,601

*            The fair value of E-House ordinary shares is based on the closing price of E-House shares as of April 20, 2012

**          As disclosed in Note 13, E-House issued the E-House replacement share options and restricted shares in connection with the Merger. The total fair value of the replacement awards was $54,787,620, of which $31,897,646 was attributable to pre-Merger services and included as a component of the consideration transferred in the Merger with the remainder allocated to post-Merger services and included in the Company’s compensation cost after the Merger. The amount attributable to the pre-Merger services was determined based on the fair value of the replacement awards on the date of Merger and a ratio of the pre-Merger services to the greater of the total service period or the original service period of the replacement awards.

As E-House retains the controlling interest in CRIC before and after the Merger, the Merger was accounted for as an equity transaction. Therefore, no gain or loss was recognized in consolidated net income or comprehensive income. The carrying amount of the non-controlling interest in CRIC was adjusted to reflect the change in E-House’s ownership interest in CRIC. Any difference between the fair value of the consideration paid and the amount by which the non-controlling interest was adjusted was recognized in equity

The consideration has been allocated as follows:

Amount
$
Non-controlling interest	254,656,627
Accumulated other comprehensive income	(6,989,208)
Additional paid-in capital	149,461,182
Total consideration	397,128,601

Other Acquisitions

In March 2011, the Group acquired Firmway Assets Limited (“Firmway”), a company incorporated in the British Virgin Islands, for $12,000,000 from E-House China Real Estate Investment Fund I, L.P. (the “Fund”). Firmway had acquired a 20-year lease for an office building in Shanghai and was developing such building for subsequent sub-lease. The Group acquired Firmway to obtain the lease of the office building, which the Group intends to use as its corporate office. The purchase price was allocated as follows:

	Allocated	Amortization
	Value	Period
	$
Cash	1,731,778
Amount due from related parties	1,189,679
Prepaid rent	3,815,608	20 years
Liabilities assumed	(1,927)
Favorable lease term	5,264,862	20 years
Goodwill	1,316,215
Deferred tax liabilities	(1,316,215)
Total	12,000,000

The goodwill was allocated to the real estate information and consulting services segment and is not deductible for tax purposes.

In August 2011, the Group acquired Beijing Jiahua Xinlian Media Advertisement Co., Ltd. (“Beijing Jiahua”), a real estate advertisement agency, for a cash consideration of $9,416,363 and a 16% equity interest of the Group’s subsidiary Beijing Yisheng Leju Advertisement Co., Ltd. (“Beijing Advertisement”), which had a fair value of $3,398,954. The purpose of the acquisition was to expand the Group’s online advertising business by leveraging Beijing Jiahua’s advertising network. The goodwill mainly reflected the competitive advantages the Company expected to realize from Beijing Jiahua’s standing in the online advertising agency industry, including synergies related to sales and distribution, and growth prospects for higher sales volumes and improved market position, which do not qualify for separate recognition of intangible assets.

The transaction was accounted for using the purchase method with the purchase price allocated as follows:

	Allocated	Amortization
	Value	Period
	$
Total tangible assets acquired	78,775
Liabilities assumed	(468)
Customer relationship	3,307,686	7.3 years
Non-compete agreements	953,596	2.6 years
Goodwill	9,541,048
Deferred tax liabilities	(1,065,320)
Total	12,815,317

The goodwill was allocated to real estate online services segment and is not deductible for tax purposes.

In August 2011, the Group acquired Beijing Shangtuo Shunze Media Advertisement Co. Ltd (“Beijing Shangtuo”), a real estate advertisement agency, for a cash consideration of $3,139,312 and a 5% equity interest in Beijing Advertisement, which had a fair value of $1,062,173. The purpose of the acquisition was to expand the Group’s online advertising business by leveraging Beijing Shangtuo’s advertising network. The goodwill mainly reflected the competitive advantages the Company expected to realize from Beijing Shangtuo’s standing in the online advertising agency industry, including synergies related to sales and distribution, and growth prospects for higher sales volumes and improved market position, which do not qualify for separate recognition of intangible assets.

The transaction was accounted for using the purchase method with the purchase price allocated as follows:

	Allocated	Amortization
	Value	Period
	$
Total tangible assets acquired	78,827
Liabilities assumed	(928)
Customer relationship	983,494	7.3 years
Non-compete agreements	413,854	2.6 years
Goodwill	3,075,575
Deferred tax liabilities	(349,337)
Total	4,201,485

The goodwill was allocated to real estate online services segment and is not deductible for tax purposes.

Property and Equipment, Net	12 Months Ended
Dec. 31, 2012
Property and Equipment, Net
Property and Equipment, Net

6. Property and Equipment, Net

Property and equipment, net consists of the following:

	As of December 31,
	2011	2012
	$	$
Leasehold improvements	15,982,349	16,472,995
Buildings	6,388,288	22,480,129
Furniture, fixtures and equipment	19,844,348	22,373,236
Motor vehicles	6,914,121	7,154,519

Total	49,129,106	68,480,879
Accumulated depreciation	(21,152,883)	(27,070,874)

Property and equipment, net	27,976,223	41,410,005

Depreciation expenses were $5,047,281, $6,994,115 and $8,684,626 for the years ended December 31, 2010, 2011 and 2012, respectively.

Intangible Assets, Net	12 Months Ended
Dec. 31, 2012
Intangible Assets, Net
Intangible Assets, Net

7. Intangible Assets, Net

	As of December 31,
	2011	2012
	$	$
Intangible assets not subject to amortization are comprised of the following:
Trademark	757,266	759,122

Intangible assets subject to amortization are comprised of the following:
Advertising agency agreement with SINA	106,790,000	106,790,000
License agreements with SINA	80,660,000	80,660,000
Exclusive rights with Baidu	43,847,992	43,955,466
Customer relationship	11,771,028	11,781,636
Database license	8,300,000	8,300,000
Favorable lease term	7,692,972	7,692,972
Computer software licenses	4,941,947	5,447,113
Non-compete agreements	3,370,919	3,374,566
Customer contracts	770,204	772,092
Domain name	96,518	96,518

	268,241,580	268,870,363
Less: Accumulated amortization
Advertising agency agreement with SINA	(23,556,616)	(34,026,224)
License agreements with SINA	(18,148,500)	(26,214,500)
Exclusive rights with Baidu	(5,926,487)	(20,632,977)
Customer relationship	(2,256,989)	(4,359,757)
Database license	(2,197,060)	(3,173,531)
Favorable lease term	(333,867)	(455,271)
Computer software licenses	(1,686,246)	(2,804,503)
Non-compete agreements	(1,250,708)	(2,144,778)
Customer contracts	(373,381)	(761,504)
Domain name	(5,630)	(15,073)

Intangible assets subject to amortization, net	212,506,096	174,282,245

Total intangible assets, net	213,263,362	175,041,367

In 2011, the Group purchased exclusive rights from Baidu, Inc (“Baidu”) which allow it to sell Baidu’s real estate related Brand Link product, which is a form of keyword advertising, and to use and operate Baidu’s exclusive real estate-related web channel for $47,612,100. Such rights will expire in August of 2014. The fair value of $43,847,992 was calculated by discounting the future cash payments to be made from 2012 to 2014. The difference between the fair value and the principal amount of $3,764,108 is being amortized using the effective interest method and amounted to $891,441 and $1,882,804 for the year ended December 31, 2011 and 2012, respectively.

The Group paid nil, $9,435,994 and $14,249,180 in connection with the exclusive rights in 2010, 2011 and 2012, respectively.

Amortization expenses were $21,341,362, $28,864,727 and $38,701,651 for the years ended December 31, 2010, 2011 and 2012, respectively. The Group expects to record amortization expenses of $38,482,390, $30,888,049, $21,450,113, $21,115,227 and $20,827,753 for the years ending December 31, 2013, 2014, 2015, 2016 and 2017, respectively.

Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill
Goodwill

8. Goodwill

Changes in the carrying amount of goodwill by segment for the years ended December 31, 2011 and 2012 are as follows:

		Real Estate
	Real Estate	Information	Real Estate
	Brokerage	and Consulting	Online	Other
	Services	Services	Services	Services	Total
	$	$	$	$	$
Balance as of January 1, 2011	2,840,273	4,350,789	445,282,401	666,257	453,139,720
Goodwill recognized upon acquisition	523,257	1,316,215	12,616,623	—	14,456,095
Disposal of subsidiaries	—	—	—	(666,257)	(666,257)
Exchange rate translation	145,796	—	75,302	—	221,098
Gross goodwill	3,509,326	5,667,004	457,974,326	—	467,150,656
Accumulated impairment	—	—	(417,822,304)	—	(417,822,304)
Balance as of December 31, 2011	3,509,326	5,667,004	40,152,022	—	49,328,352
Exchange rate translation	8,422	—	63,965	—	72,387
Balance as of December 31, 2012	3,517,748	5,667,004	40,215,987	—	49,400,739

The Group utilized the income approach valuation method (Level 3) to compute the fair value of its reporting units. The key assumptions used in the income approach, which requires significant management judgment, include business assumptions, terminal value, and discount rate. Significant increases in discount rate or decrease in terminal value in isolation would result in a significantly lower fair value measurement.

A substantial portion of goodwill on the Group’s balance sheet relates to the acquisition of the Group’s online unit in 2009. Toward the end of the third quarter of 2011, China’s real estate market showed signs of further slowdown under the government’s continued restrictive policies and further credit tightening. The online unit started to slow down as developers became more pessimistic about increasing sales volume and more cautious with their advertising spending. The Group believed that this resulted in slower than previously expected growth for its online business over the next several years. In addition, CRIC experienced a 31% decline in its stock price from June 30, 2011 to September 30, 2011. These circumstances prompted management to evaluate and test the fair value of the Group’s reporting units against their carrying amount. The Group applied a discount rate of 16.5% and terminal growth rate of 2% in estimating the fair value of the reporting unit. The Group concluded that the carrying amount of its real estate online services reporting unit was higher than its fair value and consequently recorded a one-time goodwill impairment charge of $417,822,304 during the third quarter of 2011.

Based on the impairment tests performed, there was no goodwill impairment as of December 31, 2010 and 2012. The Group recorded a goodwill impairment charge of nil, $417,822,304 and nil for the years ended December 31, 2010, 2011 and 2012, respectively.

Repurchase of Shares	12 Months Ended
Dec. 31, 2012
Repurchase of Shares
Repurchase of Shares

9. Repurchase of Shares

In 2011, the Company’s board of directors approved a share repurchase program. Under the program, the Company was authorized, but not obligated, to repurchase within one year its own ADSs with an aggregate value of up to $50 million. As of December 31, 2011, the Company repurchased a total of 2,399,000 ADSs for $20,071,589. The excess of $20,069,191 of purchase price over par value was allocated between additional paid in capital and retained earnings of $8,915,855 and $11,153,336, respectively.

In 2011, CRIC’s board of directors approved a share repurchase program. Under the program, CRIC was authorized, but not obligated, to repurchase within one year its own ADSs with an aggregate value of up to $50 million. As of December 31, 2011, CRIC repurchased a total of 4,206,600 ADSs for $29,862,792. The purchase price was allocated between additional paid-in capital, retained earnings and non-controlling interest of $120,820, $166,092 and $29,575,880, respectively.

In 2012, the Company’s board of directors approved a share repurchase program. Under the program, the Company was authorized, but not obligated, to use up to all of the expected proceeds from the share issuance to management to repurchase the Company’s ADSs on the open market in compliance with applicable law. As of December 31, 2012, the Company has repurchased a total of 371,141 ADSs for $1,569,815. The excess of $1,569,444 of purchase price over par value was allocated between additional paid in capital and retained earnings of $1,569,444 and nil, respectively.

The portion of the excess allocated to additional paid-in capital was limited to the pro rata portion of capital surplus from stock issuance.

Dividends	12 Months Ended
Dec. 31, 2012
Dividends
Dividends

10. Dividends

In 2010, the Company’s board of directors approved the payment of a cash dividend of $0.25 per ordinary share ($0.25 per ADS), for a total of $20,081,057, which was paid in May 2010 to shareholders of record as of the close of business on April 9, 2010.

In 2011, the Company’s board of directors approved the payment of a cash dividend of $0.25 per ordinary share ($0.25 per ADS), for a total of $20,209,842, which was paid in April 2011 to shareholders of record as of the close of business on April 6, 2011.

In 2012, the Company’s board of directors approved the payment of a cash dividend of $0.15 per ordinary share ($0.15 per ADS) directly from the additional paid-in capital account, for a total of $11,866,670, which was paid in April 2012 to shareholders of record as of the close of business on April 10, 2012.

Other Income (Loss), Net	12 Months Ended
Dec. 31, 2012
Other Income (Loss), Net
Other Income (Loss), Net

11. Other Income (Loss), Net

	Years Ended December 31,
	2010	2011	2012
	$	$	$
Gains on marketable securities, realized portion	—	—	734,904
Gains (loss) on marketable securities, unrealized portion	679,626	(8,598,962)	804,621
Recognize (reverse) reimbursement income from depository agent	542,056	721,813	(55,997)
Gain from sales of properties held for sale	1,348,003	417,610	45,936
Gain from bargain purchase	392,524	—	—
Foreign exchange loss	(1,453,940)	(1,051,883)	(379,530)
Loss from disposal of subsidiaries	—	(1,054,348)	—
Amortized discounts related to liability for exclusive rights with Baidu	—	(891,441)	(1,882,804)

Total other income (loss)	1,508,269	(10,457,211)	(732,870)

Income Tax	12 Months Ended
Dec. 31, 2012
Income Tax
Income Tax

12.Income Tax

For financial reporting purposes, income before income taxes includes the following components:

	Years Ended December 31,
	2010	2011	2012
	$	$	$
Income (loss) Before Income Taxes:
PRC	78,382,049	(3,029,769)	(32,340,085)
Other	(16,731,339)	(464,549,563)	(37,916,141)

Total	61,650,710	(467,579,332)	(70,256,226)

The expense (benefit) for income taxes is comprised of:

	Years Ended December 31,
	2010	2011	2012
	$	$	$
Current Tax
PRC	18,153,060	17,257,121	16,813,520
Other	2,513,074	58,037	—

	20,666,134	17,315,158	16,813,520

Deferred Tax
PRC	(7,969,900)	(20,039,088)	(15,644,866)
Other	—	—	—

	(7,969,900)	(20,039,088)	(15,644,866)

Income tax expense (benefit)	12,696,234	(2,723,930)	1,168,654

The Company is incorporated in the Cayman Islands, which is tax-exempt.

On January 1, 2008, a new Enterprise Income Tax Law in China took effect. The new law applies a statutory 25% enterprise income tax rate to both foreign invested enterprises and domestic enterprises.

On December 26, 2007, the State Council issued the Notice of the State Council Concerning Implementation of Transitional Rules for Enterprise Income Tax Incentives (“Circular 39”). Based on Circular 39, certain specifically listed categories of enterprises that enjoyed a preferential tax rate of 15% are eligible for a graduated rate increase to 25% over the 5-year period beginning from January 1, 2008. Specifically, the applicable rates under such an arrangement for such enterprises would be 18%, 20%, 22%, 24% and 25% for 2008, 2009, 2010, 2011, 2012 and thereafter, respectively. E-House Shanghai is subject to such a graduated rate schedule.

Shanghai CRIC was approved as a high and new technology enterprise and was therefore subject to a 15% preferential income tax rate for the years from 2008 through 2010. In May 2010, Shanghai CRIC was granted software enterprise status, which exempted it from income taxes for 2009 and provided a 50% reduction in its income tax rate, or a rate of 12.5%, from 2010 through 2012. Shanghai CRIC received a $4,286,591 tax refund in the second quarter of 2010 related to its 2009 tax payment, which was recognized as a component of income tax benefit during 2010.

Shanghai Fangxin information technology Co. Ltd. was granted software enterprise status, which exempted it from income taxes for 2012 and 2013 and provided a 50% reduction in its income tax rate, or a rate of 12.5%, from 2014 through 2016.

Shanxi E-House Real Estate Investment Consultant Co., Ltd., Chengdu E-House Western Real Estate Investment Consultant Co., Ltd. and Chongqing E-House Western Real Estate Investment Consultant Co., Ltd. were established in the western region of China and were deemed to be engaged in an industry category encouraged by the government. Shanxi E-House Real Estate Investment Consultant Co., Ltd. was therefore subject to a 15% income tax rate for the years from 2008 through 2010. In September 2010, Chengdu E-House Western Real Estate Investment Consultant Co., Ltd was approved to enjoy a preferential income tax rate of 15% for the years from 2009 through 2010. Both entities have been subject to income tax at the statutory rate of 25% subsequent to 2010. In August, 2012 Chongqing E-House Western Real Estate Investment Consultant Co., Ltd was approved to enjoy a preferential income tax rate of 15% for 2012.

In February 2009, Shanghai SINA Leju, CRIC’s subsidiary in China, was granted software enterprise status, which qualified the subsidiary to be exempted from income taxes for 2009, followed by a 50% reduction in its income tax rate, or a rate of 12.5%, from 2010 through 2012. The Group’s subsidiary in Hong Kong is subject to a profit tax at the rate of 16.5% on assessable profit determined under relevant Hong Kong tax regulations.

The Group’s subsidiary in Macau is subject to the complementary tax at a progressive tax rate of 0% to 12% on Macau sourced profits.

The Company’s subsidiaries incorporated in the BVI are not subject to taxation.

The Group does not anticipate any significant increase to its liability for unrecognized tax benefit within next the 12 months. The Group will classify interest and penalties related to income tax matters, if any, in income tax expense.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of tax liability exceeding RMB100,000 ($15,910) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is 10 years. There is no statute of limitations in the case of tax evasion. The Group’s major operating entity, E-House Shanghai, is therefore subject to examination by the PRC tax authorities from 2008 through 2012 on non-transfer pricing matters, and from 2003 through the end of 2012 on transfer pricing matters.

The principal components of the deferred income tax assets/ liabilities are as follows:

	As of December 31,
	2011	2012
	$	$
Deferred tax assets:
Accrued salary expenses	11,798,451	16,586,026
Bad debt provision	3,128,545	8,201,901
Net operating loss carry forwards	19,845,104	24,008,244
Advertising expenses temporarily non-deductible	4,345,753	9,415,848
Other	202,734	312,952

Gross deferred tax assets	39,320,587	58,524,971
Valuation allowance	(689,076)	(7,324,717)

Total deferred tax assets	38,631,511	51,200,254

Analysis as:
Current	22,077,959	41,212,042
Non-current	16,553,552	9,988,212

Deferred tax liabilities:
Amortization of intangible and other assets	40,108,863	36,925,632

Total deferred tax liabilities	40,108,863	36,925,632

Analysis as:
Current	—	—
Non-current	40,108,863	36,925,632

Movement of the valuation allowance is as follows:

	Years Ended December 31,
	2010	2011	2012
	$	$	$
Balance as of January 1,	157,085	183,392	689,076
Additions	21,110	484,262	6,625,864
Changes due to foreign exchange	5,197	21,422	9,777

Balance as of December 31,	183,392	689,076	7,324,717

The Group has recognized a valuation allowance against deferred tax assets on tax loss carry forwards of $21,110, $484,262 and $6,625,864 for the years ended December 31, 2010, 2011 and 2012, respectively.

The Group assesses the available positive and negative evidence to estimate if sufficient future taxable income will be generated to use the existing deferred tax assets. A significant piece of objective negative evidence evaluated was the cumulative loss incurred over the three years period ended December 31, 2012. Such objective evidence limits the Group’s ability to consider other subjective evidence such as our projections for future growth.

On the basis of this evaluation, as of December 31, 2012, a valuation allowance of $7,324,717 was recorded to reflect only the portion of the deferred tax assets that is not more likely than not to be realized. The amount of the deferred tax assets considered realizable, however, could be adjusted if estimates of future taxable income during the carry forwards period are reduced or increased or if objective negative evidence in the form of cumulative losses is no longer present and additional weight may be given to subjective evidence such as our projections for growth.

Reconciliation between the provision for income tax computed by applying the statutory tax rate to income before income taxes and the actual provision for income taxes is as follows:

	Years Ended December 31,
	2010	2011	2012
	$	$	$
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	12.10%	(24.26)%	(14.86)%
Effect of tax preference	(9.25)%	0.72%	(1.91)%
Effect of different tax rate of subsidiary operation in other jurisdiction	(0.34)%	(0.83)%	(2.14)%
Tax refund	(6.95)%	—	1.18%
Valuation allowance movement	0.03%	(0.10)%	(9.48)%
Other	—	0.05%	0.55%

	20.59%	0.58%	(1.66)%

The aggregate amount and per share effect of the tax holiday are as follows:

	Years Ended December 31,
	2010	2011	2012
	$	$	$
The aggregate dollar effect	9,530,020	3,046,393	(1,336,133)
Per share effect — basic	0.12	0.04	(0.01)
Per share effect — diluted	0.12	0.04	(0.01)

As of December 31, 2011 and 2012, the Group had tax losses carry forward of $79,380,416 and $97,503,509, respectively. These tax losses are available for offset against future profits that may be carried forward until calendar year 2016 and 2017, respectively.

Undistributed earnings of the Company’s PRC subsidiaries of approximately $294.2 million at December 31, 2012 are considered to be indefinitely reinvested and, accordingly, no provision for PRC dividend withholding tax has been provided thereon. Upon distribution of those earnings generated after January 1, 2008, in the form of dividends or otherwise, the Group would be subject to the then applicable PRC tax laws and regulations. Distributions of earnings generated before January 1, 2008 are exempt from PRC dividend withholding tax.

Share-Based Compensation	12 Months Ended
Dec. 31, 2012
Share-Based Compensation
Share-Based Compensation

13. Share-Based Compensation

E-House’s Share Incentive Plan (the “E-House Plan”)

In 2006, the Company adopted the E-House Plan, which allows the Company to offer a variety of share-based incentive awards to employees, officers, directors and individual consultants who render services to the Company. Under the E-House Plan, the Company authorized 3,636,364 ordinary shares, or 5% of the then total shares outstanding, to grant as options or restricted shares over a three-year period. In October 2010, the Company authorized an increase of 4,013,619 ordinary shares to the award pool. In November 2012, the Company further authorized an increase of 1,273,000 ordinary shares to the award pool. Options have a ten-year life. Share options granted under the E-House Plan can be settled by the employee either by cash or net settled by shares.

Share Options:

During the years ended December 31, 2010, 2011 and 2012, the Company granted options to certain employees, senior management and independent directors for the purchase of nil, 1,994,000 and nil ordinary shares, respectively. The options entitle the option holders to acquire ordinary shares of the Company at an exercise price $5.31 per share, based on the fair market value of the ordinary shares at each of the dates of grant. Under the terms of each option plan, options expire 10 years from the date of grant and generally vest over three years.

The Company has used the binomial model to estimate the fair value of the options granted under the E-House Plan. The fair value per option was estimated at the date of grant using the following weighted-average assumptions (excludes share option exchange program):

2011
Average risk-free rate of return	2.54%
Contractual life of option	10 years
Average estimated volatility rate	77.02%
Average dividend yield	4.11%

In connection with its merger with CRIC, the Company exchanged 15,107,745 of its options (“E-House Replacement Options”) at an exercise prices from $0.72 to $8.99 under E-House plan for 16,975,028 of options granted under CRIC plan at an exercise prices from $0.64 to $8.00 (“CRIC Replaced Options”), with other terms unchanged. As a result, CRIC’s Share Incentive Plan (the “CRIC Plan”) merged into the E-House Plan and ceased to exist on its own. The incremental compensation cost of $289,930 was measured as the excess of the fair value of the E-House Replacement Options over the fair value of the CRIC Replaced Options at the exchange date.

The Company used the binomial model to estimate the fair value of both the E-House Replacement Options and CRIC Replaced Options using the following assumptions:

	E-House	CRIC
	Replacement	Replaced
	Options	Options
Average risk-free rate of return	2.62%	2.62%
Contractual life of option	7.53 years	7.53 years
Average estimated volatility rate	50.42%	54.21%
Average dividend yield	2.03%	—

On May 9, 2012, 396,050 outstanding options granted from September 24, 2009 to October 10, 2011 held by 3 directors of CRIC were modified to be fully vested on the modification date, with other terms unchanged. The unrecognized compensation cost from the initial grant date was immediately expensed.

On May 29, 2012, the exercise price of 4,211,879 outstanding options, previously granted from July 15, 2009 to March 10, 2011, held by 394 employees was reduced from between $6.75 and $8.99 to $5.34, with other terms unchanged. In connection with the above modifications, incremental compensation cost was measured as the excess of the fair value of the modified options over the fair value of the original options immediately before their terms were modified, measured based on the share price and other pertinent factors at the modification date. Total incremental compensation cost was $1,811,935.

The Company used the binomial model to estimate the fair value of the modified options using the following assumptions:

2012
Average risk-free rate of return	2.78%
Contractual life of option	8.02 years
Average estimated volatility rate	62.23%
Average dividend yield	2.45%

The weighted-average grant-date fair value of options granted during the year ended December 31, 2011 was $3.31 per share. The Company recorded compensation expense of $4,157,992, $2,903,861, and $17,157,015 for the years ended December 31, 2010, 2011 and 2012, respectively. During the years ended December 31, 2010, 2011 and 2012, 301,192, 81,495, and 194,721 options were exercised having a total intrinsic value of $5,177,687, $422,455 and $436,259, respectively.

A summary of option activity under the E-House Plan during the year ended December 31, 2012 is presented below.

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value of
	Options	Price	Term	Options
		$		$
Outstanding, as of January 1, 2012	3,332,074	5.34
Granted E-House Replacement Options	15,107,745	4.63
Exercised	(194,721)	2.88
Forfeited	(325,504)	5.01
Outstanding, as of December 31, 2012	17,919,594	4.15	6.85	—
Vested and expected to vest as of December 31, 2012	17,719,530	4.15	6.83	—
Exercisable as of December 31, 2012	11,629,919	3.93	6.10	1,977,086

As of December 31, 2012, there was $18,949,198 of total unrecognized compensation expense related to unvested share options granted under the E-House Plan. That cost is expected to be recognized over a weighted-average period of 1.46 years.

Restricted Shares:

The Company granted 972,000, 28,000 and 1,273,000 restricted shares to certain employees, directors and officers in 2010, 2011 and 2012 respectively. Under the terms of each restricted shares, restricted shares vest over three years.

In connection with its merger with CRIC, the Company exchanged 77,875 of its restricted shares (“E-House Replacement Restricted Shares”) at an exercise prices from $3.38 to $6.75 under E-House plan for 87,500 of restricted shares granted under CRIC plan at an exercise prices from $3.00 to $6.00 (“CRIC Replaced Restricted Shares”), with other terms unchanged. No incremental compensation cost was recognized from the exchange.

	E-House	CRIC
	Replacement	Replacement
	Restricted	Restricted
	Shares	Shares
Average risk-free rate of return	2.43%	2.43%
Contractual life of option	0.85 years	0.85 years
Average estimated volatility rate	50.42%	54.21%
Average dividend yield	2.03%	—

A summary of restricted share activity under the E-House Plan during the year ended December 31, 2012 is presented below:

		Weighed
	Number of	Average
	Restricted	Grant-date
	Shares	Fair Value
		$
Unvested as of January 1, 2012	919,096	15.56
Granted	1,273,000	3.43
Granted E-House Replacement Restricted Shares	77,875	3.47
Vested	(567,489)	16.08
Forfeited	(71,844)	15.81
Unvested as of December 31, 2012	1,630,638	5.32

The total fair value of restricted shares vested in 2010, 2011 and 2012 was $5,782,457, $10,219,188 and $9,127,103, respectively.

As of December 31, 2012, there was $7,485,479 of total unrecognized compensation expense related to restricted shares granted under the E-House Plan. That cost is expected to be recognized over a weighted-average period of 1.90 years.

The Company recorded compensation expense of $5,403,940, $10,668,117 and $9,348,941, for the years ended December 31, 2010 and 2011 and 2012, respectively, related to restricted shares.

Other Equity Compensation:

In August 2011, CRIC signed employee equity compensation arrangements with three senior managers of Beijing Advertisement. Under the agreement, the managers received a 3.5% equity interest of Beijing Advertisement. The award vests over a 16 month service period, starting September 2011. The fair value of Beijing Advertisement was calculated using the discounted cash flow method, under the income approach. The 3.5% equity interest in Beijing Advertisement was valued at $731,676. The Group recorded $182,918 and $563,109 as compensation expense for the year ended December 31, 2011 and 2012, respectively.

As of December 31, 2012, there was no unrecognized compensation expense related to this compensation agreement.

CRIC Plan

On September 9, 2008, CRIC adopted the CRIC Plan to provide additional incentives to employees, directors and consultants who render services to CRIC. Under the CRIC Plan, the maximum number of shares that may be issued shall be 15% of the total outstanding shares of CRIC on an as-converted basis assuming all options outstanding were converted into shares as of the effective date of the CRIC Plan, plus an additional number of shares to be added on each of the third, sixth and ninth anniversary of the effective date of the CRIC Plan.

In April 2012, all the options and restricted shares granted under the CRIC Plan were replaced by E-House’s options and restricted shares under E-House Plan. After that, there was no compensation cost of the options and restricted shares under CRIC Plan.

Share Options:

During 2011, CRIC granted 8,361,000 options to purchase its ordinary shares to certain of the Group’s employees at an exercise price from $3.75 to $7.02 per share pursuant to the CRIC plan. The options expire ten years from the date of grant and vest ratably at each grant date anniversary over a period of two to three years.

CRIC used the binomial model to estimate the fair value of the options granted under the CRIC Plan using the following assumptions:

2011
Average risk-free rate of return	3.22%
Contractual life of option	10 years
Average estimated volatility rate	70.35%
Average dividend yield	0.00%

The weighted-average grant-date fair value of the options granted in 2011 was $3.16 per share. CRIC recorded compensation expense of $8,584,355, $11,740,056 and $5,781,658, for the year ended December 31, 2010, 2011 and 2012, respectively.

Replacement of COHT’s Option with CRIC Options (“Options Replacement Program”):

In connection with its acquisition of COHT, CRIC exchanged 3,609,000 of its options (“Replacement Options”) under the CRIC Plan for the same number of options granted to certain employees of SINA and COHT (“Replaced Options”) under COHT’s 2008 Share Incentive Plan (“the 2008 COHT Plan”) on the date of CRIC’s IPO (“Replacement Date”), with other terms unchanged. The Replacement Date fair value of $6,777,964 corresponding to the Replacement Options held by SINA employees and $8,182,832 of the Replacement Date fair value corresponding to the Replacement Options held by COHT employees and attributable to their service prior to the Replacement Date was capitalized as part of the business acquisition consideration. Replacement Date fair value of $27,720,433, corresponding to Replacement Options held by COHT employees and attributable to their service after the Replacement Date would be recognized over the requisite service period approximating 3.3 years subsequent to the IPO.

The Replacement Date fair value of the Replaced Options and Replacement Options was $10.64 and $11.44 per share, respectively. For the years ended December 31, 2010, 2011 and 2012, CRIC recorded compensation expense of $8,679,164, $6,348,283 and $2,751,114, associated with the Replacement Options, respectively.

A summary of option activity under the CRIC Plan during the year ended December 31, 2012 is presented below.

		Weighed
	Number of	Average
	Options	Exercise Price
		$
Outstanding, as of January 1, 2012	17,303,065	4.09
Exercised	(200,116)	1.42
Forfeited	(127,921)	4.96
Replaced by E-House options	(16,975,028)	4.12
Outstanding, as of December 31, 2012	—

The total intrinsic value of options under CRIC Plan exercised was $5,167,543, $2,954,839 and $750,115, during the years ended December 31, 2010, 2011 and 2012, respectively.

Restricted Shares:

A summary of restricted share activity under the CRIC Plan during the year ended December 31, 2012 is presented below:

		Weighed
	Number of	Average
	Restricted	Grant-date
	Shares	Fair Value
		$
Unvested as of January 1, 2012	150,000	2.59
Vested	(62,500)	2.08
Replaced by E-House restricted shares	(87,500)	2.95
Unvested as of December 31, 2012	—

The Group recorded compensation expense of $180,322, $180,322 and $54,688 for restricted shares granted to the E-House’s employee for the years ended December 31, 2010, 2011 and 2012, respectively.

The total fair value of restricted shares vested was $194,196, $194,196 and $130,000 during the year ended December 31, 2010, 2011 and 2012, respectively.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans
Employee Benefit Plans

14. Employee Benefit Plans

The Group’s PRC subsidiaries and VIEs are required by law to contribute a certain percentages of applicable salaries for retirement benefits, medical insurance benefits, housing funds, unemployment and other statutory benefits. The PRC government is directly responsible for the payments of such benefits. The Group contributed $18,269,190, $33,021,394 and $40,724,902, for the years ended December 31, 2010, 2011 and 2012, respectively, for such benefits.

Distribution of Profits	12 Months Ended
Dec. 31, 2012
Distribution of Profits
Distribution of Profits

15. Distribution of Profits

Relevant PRC statutory laws and regulations permit payment of dividends by the Group’s PRC subsidiaries and VIEs only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. Under PRC law, each of the Group’s PRC subsidiaries and VIEs is required to set aside at least 10% of its after-tax profits each year, if any, to fund a statutory reserve until such reserve reaches 50% of its registered capital. Each of the Group’s subsidiaries with foreign investment is also required to further set aside a portion of its after-tax profits to fund the employee welfare fund at the discretion of the board. Although the statutory reserves can be used, among other ways, to increase the registered capital and eliminate future losses in excess of retained earnings of the respective companies, the reserve funds are not distributable as cash dividends, loans or advances except in the event of liquidation of these subsidiaries.

The amount of the reserve fund for the Group as of December 31, 2010, 2011 and 2012 was $21,938,303, $26,481,989 and $28,560,250, respectively.

As a result of these PRC laws and regulations, the Group’s PRC subsidiaries and VIEs are restricted in their ability to transfer a portion of their net assets, including general reserve and registered capital, either in the form of dividends, loans or advances. Such restricted portion amounted to $153,138,430 and $160,336,452, of which $4,820,190 and $8,027,725 was attributed to general reserve and registered capital of the VIEs, as of December 31, 2011 and 2012, respectively.

Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information
Segment Information

16. Segment Information

The Group uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Group’s CODM has been identified as the co-chairman and chief executive officer, who reviews consolidated and segment results when making decisions about allocating resources and assessing performance of the Group.

In 2010 and 2011, the Group had seven operating segments: 1) primary real estate agency services; 2) secondary real estate brokerage services; 3) real estate information and consulting services; 4) real estate online services; 5) real estate advertising services; 6) promotional events service; and 7) real estate fund management services.

In 2012, in line with the business growth, the Group’s CODM reviewed results of primary real estate agency services and secondary real estate brokerage services as a single business unit, instead of two separate units; and reviewed results of real estate advertising services and promotional events as a single business unit, instead of two separate units, when making decisions about allocating resources and assessing performance of the Group. The five operating segments are namely 1) real estate brokerage services; 2) real estate information and consulting services; 3) real estate online services; 4) real estate promotional events and advertising services; 5) real estate fund management services.

In addition, the real estate promotional events and advertising services and real estate fund management services did not meet the significance threshold for separate disclosure in any of the three years of 2010, 2011 and 2012, and have been combined in the other services segment for segment reporting purposes.

Prior period information has been retrospectively adjusted to conform to the current segment presentation. The Group’s CODM reviewed net revenue, cost of sales, operating expenses, income from operations and net income and did not review balance sheet information. Corporation expenses such as selling, general and administrative expenses and interest income were not allocated among segments and were recorded as non-allocated items.

The following tables summarize the selected revenue and expense information for each operating segment:

For the years ended December 31,

		Real Estate
	Real Estate	Information	Real Estate
	Brokerage	and Consulting	Online	Other
2010	Services	Services	Services	Services	Non-allocated	Total
	$	$	$	$	$	$
Revenues	193,974,388	75,110,282	66,804,671	20,635,786	—	356,525,127
Cost of revenues	(63,836,933)	(3,016,516)	(26,361,391)	(11,631,655)	—	(104,846,495)
Selling, general and administrative expenses	(76,404,465)	(35,214,081)	(54,741,152)	(8,978,057)	(23,087,167)	(198,424,922)
Other operating income	1,937,031	1,802,676	—	341,193	—	4,080,900

Income (loss) from operations	55,670,021	38,682,361	(14,297,872)	367,267	(23,087,167)	57,334,610
Interest income	1,071,039	1,156,337	286,154	114,293	180,008	2,807,831
Other income (expense), net	104,438	557,722	(22,831)	385,759	483,181	1,508,269

Income (loss) before taxes and equity in affiliates	56,845,498	40,396,420	(14,034,549)	867,319	(22,423,978)	61,650,710
Income tax benefit (expense)	(9,653,196)	(2,911,786)	455,815	(587,067)	—	(12,696,234)

Income (loss) before equity in affiliates	47,192,302	37,484,634	(13,578,734)	280,252	(22,423,978)	48,954,476
Loss from equity in affiliates	(2,277)	(271,300)	(5,085)	—	—	(278,662)

Net income (loss)	47,190,025	37,213,334	(13,583,819)	280,252	(22,423,978)	48,675,814

		Real Estate
	Real Estate	Information	Real Estate
	Brokerage	and Consulting	Online	Other
2011	Services	Services	Services	Services	Non-allocated	Total
	$	$	$	$	$	$
Revenues	176,441,032	61,750,112	136,452,384	26,981,453	—	401,624,981
Cost of revenues	(97,481,259)	(6,708,358)	(37,583,296)	(21,271,577)	—	(163,044,490)
Selling, general and administrative expenses	(97,293,397)	(48,176,668)	(101,384,497)	(8,237,382)	(31,595,643)	(286,687,587)
Goodwill Impairment charge	—	—	(417,822,304)	—	—	(417,822,304)
Other operating income	3,222,483	2,349,105	13,937	594,835	—	6,180,360

Income (loss) from operations	(15,111,141)	9,214,191	(420,323,776)	(1,932,671)	(31,595,643)	(459,749,040)
Interest income	697,076	881,539	675,759	93,130	279,415	2,626,919
Other expense, net	(7,765)	(558,711)	(1,025,801)	(1,060,778)	(7,804,156)	(10,457,211)

Income (loss) before taxes and equity in affiliates	(14,421,830)	9,537,019	(420,673,818)	(2,900,319)	(39,120,384)	(467,579,332)
Income tax benefit (expense)	6,940,664	(3,696,794)	305,651	(825,591)	—	2,723,930

Income (loss) before equity in affiliates	(7,481,166)	5,840,225	(420,368,167)	(3,725,910)	(39,120,384)	(464,855,402)
Income (loss) from equity in affiliates	16,297	(94,385)	(9,609)	(77,413)	—	(165,110)

Net income (loss)	(7,464,869)	5,745,840	(420,377,776)	(3,803,323)	(39,120,384)	(465,020,512)

		Real Estate
	Real Estate	Information	Real Estate
	Brokerage	and Consulting	Online	Other
2012	Services	Services	Services	Services	Non-allocated	Total
	$	$	$	$	$	$
Revenues	208,284,503	54,517,612	169,755,893	29,881,360	—	462,439,368
Cost of revenues	(114,667,241)	(10,783,472)	(54,117,692)	(23,602,280)	—	(203,170,685)
Selling, general and administrative expenses	(92,291,838)	(53,977,975)	(146,997,279)	(10,544,345)	(33,062,087)	(336,873,524)
Other operating income	2,982,861	2,481,255	153,340	857,567	—	6,475,023

Income (loss) from operations	4,308,285	(7,762,580)	(31,205,738)	(3,407,698)	(33,062,087)	(71,129,818)
Interest income	425,714	624,817	257,204	55,895	242,832	1,606,462
Other income (expense), net	84,937	(59,136)	(1,979,450)	(446)	1,221,225	(732,870)

Income (loss) before taxes and equity in affiliates	4,818,936	(7,196,899)	(32,927,984)	(3,352,249)	(31,598,030)	(70,256,226)
Income tax benefit (expense)	(4,589,892)	623,227	2,329,338	468,673	—	(1,168,654)

Income (loss) before equity in affiliates	229,044	(6,573,672)	(30,598,646)	(2,883,576)	(31,598,030)	(71,424,880)
Income (loss) from equity in affiliates	195,874	(14,933)	(881)	195,449	—	375,509

Net income (loss)	424,918	(6,588,605)	(30,599,527)	(2,688,127)	(31,598,030)	(71,049,371)

Geographic

Substantially all of the Group’s revenues from external customers and long-lived assets are located in the PRC.

Major customers

Details of the revenues for customers accounting for 10% or more of total net revenues are as follows:

	Years Ended December 31,
	2010	2011	2012
	$	$	$
Customer A	58,986,246	58,044,764	55,924,621

Details of the accounts receivable from customers accounting for 10% or more of total net accounts receivable are as follows:

	As of December 31,
	2011	2012
	$	$
Customer A	37,117,123	52,949,294

Details of the customer deposits from customers accounting for 10% or more of total net customer deposits are as follows:

	As of December 31,
	2011	2012
	$	$
Customer B	11,109,490	11,136,720
Customer C	24,000,000	26,000,000
Customer D	20,631,910	20,682,480

Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2012
Related Party Balances and Transactions
Related Party Balances and Transactions

17. Related Party Balances and Transactions

Amounts due from related parties are comprised of the following:

	As of December 31,
	2011	2012
	$	$
Customer and supplier	—	46,067
Other	1,500,941	273,313
Total amounts due from related parties	1,500,941	319,380

Amounts due to related parties are comprised of the following:

	As of December 31,
	2011	2012
	$	$
Management	525,000	262,406
Customer and supplier	654,465	3,638,975
Other	595,821	380,449
Total amounts due to related parties	1,775,286	4,281,830

(a) Customer and supplier

Transactions with customers and suppliers who are related parties are as follows:

Revenue recognized by the Group:

	Years Ended December 31,
	2010	2011	2012
	$	$	$
Shanghai Yueshun Real Estate Development Co., Ltd.	7,139	—	—
CRERAT	—	268,380	52,120
SINA	*	*	1,855

*            Indicates SINA was not the related party of the Company before April, 2012.

Selling, general and administrative expenses recorded by the Group:

	Years Ended December 31,
	2010	2011	2012
	$	$	$
CRERAT	—	822,249	476,706

Cost of revenue recorded by the Group:

	Years Ended December 31,
	2010	2011	2012
	$	$	$
SINA	*	*	5,145,039

*            Indicates SINA was not the related party of the Company before April, 2012.

Amount due from (to) customers and suppliers who are related parties are as follows:

Amount due from (to) related parties

	As of December 31,
	2011	2012
	$	$
CRERAT	—	46,067
CRERAT	(654,465)	(1,133,357)
SINA	*	(2,505,618)

*            Indicates SINA was not the related party of the Company before April, 2012.

Mr. Charles Chao, SINA’s director and chief executive officer, has served as a co-chairman of our board of directors after the Merger on April 2012 (related party since April, 2012). And SINA became a major shareholder of the Company from then.

CRERAT is a joint venture formed by the Group with “CRERA” and “CREA”, with the Group owning 51% equity interest of the entity.

(b) Affiliates

Amounts due from (to) affiliates are comprised as the following:

	As of December 31,
	2011	2012
	$	$
Shanghai Yueshun Real Estate Development Co., Ltd. (1)	263,026	273,313
Shanghai Jin Yue Real Estate Development Co., Ltd. (2)	(379,519)	(380,449)
Shanghai Shangyou Property Management Co. Ltd. (3)	1,021,613	*

*            Indicates Shanghai Shangyou Property Management Co. Ltd has not been a related party of the Company since July, 2012.

Notes:

(1)             Xin Zhou is a director of the entity. The amount receivable (payable) is the rental cost paid (rental income received) by the Group on behalf of the entity.

(2)             Xin Zhou is a director of the entity. The amount payable is rental expense paid by the entity on behalf of E-Commercial (Shanghai) Real Estate Advisory Co, Ltd.

(3)             Xin Zhou is not legal representative of the entity since July, 2012. As of December 31, 2011, the balance payable was rental prepayment from the entity.

(c) Management

The amount due to management represents consideration paid by management for unvested restricted shares.

(d) Real Estate Investment Fund Management

In January 2008, the Group formed E-House China Real Estate Investment Fund I, L.P. (the “Fund”), which seeks to invest in China’s real estate sector through diversified investment strategies at all levels of the real estate value chain. The Group’s 51% owned subsidiary, E-House Real Estate Asset Management Limited, acts as the Fund’s general partner. The general partner receives annual management fee and carried interest on a success basis. Major investors of the Fund include institutions and high net worth individuals. Mr. Xin Zhou, the Company’s co-chairman and chief executive officer, and Mr. Neil Nanpeng Shen, director of the Company, invested a total of $28 million in the Fund. They are also among the minority shareholders of the general partner. The Group has no investment in the Fund. In March 2011, the Group acquired Firmway from the Fund for $12,000,000. (Note 5)

The Group earned $1.0 million, $0.3 million and $0.2 million in management fees from the Fund during the years ended December 31, 2010, 2011 and 2012, respectively.

The Group earned $1.3 million, $1.5 million and $1.6 million in management fees from Shengyuan Center (Note 4) during the years ended December 31, 2010, 2011 and 2012, respectively.

In April 2010, the Group formed E-House Shengquan Equity Investment Center (“Shengquan Center”), which seeks to invest in China’s real estate sector through diversified investment strategies at all levels of the real estate value chain. The Group’s 51% owned subsidiary, Shanghai Yidexin Equity Investment Center, acts as Shengquan Center’s general partner. The general partner receives annual management fee and carried interest on a success basis. Mr. Xin Zhou, the Company’s co-chairman and chief executive officer, holds a 2.37% equity interest in the Shengquan Center. The Group earned $0.4 million, $0.6 million and $0.6 million in management fees from Shengquan Center during the years ended December 31, 2010, 2011 and 2012.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
Commitments and Contingencies

18. Commitments and Contingencies

(a) Operating lease commitments

The Group has operating lease agreements principally for its office properties in the PRC. Such leases have remaining terms ranging from six to 240 months and are renewable upon negotiation. Rental expenses were $15,475,718, $21,757,001 and $24,418,965, for the years ended December 31, 2010, 2011 and 2012, respectively.

Future minimum lease payments under non-cancelable operating lease agreements at December 31, 2012 were as follows:

Amount
Year Ended December 31	$
2013	15,826,340
2014	8,399,544
2015	1,574,038
2016	478,732
2017	273,190
Total	26,551,844

(b) Fund investment commitments

The Group had an investment commitment of RMB60.0 million (equivalent to $9.5 million) to the Wuling Center (Note 4). $2.4 million was paid in November 2012, $0.5 million was paid in January 2013, and the remaining investment commitment is payable upon the fund’s demand.

(c) Contingencies

The Group is subject to claims and legal proceedings that arise in the ordinary course of its business. Each of these matters is subject to various uncertainties, and it is possible that some of these matters may be decided unfavorably to the Group. The Group does not believe that any of these matters will have a material adverse effect on its business, assets or operations.

The Group has a clawback obligation to the Fund for which the Group acts as the general partner. Carried interest is subject to clawback to the extent that the limited partners have not received a certain level of aggregate distributions or the carried interest exceeds a certain level based on cumulative results. The Group did not recognize any carried interest income for the years ended December 31, 2011 and 2012; nor did the Group have any clawback obligations for those periods.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events
Subsequent Events

19. Subsequent Events

In March, 2013, the Company’s board of directors approved the Company’s payment of a cash dividend of $0.15 per ordinary share ($0.15 per ADS) directly from the additional paid-in capital account, which will be payable on or about May 30, 2013 to shareholders of record as of the close of business on April 10, 2013. Dividends to be paid to the Company’s ADS holders through the deposit bank will be subject to the terms of the deposit agreement, including the fees and expenses payable thereunder.

In March, 2013, the Company closed the transaction of its new share issuance to the management team, as announced on December 10, 2012. Through this transaction, the Company issued an aggregate of 17,790,125 ordinary shares of the Company to Kanrich Holdings Limited (“Kanrich”), a British Virgin Islands company established by Mr. Xin Zhou and other members of the Company’s management, and controlled by Mr. Xin Zhou, for an aggregate purchase price of approximately $62.6 million. In December 2012, the Board also approved that the Company would use the proceeds from the share issuance to repurchase the Company’s American depositary shares (“ADSs”) on the open market in compliance with applicable law and in a manner consistent with market conditions and the interests of its shareholders. As of April 17, 2013, the Company has repurchased 3,158,933 shares of ADSs on the open market at an average price of $4.69 during 2013.

Summary of Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Principal Accounting Policies
Basis of presentation	(a) Basis of presentation The consolidated financial statements are prepared and presented in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).
Basis of consolidation

(b) Basis of consolidation

The consolidated financial statements include the financial statements of E-House, its majority owned subsidiaries and its VIEs, Shanghai Tian Zhuo Advertising Co., Ltd. (“Tian Zhuo”), Beijing Leju, Shanghai Yi Xin E-Commerce Co., Ltd. (“Shanghai Yi Xin”) and Beijing Jiajujiu E-Commerce Co., Ltd. (“Beijing Jiajujiu”). All inter-company transactions and balances have been eliminated in consolidation.

In 2012, the contractual arrangements among the shareholders of Tian Zhuo, Tian Zhuo and Shanghai CRIC Information Technology Co., Ltd. (“Shanghai CRIC”) were terminated. Upon the termination, the shareholders of Tian Zhuo transferred all of their equity interests in Tian Zhuo to Beijing Leju to make Tian Zhuo a wholly owned subsidiary of Beijing Leju.

The Group evaluates each of its interests in private companies to determine whether or not the investee is a VIE and, if so, whether the Group is the primary beneficiary of such VIE. In determining whether the Group is the primary beneficiary, the Group considers if the Group (1) has power to direct the activities that most significantly affects the economic performance of the VIE, and (2) receives the economic benefits of the VIE that could be significant to the VIE. If deemed the primary beneficiary, the Group consolidates the VIE.

The VIE arrangements

PRC regulations currently prohibit or restrict foreign ownership of companies that provide Internet content and advertising services. To comply with these regulations, the Group provides such activities relating to real estate projects through its VIEs and their subsidiaries.

To provide the Group effective control over and the ability to receive substantially all of the economic benefits of its VIEs and their subsidiaries, the Company’s subsidiaries Shanghai CRIC, Shanghai SINA Leju Information Technology Co., Ltd. (“Shanghai SINA Leju”) and Shanghai Yi Yue Information Technology Co. Ltd. (“Shanghai Yi Yue”), and Beijing Maiteng Fengshun Science and Technology Co., Ltd., (“Beijing Maiteng”) (collectively, the “Foreign Owned Subsidiaries”) entered into a series of contractual arrangements with Tian Zhuo, Beijing Leju, Shanghai Yi Xin, Beijing Jiajujiu (collectively the “VIEs”) and their respective shareholders, respectively, as summarized below:

Name of Foreign Owned	The Group’s
Subsidiaries	Legal Ownership	Name of VIEs	Activities of VIEs
Shanghai CRIC	100%	Tian Zhuo	Operate the real estate advertising business
Shanghai SINA Leju	100%	Beijing Leju	Operate the real estate online business
Shanghai Yi Yue	100%	Shanghai Yi Xin	Operate the real estate e-commerce business
Beijing Maiteng	90%	Beijing Jiajujiu	Operate the online home furnishing business

The VIEs hold the requisite licenses and permits necessary to conduct Internet content and advertising services activities relating to real estate projects from which foreign ownership of companies are prohibited or restricted. In addition, the VIEs hold leases and other assets necessary to operate such business and generate substantially of the Group’s online and advertising revenues.

Agreements that Transfer Economic Benefits of the VIEs to the Group

Exclusive Consultancy Services/Technical Support Agreement. Pursuant to an exclusive Consultancy services/technical support agreement between the Foreign Owned Subsidiaries and the respective VIEs, the Foreign Owned Subsidiaries provide the respective VIEs with a series of Consultancy services/technical support services and are entitled to receive related fees. The term of this exclusive technical support agreement will expire upon dissolution of the VIEs. Unless expressly provided by this agreement, without prior written consent of the Foreign Owned Subsidiaries, the VIEs may not engage any third party to provide the services offered by the Foreign Owned Subsidiaries under this agreement.

Agreements that Provide Effective Control over VIEs

Exclusive Call Option Agreement. Each of shareholders of the VIEs has entered into an exclusive call option agreement with the respective Foreign Owned Subsidiaries. Pursuant to these agreements, each of the shareholders of the VIEs has granted an irrevocable and unconditional option to the respective Foreign Owned Subsidiaries or their designees to acquire all or part of such shareholder’s equity interests in VIEs at its sole discretion, to the extent as permitted by PRC laws and regulations then in effect. The consideration for such acquisition of all equity interests in VIEs will be equal to the registered capital of the VIEs, and if PRC law requires the consideration to be greater than the registered capital, the consideration will be the minimum amount as permitted by PRC law. In addition, the VIEs irrevocably and unconditionally granted respective Foreign Owned Subsidiaries an exclusive option to purchase, to the extent permitted under the PRC law, all or part of the assets of the VIEs. The exercise price for purchasing the assets of the VIEs will be equal to their respective book values, and if PRC law requires the price to be greater than the book value, the price will be the minimum amount as permitted by PRC law. The call option may be exercised by respective Foreign Owned Subsidiaries or their designees.

Loan Agreement. Under the loan agreement among shareholders of the VIEs and the respective Foreign Owned Subsidiaries, the respective Foreign Owned Subsidiaries granted an interest-free loan to the shareholders of VIE, solely for their purchase of equity interest of the VIEs, investing or operating activities conducted in the VIEs. Each loan agreement has a term of twenty years.

Shareholder Voting Right Proxy Agreement. Each of shareholders of the VIEs irrevocably grant any person designated by the respective Foreign Owned Subsidiaries the power to exercise all voting rights to which he will be entitled to as shareholder of the VIEs at that time, including the right to declare dividends, appoint and elect board members and senior management members and other voting rights.

Each shareholder voting right proxy agreement has a term of twenty years, unless it is early terminated by all parties in writing or pursuant to provision of this agreement. The term of the agreement will be automatically extended for one year upon the expiration, if the Foreign Owned Subsidiary gives the other Parties written notice requiring the extension thereof and the same mechanism will apply subsequently upon the expiration of each extended term.

Equity Pledge Agreement. Each of shareholders of the VIEs has also entered into an equity pledge agreement with the respective Foreign Owned Subsidiaries. Pursuant to which these shareholders pledged their respective equity interest in the VIEs to guarantee the performance of the obligations of the VIEs. The Foreign Owned Subsidiaries, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. Pursuant to the equity pledge agreement, each shareholder of the VIEs cannot transfer, sell, pledge, dispose of or otherwise create any new encumbrance on their respective equity interest in the VIEs without the prior written consent of the respective Foreign Owned Subsidiaries. The equity pledge right enjoyed by the Foreign Owned Subsidiaries will expire when shareholders of the VIEs have fully performed their respective obligations under the above agreements. The equity pledges of the VIEs have been registered with the relevant local branch of the State Administration for Industry and Commerce, or SAIC.

Risks in relation to the VIE structure

The Company believes that the Foreign Owned Subsidiaries’ contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and the interests of the shareholders of the VIEs may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so.

The Company’s ability to control the VIEs also depends on the power of attorney the Foreign Owned Subsidiaries have to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the Company may be subject to fines or other actions. The Company does not believe such actions would result in the liquidation or dissolution of the Company, the Foreign Owned Subsidiaries or the VIEs.

The Group, through its subsidiaries and through the contractual arrangements, has (1) the power to direct the activities of the VIEs that most significantly affect the entity’s economic performance and (2) the right to receive benefits from the VIEs. Accordingly, the Group is the primary beneficiary of the VIEs and has consolidated the financial results of the VIEs.

The following financial statement amounts and balances of the Group’s VIEs were included in the accompanying consolidated financial statements:

	As of December 31,
	2011	2012
	$	$
Cash and cash equivalents	28,969,993	54,276,035
Accounts receivable, net of allowance for doubtful accounts	64,878,396	88,871,824
Other current assets	18,106,001	22,144,577
Amounts due from related parties	—	46,067
Total current assets	111,954,390	165,338,503
Total non-current assets	77,442,308	62,413,697
Total assets	189,396,698	227,752,200

Accounts payable	1,843,770	1,826,257
Accrued payroll and welfare expenses	14,530,417	18,834,610
Income tax payable	7,834,965	16,625,365
Other tax payable	5,569,465	8,807,339
Amounts due to related parties	654,465	3,161,687
Liability for exclusive rights, current	13,830,821	16,973,230
Other current liabilities	10,372,839	8,975,274
Total current liabilities	54,636,742	75,203,762
Deferred tax liabilities, non-current	1,430,257	67,651
Liability for exclusive rights, non-current	21,408,384	5,918,812
Total liabilities	77,475,383	81,190,225

	Years Ended December 31,
	2010	2011	2012
	$	$	$
Total revenues	75,866,765	120,545,936	172,402,066
Net loss	(392,050)	(4,713,667)	(3,212,138)

There are no consolidated VIEs’ assets that are collateral for the VIEs’ obligations or are restricted solely to settle the VIEs’ obligations.

Use of estimates

(c) Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from such estimates. Significant accounting estimates reflected in the Group’s financial statements include useful lives and valuation of long-lived assets, valuation of goodwill, allowance for doubtful accounts, assumptions related to share-based compensation arrangements, assumptions related to the consolidation of entities in which the Group holds variable interests, fair value of equity investments in funds invested, valuation allowance on deferred tax assets and selling price hierarchy in multiple-deliverable revenue arrangements.

Fair value of financial instruments

(d) Fair value of financial instruments

The Group records certain of its financial assets and liabilities at fair value on a recurring basis. Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. There are three levels of inputs that may be used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Assets measured at fair value on a recurring basis are comprised of marketable securities. The Group uses quoted price in active markets (Level 1 investments) to determine the fair value of marketable securities.

Asset measured at fair value on a nonrecurring basis includes fair value measurement of the Group’s online reporting unit in goodwill impairment testing (Note 8) based on Level 3 inputs in 2011. The impairment loss based on Level 3 fair value measurements was $417,822,304, recognized as goodwill impairment charge in consolidated statements of operations for the year ended December 31, 2011. There was no asset or liability measured at fair value on a nonrecurring basis in 2010 or 2012.

The Group’s financial instruments that are not recorded at fair value in the consolidated balance sheets include cash and cash equivalents, restricted cash, accounts receivable, advance from customers, customer deposits, other receivables, accounts payable, other payables, liabilities for exclusive rights and amounts due from/to related parties. For financial instruments other than the non-current portion of customer deposits and liabilities for exclusive rights, the carrying value approximates the fair value due to their short-term nature. The fair value of the non-current portion of customer deposits was $23,509,578 and $694,020 as of December 31, 2011 and 2012, respectively. The fair value of the non-current portion of liabilities for exclusive rights was $21,408,384 and $5,918,812 as of December 31, 2011 and 2012, respectively. The fair value was estimated using discounted cash flows method by discounting the estimated future collections or payment using the Company’s incremental borrowing rate for an instrument with similar terms on the measurement date. As the future cash flows from collections or payments were management’s best estimates based on information available on the valuation date, which were not observable or cannot be corroborated with market information, the fair value measurements were classified as level 3 measurements. Any change in the estimated timing of cash inflow or outflow would result in a change in the fair value measurement in the same direction.

Business combinations

(e) Business combinations

Business combinations are recorded using the purchase method of accounting and, accordingly, the acquired assets and liabilities are recorded at their fair market value at the date of acquisition. Any excess of acquisition cost over the fair value of the acquired assets and liabilities, including identifiable intangible assets, is recorded as goodwill.

Cash and cash equivalents

(f) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less.

Restricted cash

(g) Restricted cash

The Group provides brokerage service for secondary properties. Upon consent of the property buyers and sellers, the sales proceeds can be paid through the Group’s accounts, which are put into the custody of the designated bank and can only be used as consideration to the property sellers when the transactions are completed. The Group records the proceeds relating to these transactions as restricted cash and other current liabilities. These restricted cash accounts totaled $1,706,426 and $2,589,880 as of December 31, 2011 and 2012, respectively. In connection with certain primary real estate agency agreements, the Group is required by the developers to maintain certain bank deposits under both parties’ custody through the contract periods or until the presale permits are obtained for the underlying projects. These restricted cash accounts were $875,375 and $159,096 as of December 31, 2011 and 2012, respectively.

Marketable securities

(h) Marketable securities

Marketable securities include securities that are classified as trading securities. Trading securities represent equity securities that are bought and held principally for the purpose of selling them in the near term, and they are reported at fair value, with both unrealized and realized gains and losses reported in other income (loss). The fair value of marketable securities is based upon the quoted price in an active market for identical instruments (Level 1).

Customer deposits

(i) Customer deposits

The Group provides sales agency services for primary real estate development projects, some of which require the Group to pay an upfront and refundable deposit as demonstration of the Group’s financial strength and commitment to provide high quality service. These deposits are refunded to the Group subject to certain pre-determined criteria at a date specified in the agency contracts. The pre-determined criteria is based on sales progress on a project, which may take into account factors such as gross floor area of properties sold and transaction value. Certain of the Group’s contracts provide that if the group breaches the contract, any corresponding penalties may be deducted from the deposit. Customer deposits are recorded as either current or non-current assets based on the Group’s estimate of the date of refund.

The Group did not experience any material non-payment in history. In the event that any customer deposit becomes due but is not duly paid by the real estate developers, the Group requires collateral or other security from such developers, including existing properties or a right to properties under construction. In the event of non-payment, the Group would then resell the properties or the right to properties under construction for cash. The collection of these secured customer deposits is dependent on the resale price of the underlying properties, which is subject to the then market conditions. As of December 31, 2011 and 2012, customer deposits included $11,109,490 and $33,038,106 that were secured by the right to purchase properties at a prescribed price, respectively.

Accounts receivable

(j) Accounts receivable

Accounts receivable, net of allowance for doubtful accounts of $14,164,988 and $35,953,537 at December 31, 2011 and 2012, respectively, consists of following:

	As of December 31,
	2011	2012
	$	$
Unbilled accounts receivable	182,878,383	246,730,442
Billed accounts receivable	61,202,482	57,870,268
Total	244,080,865	304,600,710

Unbilled accounts receivable represents amounts recognized in revenue prior to issuing official tax receipts to customers. The Group regularly reviews the collectability of unbilled accounts receivable in the same method as billed accounts receivable disclosed in Note 2 (x).

Properties held for sale

(k) Properties held for sale

Properties held for sale are stated at the lower of cost or net realizable value. Cost comprises the cost of purchase and, where applicable, direct costs associated with the purchase. Properties held for sales obtained through taking possession of collateral to settle the accounts receivable, are recorded at value of the receivables that are settled. The Group evaluates its properties held for sale for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. No impairment was provided for properties held for sale for the years ended December 31, 2010, 2011 and 2012.

Investment in affiliates

(l) Investment in affiliates

Affiliated companies are entities over which the Group has significant influence, but which it does not control. The Group generally considers an ownership interest of 20% or higher to represent significant influence. And the Group considers an equity interest of 3% or higher to represent more than minor influence for investments in investment funds.

Investment funds are subject to Investment Company accounting, and need to apply the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services - Investment Companies. Accordingly, all investments held by these investment funds are measured at fair value. The difference between fair value and initial cost of investments is reflected as unrealized appreciation/depreciation on investments in the income statement. Investment funds determine the fair value of the investments based on relevant comparable market data such as comparisons of multiples of peer companies, evaluation of financial and operating data, company specific developments, market valuations of comparable companies, and latest transaction price factors (Level 3 inputs).

Investments in affiliates are accounted for by the equity method of accounting. Under this method, the Group’s share of the post-acquisition profits or losses of affiliated companies is recognized in the income statement and its shares of post-acquisition movements in other comprehensive income are recognized in other comprehensive income. Unrealized gains on transactions between the Group and its affiliated companies are eliminated to the extent of the Group’s interest in the affiliated companies; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Group’s share of losses in an affiliated company equals or exceeds its interest in the affiliated company, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the affiliated company.

The Group is required to perform an impairment assessment of its investments whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. An impairment loss is recorded when there has been a loss in value of the investment that is other than temporary. The Group has not recorded any impairment losses in any of the periods reported. As of December 31, 2011 and 2012, the Group determined that no such events were present.

Property and equipment, net

(m) Property and equipment, net

Property and equipment is recorded at cost less accumulated depreciation. Depreciation is computed on a straight-line basis over the following estimated useful lives:

Leasehold improvements	Over the shorter of the lease term or their estimated useful lives
Buildings	30 years
Furniture, fixtures and equipment	5 years
Motor vehicles	5 years

Gains and losses from the disposal of property and equipment are included in income from operations.

Intangible assets, net

(n) Intangible assets, net

Acquired intangible assets mainly consist of license agreements with SINA, a real estate advertising agency agreement with SINA, CRIC database license agreement, exclusive rights with Baidu, Inc. (“Baidu”), favorable lease terms, customer relationships, non-compete agreements and trademarks from business combinations and are recorded at fair value on the acquisition date. All intangible assets, with the exception of customer relationships, are amortized ratably over the contract period. Intangible assets resulting out of acquired customer relationships are amortized based on the timing of the revenue expected to be derived from the respective customer.

Impairment of long-lived assets

(o) Impairment of long-lived assets

The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss equal to the excess of the carrying amount over the fair value of the assets.

Impairment of goodwill and indefinite lived intangible assets

(p) Impairment of goodwill and indefinite lived intangible assets

The Group performs an annual goodwill impairment test comprised of two steps. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill and indefinite lived intangible assets. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill and indefinite lived intangible assets to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

Management performs a goodwill impairment test for each of its reporting units as of December 31 of each year or when there is a triggering event causing management to believe it is more likely than not that the carrying amount of goodwill may be impaired.

Intangible assets with an indefinite life are tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. The impairment test consists of a comparison of the fair value of the intangible asset to its carrying amount. If the carrying amount exceeds the fair value, an impairment loss is recognized equal in amount to that excess.

Income taxes

(q) Income taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities, and their reported amounts in the financial statements, net operating loss carry forwards and credits by applying enacted statutory tax rates applicable to future years when the reported amounts of the asset or liability are expected to be recovered or settled, respectively. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the classification of the related assets and liabilities for financial reporting purposes.

The Group only recognizes tax benefits related to uncertain tax positions when such positions are more likely than not of being sustained upon examination. For such positions, the amount of tax benefit that the Group recognizes is the largest amount of tax benefit that is more than fifty percent likely of being sustained upon the ultimate settlement of such uncertain position. The Group records interest and penalties as a component of income tax expense.

Share-based compensation

(r) Share-based compensation

Share-based compensation cost is measured on the grant date, based on the fair value of the award, and recognized as an expense over the requisite service period. Management has made an estimate of expected forfeitures and recognizes compensation cost only for those equity awards expected to vest.

Revenue recognition

(s) Revenue recognition

The Group recognizes revenue when there is persuasive evidence of an arrangement, service has been rendered, the sales price is fixed or determinable and collectability is reasonably assured. Revenues are recorded, net of sales related taxes.

The Group provides marketing and sales agency services to primary real estate developers. The Group recognizes the commission revenue when a successful sale of property has occurred and upon completing the services required to execute a successful sale without further contingency. A successful sale is defined in each agency contract and is usually achieved after the property buyer has executed the purchase contract, made the required down payment, and the purchase contract has been registered with the relevant government authorities. The Group may also be entitled to earn additional revenue on the agency services if certain sales and other performance targets are achieved, such as average sale price over a pre-determined period. These additional agency service revenues are recognized when the Group has accomplished the required targets.

The Group provides brokerage services for secondary real estate sale and rental transactions. For secondary real estate brokerage services, the Group recognizes revenue upon execution of a transaction agreement between the buyer/lessee and the seller/lessor for which the Group acts as the broker.

The Group provides real estate consulting services to customers in relation to land acquisition and project consulting services. Land acquisition consulting services involve advising customers in relation to land acquisition and facilitating the transfer of land development rights. Payment is usually contingent upon the delivery of a final product, such as closing a land acquisition transaction. The Group recognizes revenue under such arrangements upon delivery of the final product, assuming customer acceptance has occurred and the fee is no longer contingent. Project consulting services involve providing consulting services, including project feasibility studies, analysis of the real estate transaction history of nearby development projects, marketing and advertising consulting, and development of comprehensive plans for their development projects. Such arrangements include periodic consulting services arrangements and delivery based consulting services arrangements. Periodic consulting services involve providing consulting services which are tailored to meet the needs of real estate developer clients at various stages of the project development and sales process for a specified period, such as monthly market studies. The contractual period for such arrangements is usually between one and 12 months with revenue being recognized ratably over such period. Delivery based consulting services involve providing consulting services which are tailored to meet the specific need of real estate developer. Payment is usually contingent upon the delivery of a final product, such as providing a market study report. The Group recognizes revenue under such arrangements upon delivery of the final product, assuming customer acceptance has occurred and the fee is no longer contingent..

The Group sells subscriptions to its proprietary CRIC system for which revenues are recognized ratably over the subscription period, which is usually six to 12 months. The Group also provides data integration services periodically, such as periodic market updates and research analysis that suit the specific needs and requirements of individual clients in addition to access to the CRIC system. The contractual period for such arrangements is usually between three to 12 months with revenue being recognized ratably over such period.

The Group generates real estate online revenues principally from online advertising, sponsorship arrangements, e-commerce arrangements and, to a lesser extent, hosting arrangements, keyword advertising arrangements.

Online advertising arrangements allow advertisers to place advertisements on particular areas of the Group’s websites, in particular formats and over particular periods of time. Advertising revenues from online advertising arrangements are recognized ratably over the contract period of display when collectability is reasonably assured. Sponsorship arrangements allow advertisers to sponsor a particular area on the Group’s websites in exchange for a fixed payment over the contract period. Advertising revenues from sponsorship arrangements are recognized ratably over the contract period. Revenues for advertising services are recognized net of agency rebates when applicable. Commencing in 2012, the Group also provides real estate e-commerce services which include online property listings, property viewing, online deposit payments, discount coupon advertising, and online property auctions. Currently revenues are principally generated from services to secondary brokers who sell discount coupons to potential property buyers. Those discount coupons allow buyers to purchase specified properties from real estate developers at discounts greater than the face value of the fees charged by the secondary brokers. Secondary brokers pay the Group fees at contracted amount for utilizing the Group’s e-commerce platform to sell such discount coupons. The Group recognizes such e-commerce revenues upon obtaining confirmation letters signed by the property buyers and secondary real estate brokers, and when collections are reasonably assured. Although the Group’s e-commerce platform also offers secondary home listings and allows secondary brokers to sign up and become partners to list their properties and use the EJU brand and obtain opportunities to cross-sell unsold primary units, such services are currently offered for free.

The Group also generates advertising revenues from outsourcing certain regional sites for a fixed period of time to local hosting partners, who are responsible for both website operation and related advertising sales. Advertising revenues from hosted websites are recognized ratably over the term of the contract. Keyword advertising revenues are recognized ratably over the contract period when collectability is reasonably assured. The Group generates revenues from real estate advertising design services. The Group recognizes the revenue derived from real estate advertising design services ratably over the specified contract period ranging from three to 12 months. The Group also provides advertising sales services by acquiring advertising space and subsequently reselling such space. Revenues under such arrangements are recognized when the related advertisement is placed. The Group recognizes advertising sales revenues on a gross basis because it acts as principal and is the primary obligator in the arrangement.

The Group also provides promotional events services, and recognizes revenue when such services are rendered, assuming all other revenue recognition criterion have been met.

The Group also generates revenues from real estate fund management fees, performance fees and allocations. Real estate fund management fees are based upon investment advisory and related agreements and are recognized as earned over the specified contract period. Performance fees and allocations represent the preferential allocations of profits (“carried interest”) that are a component of the Group’s general partnership interests in the real estate funds. The Group is entitled to an additional return from the investment fund in the event investors in the fund achieve cumulative investment returns in excess of a specified amount. The Group records the additional return from these carried interests as revenue at the end of the contract year.

Effective January 1, 2011, the Group adopted the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2009-13, “Multiple-Deliverable Revenue Arrangements”, prospectively for all new and materially modified arrangements. ASU 2009-13 requires the Group to allocate revenue to arrangement deliverables using the relative selling price method.

The Group has multiple element arrangements that may include provision of primary real estate services, online advertising, promotional events services, consulting services and/or information services. The Group has determined that each of the deliverables listed above is considered a separate unit of account as each has value to the customer on a standalone basis and has been sold separately on a standalone basis, there is no general right of return on delivered items and the delivery or performance of the undelivered item(s) is considered probable and substantially in the control of the Group.

The Group allocates arrangement consideration in multiple-deliverable revenue arrangements at the inception of an arrangement to all deliverables based on the relative selling price in accordance with the selling price hierarchy, which includes: (i) vendor-specific objective evidence (“VSOE”) if available; (ii) third-party evidence (“TPE”) if VSOE is not available; and (iii) best estimate of selling price (“BESP”) if neither VSOE nor TPE is available.

VSOE. The Group determines VSOE based on its historical pricing and discounting practices for the specific service when sold separately. In determining VSOE, the Group requires that a substantial majority of the selling prices for these services fall within a reasonably narrow pricing range. The Group has historically priced its commission rate for the primary real estate services, periodic consulting services, subscription for the CRIC system and online advertising within a narrow range. As a result, the Group has used VSOE to allocate the selling price for these services when elements of a multiple element arrangement. The Group has not historically priced delivery based consulting service and promotional event services within a narrow range, therefore, the Group considers TPE and BESP as discussed below.

TPE. When VSOE cannot be established for deliverables in multiple element arrangements, the Group applies judgment with respect to whether it can establish a selling price based on TPE. TPE is determined based on competitor prices for similar deliverables when sold separately. Generally, the Group’s marketing strategy differs from that of its peers and its offerings contain a significant level of differentiation such that the comparable pricing of services with similar functionality cannot be obtained. Furthermore, the Group is unable to reliably determine what similar competitor services’ selling prices are on a stand-alone basis. As a result, the Group has not been able to establish selling price based on TPE.

BESP. When it is unable to establish selling price using VSOE or TPE, the Group uses BESP in its allocation of arrangement consideration. The objective of BESP is to determine the price at which the Group would transact a sale if the service were sold on a stand-alone basis. The Group determines BESP for deliverables by considering multiple factors including, but not limited to, prices it charged for similar offerings, market conditions, specification of the services rendered and pricing practices. The Group has used BESP to allocate the selling price of project-based consulting service and promotional event services under these multiple element arrangement. The process for determining BESP involves management judgment. The Group’s process considers multiple factors that may vary depending upon the unique facts and circumstances related to each deliverable. If the facts and circumstances underlying the factors the Group considers change, or should subsequent facts and circumstances lead the Group to consider additional factors, the Group’s BESP could change in future periods. The Group regularly reviews the evidence of selling price for its services and maintains internal controls over the establishment and updates of these estimates. There were no material changes in estimated selling price for its services during the year ended December 31, 2012, nor does the Group expect a material changes in BESP in the foreseeable future.

Under the previous accounting literature, when an arrangement included delivery based consulting services and subscriptions for the CRIC system, the entire arrangement was considered a single unit of account as the Group did not have VSOE for delivery based consulting services. Revenue was recognized based on the revenue recognition model for the final deliverable in the arrangement, which was typically the subscription for the CRIC system, which required ratable recognition over the subscription period. The Group had objective and reliable evidence of the fair value of the CRIC subscription service. As such, upon delivery of the consulting product, the Group deferred the fair value of the remaining CRIC subscription and recognized the residual amount, or the difference between the remaining fair value of the CRIC subscription and the total arrangement fee, as revenue, assuming all other revenue recognition criteria had been met. The residual amount recognized was limited to the cumulative amount due under the terms of the arrangement. Under ASU 2009-13, the Group is required to use BESP when neither VSOE nor TPE is available. As a result, the Group is able to recognize the relative fair value of the elements as they are delivered, assuming other revenue recognition criteria are met.

If the Group had applied the provisions of ASU 2009-13 for the year ended December 31, 2010, there would have been no material effect on revenue during that period. Additionally, the adoption of ASU 2009-13 did not have a material effect on revenue for the years ended December 31, 2011 and 2012 when compared to the revenue that would have been recognized under the guidance in effect prior to adoption of ASU 2009-13, given the BESP of delivery based consulting and VSOE of the subscription for the CRIC system have historically approximated their respective contract prices and the delivery based consulting services have generally been delivered at the beginning of the subscription period. The effect of adopting this guidance in future periods will depend on the nature of the Group’s customer arrangements in those periods, including the nature of services included in those arrangements, the magnitude of revenue associated with certain deliverables in those arrangements, and the timing of delivery of the related services in those arrangements, among other considerations. While the effect in future periods is dependent on these factors and future go-to-market strategies, the Group does not currently expect the adoption of ASU 2009-13 to have a material effect on the timing and pattern of revenue recognition in future periods. The Group does not expect this new guidance to affect future pricing practices or go-to-market strategies.

Deferred revenues are recognized when payments are received in advance of revenue recognition.

Cost of revenue

(t) Cost of revenue

Cost of revenue for the real estate brokerage services segment includes costs directly related to providing services, which include costs incurred for marketing and sale of primary real estate projects for which the Group acts as the agent, and rental expenses incurred for properties leased by the Group as brokerage stores and sales commission. Cost of revenue of real estate information and consulting services segment primarily consists of sales commission and costs incurred for developing, maintaining and updating the CRIC database system, which includes cost of data purchased or licensed from third-party sources, technical personnel related costs and associated equipment depreciation. Cost of revenue for the real estate online services segment consists of costs associated with the production of websites, which includes fees paid to third parties for Internet connection, content and services, editorial personnel related costs, amortization of intangible assets, depreciation associated with website production equipment and fees paid to SINA for advertising inventory on non-real estate channels. Cost of revenue for real estate promotional events and advertising services also consists of fees paid to third parties for the services directly related to advertising design and the cost incurred to acquire advertising space for resale, and salaries of sales and support staff and fees paid to third parties for the services directly related to promotional event services.

Advertising expenses

(u) Advertising expenses

Advertising expenses are charged to the statements of operations in the period incurred. The Group incurred advertising expenses amounting to $18,785,709, $31,146,070 and $51,936,863 for the years ended December 31, 2010, 2011 and 2012, respectively.

Foreign currency translation

(v) Foreign currency translation

The functional currency of the Company is the United States dollar (“U.S. dollar”) and is used as the reporting currency of the Group. Monetary assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollar at the rates of exchange ruling at the balance sheet date. Equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as foreign currency translation adjustment and are shown as a separate component of other comprehensive income in the consolidated statements of changes in equity and comprehensive income.

The financial records of certain of the Company’s subsidiaries are maintained in local currencies other than the U.S. dollar, such as Renminbi (“RMB”) and Hong Kong dollar (“HKD”), which are their functional currencies. Transactions in other currencies are recorded at the rates of exchange prevailing when the transactions occur.

The Group recorded an exchange loss of $1,453,940, $1,051,883 and $379,530 for the years ended December 31, 2010, 2011 and 2012, respectively, as a component of other income (loss), net.

Government subsidies

(w) Government subsidies

Government subsidies include cash subsidies received by the Company’s subsidiaries in the PRC from local governments. These subsidies are generally provided as incentives for conducting business in certain local districts. Cash subsidies of $4,080,900, $6,180,360 and $6,475,023 were included in other operating income for the years ended December 31, 2010, 2011 and 2012, respectively. Government subsidies were recorded in other income in prior years, and are reclassified to other operating income from 2012 due to the recurring nature going forward based on latest management estimation. Prior period amounts are reclassified to conform to current year presentation. Cash subsidies are recognized when received and when all the conditions for their receipt have been satisfied. There is no assurance that the Group will receive the subsidies even when other conditions are met.

Concentration of credit risk

(x) Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable and customer deposits. The Group places its cash and cash equivalents with reputable financial institutions.

The Group regularly reviews the creditworthiness of its customers, and requires collateral or other security from its customers in certain circumstances when accounts receivables become long overdue. The Group establishes an allowance for doubtful accounts and customer deposits primarily based upon factors surrounding the credit risk of specific customers, including creditworthiness of the clients, aging of the receivables and other specific circumstances related to the accounts.

Movement of the allowance for doubtful accounts for accounts receivable and customer deposits is as follows:

	2010	2011	2012
	$	$	$
Balance as of January 1	13,799,920	18,836,275	14,811,322
Provisions for doubtful accounts	5,623,888	9,513,951	27,297,288
Write offs	(1,084,209)	(14,380,877)	(5,633,500)
Changes due to foreign exchange	496,676	841,973	62,707
Balance as of December 31	18,836,275	14,811,322	36,537,817

The allowance for other receivables was immaterial for all periods presented.

Earnings per share

(y) Earnings per share

Basic earnings per share are computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

The following table sets forth the computation of basic and diluted income per share for the periods indicated:

	Years Ended December 31,
	2010	2011	2012
Net income (loss) attributable to E-House ordinary shareholders — basic	$36,154,393	$(270,357,081)	$(56,971,404)
Decrease of income from CRIC*	$(278,491)	$—	$—
Net income (loss) attributable to E-House ordinary shareholders — diluted	$35,875,902	$(270,357,081)	$(56,971,404)

Weighted average ordinary shares outstanding	80,287,171	79,769,823	106,159,388
Share options and restricted shares	1,015,451	—	—
Weighted average number of ordinary shares outstanding — diluted	81,302,622	79,769,823	106,159,388

Basic earnings (loss) per share	$0.45	$(3.39)	$(0.54)

Diluted earnings (loss) per share	$0.44	$(3.39)	$(0.54)

*            In calculating diluted earnings (loss) per share, the amount of CRIC’s net income included in net income (loss) attributable to E-House’s ordinary shareholders is calculated by multiplying CRIC’s diluted EPS by the weighted average number of CRIC shares held by E-House’s during the period, which may result in net income (loss) attributable to E-House ordinary shareholders, for purposes of computing diluted earnings (loss) per share, being different from that actually recorded in the consolidated statements of operations. This difference is presented as decrease of income from CRIC.

Diluted earnings (loss) per share do not include the following instruments as their inclusion would have been anti-dilutive:

	Years Ended December 31,
	2010	2011	2012
Share options and restricted shares	—	3,345,726	14,660,788

Non-controlling interest

(z) Non-controlling interest

Before the merger of the Company with CRIC, the majority of the Group’s non-controlling interest is attributable to CRIC, which mainly operates the Company’s real estate information and consulting and real estate online services segments. As of December 31, 2011, E-House retained a 54.12% equity interest in CRIC. Non-controlling interest in CRIC included in the Company’s consolidated balance sheets was $268,136,200 as of December 31, 2011. In April 2012, CRIC became a wholly-owned subsidiary of the Company after the Merger. For the years ended December 31, 2010, 2011 and 2012, $12,271,520 of Group’s consolidated net income, $190,696,283 and $13,547,386 of the Group’s consolidated net loss was attributable to CRIC, respectively.

The following schedule shows the effects of changes in E-House’s ownership interest in CRIC on equity attributable to E-House:

	Years Ended December 31,
	2010	2011	2012
	$	$	$
Net income (loss) attributable to E-House	36,154,393	(270,357,081)	(56,971,404)

Transfers to the non-controlling interest:
Decrease in E-House’s additional paid-in capital for purchase of 1,384,420, 4,206,600 and 64,642,647 CRIC common shares for the years ended December 31, 2010, 2011 and 2012 respectively	(3,614,582)	(120,820)	(149,461,182)
Decrease in E-House’s additional paid-in capital for the exercise of CRIC’s options and the vesting of CRIC’s restricted shares	(1,995,625)	(2,353,082)	(332,951)
Net transfers to non-controlling interest	(5,610,207)	(2,473,902)	(149,794,133)

Change from net income attributable to E-House and transfers (to) from non-controlling interest	30,544,186	(272,830,983)	(206,765,537)

Comprehensive income

(aa) Comprehensive income

Comprehensive income includes all changes in equity except those resulting from investments by owners and distributions to owners. For the years presented, total comprehensive income included net income and foreign currency translation adjustments.

Newly adopted accounting pronouncements

(ac) Newly adopted accounting pronouncements

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. This ASU is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in U.S. GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments. The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011. The Group adopted this pronouncement on January 1, 2012 and disclosed the fair value measurements according to this.

In June 2011, the FASB issued ASU 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income”. This ASU revises the manner in which entities present comprehensive income in their financial statements. The new guidance removes the presentation options in ASC 220 and requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. Under the two-statement approach, the first statement would include components of net income, which is consistent with the income statement format used today, and the second statement would include components of other comprehensive income (“OCI”). The ASU does not change the items that must be reported in OCI. For public entities, the ASU’s amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. For all entities, guidance must be applied retrospectively for all periods presented in the financial statements. The Group adopted this pronouncement on January 1, 2012 and has separately presented the consolidated statements of comprehensive income since that date.

In September 2011, the FASB issued ASU 2011-08, “Intangibles—Goodwill and Other (Topic 350): “Testing Goodwill for Impairment”. This ASU permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. The more-likely-than-not threshold is defined as having a likelihood of more than 50percent. The amendments in this ASU apply to all entities, both public and nonpublic, that have goodwill reported in their financial statements. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. The Group adopted this pronouncement on January 1, 2012.The adoption of this pronouncement did not have a significant effect on the Group’s consolidated financial statements, as the Group chose to directly perform the two-step goodwill impairment test for 2012.

Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2012
Organization and Principal Activities
Schedule of major subsidiaries and the consolidated VIEs

The following table lists major subsidiaries and the consolidated VIEs of the Company as of December 31, 2012:

	Date of	Place of	Percentage of
	incorporation	incorporation	Ownership
Shanghai Real Estate Sales (Group) Co., Ltd.	15-Aug-00	PRC	100%
Shanghai City Rehouse Real Estate Agency Ltd.	17-May-02	PRC	85%
E-House Real Estate Asset Management Co., Ltd.	22-Aug-06	Cayman	51%
China Real Estate Information Corporation	21-Aug-08	Cayman	100%
Beijing Yisheng Leju Information Services Co., Ltd.	13-Feb-08	PRC	VIE
Shanghai Yi Xin E-Commerce Co., Ltd.	05-Dec-11	PRC	VIE
Beijing Jiajujiu E-Commerce Co., Ltd.	22-Mar-12	PRC	VIE

Summary of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Principal Accounting Policies
Schedule of ownership interest in foreign owned subsidiaries

Name of Foreign Owned	The Group’s
Subsidiaries	Legal Ownership	Name of VIEs	Activities of VIEs
Shanghai CRIC	100%	Tian Zhuo	Operate the real estate advertising business
Shanghai SINA Leju	100%	Beijing Leju	Operate the real estate online business
Shanghai Yi Yue	100%	Shanghai Yi Xin	Operate the real estate e-commerce business
Beijing Maiteng	90%	Beijing Jiajujiu	Operate the online home furnishing business

Schedule of financial statement balances included in the consolidated financial statements

	As of December 31,
	2011	2012
	$	$
Cash and cash equivalents	28,969,993	54,276,035
Accounts receivable, net of allowance for doubtful accounts	64,878,396	88,871,824
Other current assets	18,106,001	22,144,577
Amounts due from related parties	—	46,067
Total current assets	111,954,390	165,338,503
Total non-current assets	77,442,308	62,413,697
Total assets	189,396,698	227,752,200

Accounts payable	1,843,770	1,826,257
Accrued payroll and welfare expenses	14,530,417	18,834,610
Income tax payable	7,834,965	16,625,365
Other tax payable	5,569,465	8,807,339
Amounts due to related parties	654,465	3,161,687
Liability for exclusive rights, current	13,830,821	16,973,230
Other current liabilities	10,372,839	8,975,274
Total current liabilities	54,636,742	75,203,762
Deferred tax liabilities, non-current	1,430,257	67,651
Liability for exclusive rights, non-current	21,408,384	5,918,812
Total liabilities	77,475,383	81,190,225

Schedule of financial statement amounts included in the consolidated financial statements
	Years Ended December 31,
	2010	2011	2012
	$	$	$
Total revenues	75,866,765	120,545,936	172,402,066
Net loss	(392,050)	(4,713,667)	(3,212,138)

Schedule of accounts receivable
	As of December 31,
	2011	2012
	$	$
Unbilled accounts receivable	182,878,383	246,730,442
Billed accounts receivable	61,202,482	57,870,268
Total	244,080,865	304,600,710

Schedule of estimated useful lives of property and equipment
Leasehold improvements	Over the shorter of the lease term or their estimated useful lives
Buildings	30 years
Furniture, fixtures and equipment	5 years
Motor vehicles	5 years

Schedule of movement of the allowance for doubtful accounts for accounts receivable, unbilled accounts receivable and customer deposits

	2010	2011	2012
	$	$	$
Balance as of January 1	13,799,920	18,836,275	14,811,322
Provisions for doubtful accounts	5,623,888	9,513,951	27,297,288
Write offs	(1,084,209)	(14,380,877)	(5,633,500)
Changes due to foreign exchange	496,676	841,973	62,707
Balance as of December 31	18,836,275	14,811,322	36,537,817

Schedule of computation of basic and diluted income per share

	Years Ended December 31,
	2010	2011	2012
Net income (loss) attributable to E-House ordinary shareholders — basic	$36,154,393	$(270,357,081)	$(56,971,404)
Decrease of income from CRIC*	$(278,491)	$—	$—
Net income (loss) attributable to E-House ordinary shareholders — diluted	$35,875,902	$(270,357,081)	$(56,971,404)

Weighted average ordinary shares outstanding	80,287,171	79,769,823	106,159,388
Share options and restricted shares	1,015,451	—	—
Weighted average number of ordinary shares outstanding — diluted	81,302,622	79,769,823	106,159,388

Basic earnings (loss) per share	$0.45	$(3.39)	$(0.54)

Diluted earnings (loss) per share	$0.44	$(3.39)	$(0.54)

*            In calculating diluted earnings (loss) per share, the amount of CRIC’s net income included in net income (loss) attributable to E-House’s ordinary shareholders is calculated by multiplying CRIC’s diluted EPS by the weighted average number of CRIC shares held by E-House’s during the period, which may result in net income (loss) attributable to E-House ordinary shareholders, for purposes of computing diluted earnings (loss) per share, being different from that actually recorded in the consolidated statements of operations. This difference is presented as decrease of income from CRIC.

	Years Ended December 31,
	2010	2011	2012
Share options and restricted shares	—	3,345,726	14,660,788

Schedule of effects of changes in E-House's ownership interest in CRIC on equity attributable to E-House

	Years Ended December 31,
	2010	2011	2012
	$	$	$
Net income (loss) attributable to E-House	36,154,393	(270,357,081)	(56,971,404)

Transfers to the non-controlling interest:
Decrease in E-House’s additional paid-in capital for purchase of 1,384,420, 4,206,600 and 64,642,647 CRIC common shares for the years ended December 31, 2010, 2011 and 2012 respectively	(3,614,582)	(120,820)	(149,461,182)
Decrease in E-House’s additional paid-in capital for the exercise of CRIC’s options and the vesting of CRIC’s restricted shares	(1,995,625)	(2,353,082)	(332,951)
Net transfers to non-controlling interest	(5,610,207)	(2,473,902)	(149,794,133)

Change from net income attributable to E-House and transfers (to) from non-controlling interest	30,544,186	(272,830,983)	(206,765,537)

Acquisitions of Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2012
CRIC
Purchase price was allocated as follows:
Schedule of consideration transferred

Amount
$
Cash	113,124,632
Fair value of E-House ordinary shares issued *	252,106,323
Replacement of CRIC share options **	31,897,646
Total consideration	397,128,601

*            The fair value of E-House ordinary shares is based on the closing price of E-House shares as of April 20, 2012

**          As disclosed in Note 13, E-House issued the E-House replacement share options and restricted shares in connection with the Merger. The total fair value of the replacement awards was $54,787,620, of which $31,897,646 was attributable to pre-Merger services and included as a component of the consideration transferred in the Merger with the remainder allocated to post-Merger services and included in the Company’s compensation cost after the Merger. The amount attributable to the pre-Merger services was determined based on the fair value of the replacement awards on the date of Merger and a ratio of the pre-Merger services to the greater of the total service period or the original service period of the replacement awards.

Schedule of purchase price allocation
Amount
$
Non-controlling interest	254,656,627
Accumulated other comprehensive income	(6,989,208)
Additional paid-in capital	149,461,182
Total consideration	397,128,601

Firmway
Purchase price was allocated as follows:
Schedule of purchase price allocation

	Allocated	Amortization
	Value	Period
	$
Cash	1,731,778
Amount due from related parties	1,189,679
Prepaid rent	3,815,608	20 years
Liabilities assumed	(1,927)
Favorable lease term	5,264,862	20 years
Goodwill	1,316,215
Deferred tax liabilities	(1,316,215)
Total	12,000,000

Beijing Jiahua
Purchase price was allocated as follows:
Schedule of purchase price allocation

	Allocated	Amortization
	Value	Period
	$
Total tangible assets acquired	78,775
Liabilities assumed	(468)
Customer relationship	3,307,686	7.3 years
Non-compete agreements	953,596	2.6 years
Goodwill	9,541,048
Deferred tax liabilities	(1,065,320)
Total	12,815,317

Beijing Shangtuo
Purchase price was allocated as follows:
Schedule of purchase price allocation

	Allocated	Amortization
	Value	Period
	$
Total tangible assets acquired	78,827
Liabilities assumed	(928)
Customer relationship	983,494	7.3 years
Non-compete agreements	413,854	2.6 years
Goodwill	3,075,575
Deferred tax liabilities	(349,337)
Total	4,201,485

Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment, Net
Schedule of property and equipment, net

	As of December 31,
	2011	2012
	$	$
Leasehold improvements	15,982,349	16,472,995
Buildings	6,388,288	22,480,129
Furniture, fixtures and equipment	19,844,348	22,373,236
Motor vehicles	6,914,121	7,154,519

Total	49,129,106	68,480,879
Accumulated depreciation	(21,152,883)	(27,070,874)

Property and equipment, net	27,976,223	41,410,005

Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets, Net
Schedule of intangible assets, net

	As of December 31,
	2011	2012
	$	$
Intangible assets not subject to amortization are comprised of the following:
Trademark	757,266	759,122

Intangible assets subject to amortization are comprised of the following:
Advertising agency agreement with SINA	106,790,000	106,790,000
License agreements with SINA	80,660,000	80,660,000
Exclusive rights with Baidu	43,847,992	43,955,466
Customer relationship	11,771,028	11,781,636
Database license	8,300,000	8,300,000
Favorable lease term	7,692,972	7,692,972
Computer software licenses	4,941,947	5,447,113
Non-compete agreements	3,370,919	3,374,566
Customer contracts	770,204	772,092
Domain name	96,518	96,518

	268,241,580	268,870,363
Less: Accumulated amortization
Advertising agency agreement with SINA	(23,556,616)	(34,026,224)
License agreements with SINA	(18,148,500)	(26,214,500)
Exclusive rights with Baidu	(5,926,487)	(20,632,977)
Customer relationship	(2,256,989)	(4,359,757)
Database license	(2,197,060)	(3,173,531)
Favorable lease term	(333,867)	(455,271)
Computer software licenses	(1,686,246)	(2,804,503)
Non-compete agreements	(1,250,708)	(2,144,778)
Customer contracts	(373,381)	(761,504)
Domain name	(5,630)	(15,073)

Intangible assets subject to amortization, net	212,506,096	174,282,245

Total intangible assets, net	213,263,362	175,041,367

Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill
Schedule of changes in the carrying amount of goodwill by segment

		Real Estate
	Real Estate	Information	Real Estate
	Brokerage	and Consulting	Online	Other
	Services	Services	Services	Services	Total
	$	$	$	$	$
Balance as of January 1, 2011	2,840,273	4,350,789	445,282,401	666,257	453,139,720
Goodwill recognized upon acquisition	523,257	1,316,215	12,616,623	—	14,456,095
Disposal of subsidiaries	—	—	—	(666,257)	(666,257)
Exchange rate translation	145,796	—	75,302	—	221,098
Gross goodwill	3,509,326	5,667,004	457,974,326	—	467,150,656
Accumulated impairment	—	—	(417,822,304)	—	(417,822,304)
Balance as of December 31, 2011	3,509,326	5,667,004	40,152,022	—	49,328,352
Exchange rate translation	8,422	—	63,965	—	72,387
Balance as of December 31, 2012	3,517,748	5,667,004	40,215,987	—	49,400,739

Other Income (Loss), Net (Tables)	12 Months Ended
Dec. 31, 2012
Other Income (Loss), Net
Schedule of other income

	Years Ended December 31,
	2010	2011	2012
	$	$	$
Gains on marketable securities, realized portion	—	—	734,904
Gains (loss) on marketable securities, unrealized portion	679,626	(8,598,962)	804,621
Recognize (reverse) reimbursement income from depository agent	542,056	721,813	(55,997)
Gain from sales of properties held for sale	1,348,003	417,610	45,936
Gain from bargain purchase	392,524	—	—
Foreign exchange loss	(1,453,940)	(1,051,883)	(379,530)
Loss from disposal of subsidiaries	—	(1,054,348)	—
Amortized discounts related to liability for exclusive rights with Baidu	—	(891,441)	(1,882,804)

Total other income (loss)	1,508,269	(10,457,211)	(732,870)

Income Tax (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax
Schedule of income before income taxes

	Years Ended December 31,
	2010	2011	2012
	$	$	$
Income (loss) Before Income Taxes:
PRC	78,382,049	(3,029,769)	(32,340,085)
Other	(16,731,339)	(464,549,563)	(37,916,141)

Total	61,650,710	(467,579,332)	(70,256,226)

Schedule of expense (benefit) for income taxes

	Years Ended December 31,
	2010	2011	2012
	$	$	$
Current Tax
PRC	18,153,060	17,257,121	16,813,520
Other	2,513,074	58,037	—

	20,666,134	17,315,158	16,813,520

Deferred Tax
PRC	(7,969,900)	(20,039,088)	(15,644,866)
Other	—	—	—

	(7,969,900)	(20,039,088)	(15,644,866)

Income tax expense (benefit)	12,696,234	(2,723,930)	1,168,654

Schedule of principal components of the deferred income tax assets/ liabilities

	As of December 31,
	2011	2012
	$	$
Deferred tax assets:
Accrued salary expenses	11,798,451	16,586,026
Bad debt provision	3,128,545	8,201,901
Net operating loss carry forwards	19,845,104	24,008,244
Advertising expenses temporarily non-deductible	4,345,753	9,415,848
Other	202,734	312,952

Gross deferred tax assets	39,320,587	58,524,971
Valuation allowance	(689,076)	(7,324,717)

Total deferred tax assets	38,631,511	51,200,254

Analysis as:
Current	22,077,959	41,212,042
Non-current	16,553,552	9,988,212

Deferred tax liabilities:
Amortization of intangible and other assets	40,108,863	36,925,632

Total deferred tax liabilities	40,108,863	36,925,632

Analysis as:
Current	—	—
Non-current	40,108,863	36,925,632

Schedule of movement of the valuation allowance

	Years Ended December 31,
	2010	2011	2012
	$	$	$
Balance as of January 1,	157,085	183,392	689,076
Additions	21,110	484,262	6,625,864
Changes due to foreign exchange	5,197	21,422	9,777

Balance as of December 31,	183,392	689,076	7,324,717

Schedule of reconciliation between the provision for income tax computed by applying the statutory tax rate to income before income taxes and the actual provision for income taxes

	Years Ended December 31,
	2010	2011	2012
	$	$	$
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	12.10%	(24.26)%	(14.86)%
Effect of tax preference	(9.25)%	0.72%	(1.91)%
Effect of different tax rate of subsidiary operation in other jurisdiction	(0.34)%	(0.83)%	(2.14)%
Tax refund	(6.95)%	—	1.18%
Valuation allowance movement	0.03%	(0.10)%	(9.48)%
Other	—	0.05%	0.55%

	20.59%	0.58%	(1.66)%

Summary of aggregate amount and per share effect of the tax holiday
	Years Ended December 31,
	2010	2011	2012
	$	$	$
The aggregate dollar effect	9,530,020	3,046,393	(1,336,133)
Per share effect — basic	0.12	0.04	(0.01)
Per share effect — diluted	0.12	0.04	(0.01)

Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
E-House Replacement Options and CRIC Replaced Options
Share-Based Compensation
Schedule of assumptions used to estimate the fair value of share options granted

	E-House	CRIC
	Replacement	Replaced
	Options	Options
Average risk-free rate of return	2.62%	2.62%
Contractual life of option	7.53 years	7.53 years
Average estimated volatility rate	50.42%	54.21%
Average dividend yield	2.03%	—

E-House Replacement Restricted Shares and CRIC Replaced Restricted Shares
Share-Based Compensation
Schedule of assumptions used to estimate the fair value of restricted shares granted

	E-House	CRIC
	Replacement	Replacement
	Restricted	Restricted
	Shares	Shares
Average risk-free rate of return	2.43%	2.43%
Contractual life of option	0.85 years	0.85 years
Average estimated volatility rate	50.42%	54.21%
Average dividend yield	2.03%	—

E-House Plan
Share-Based Compensation
Schedule of assumptions used to estimate the fair value of share options granted

2011
Average risk-free rate of return	2.54%
Contractual life of option	10 years
Average estimated volatility rate	77.02%
Average dividend yield	4.11%

2012
Average risk-free rate of return	2.78%
Contractual life of option	8.02 years
Average estimated volatility rate	62.23%
Average dividend yield	2.45%

Summary of share option activity

A summary of option activity under the E-House Plan during the year ended December 31, 2012 is presented below.

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value of
	Options	Price	Term	Options
		$		$
Outstanding, as of January 1, 2012	3,332,074	5.34
Granted E-House Replacement Options	15,107,745	4.63
Exercised	(194,721)	2.88
Forfeited	(325,504)	5.01
Outstanding, as of December 31, 2012	17,919,594	4.15	6.85	—
Vested and expected to vest as of December 31, 2012	17,719,530	4.15	6.83	—
Exercisable as of December 31, 2012	11,629,919	3.93	6.10	1,977,086

Summary of restricted share activity

		Weighed
	Number of	Average
	Restricted	Grant-date
	Shares	Fair Value
		$
Unvested as of January 1, 2012	919,096	15.56
Granted	1,273,000	3.43
Granted E-House Replacement Restricted Shares	77,875	3.47
Vested	(567,489)	16.08
Forfeited	(71,844)	15.81
Unvested as of December 31, 2012	1,630,638	5.32

CRIC Plan
Share-Based Compensation
Schedule of assumptions used to estimate the fair value of share options granted
2011
Average risk-free rate of return	3.22%
Contractual life of option	10 years
Average estimated volatility rate	70.35%
Average dividend yield	0.00%

Summary of restricted share activity

A summary of restricted share activity under the CRIC Plan during the year ended December 31, 2012 is presented below:

		Weighed
	Number of	Average
	Restricted	Grant-date
	Shares	Fair Value
		$
Unvested as of January 1, 2012	150,000	2.59
Vested	(62,500)	2.08
Replaced by E-House restricted shares	(87,500)	2.95
Unvested as of December 31, 2012	—

Options Replacement Program
Share-Based Compensation
Summary of share option activity

A summary of option activity under the CRIC Plan during the year ended December 31, 2012 is presented below.

		Weighed
	Number of	Average
	Options	Exercise Price
		$
Outstanding, as of January 1, 2012	17,303,065	4.09
Exercised	(200,116)	1.42
Forfeited	(127,921)	4.96
Replaced by E-House options	(16,975,028)	4.12
Outstanding, as of December 31, 2012	—

Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Information
Summary of selected revenue and expense information for each operating segment

		Real Estate
	Real Estate	Information	Real Estate
	Brokerage	and Consulting	Online	Other
2010	Services	Services	Services	Services	Non-allocated	Total
	$	$	$	$	$	$
Revenues	193,974,388	75,110,282	66,804,671	20,635,786	—	356,525,127
Cost of revenues	(63,836,933)	(3,016,516)	(26,361,391)	(11,631,655)	—	(104,846,495)
Selling, general and administrative expenses	(76,404,465)	(35,214,081)	(54,741,152)	(8,978,057)	(23,087,167)	(198,424,922)
Other operating income	1,937,031	1,802,676	—	341,193	—	4,080,900

Income (loss) from operations	55,670,021	38,682,361	(14,297,872)	367,267	(23,087,167)	57,334,610
Interest income	1,071,039	1,156,337	286,154	114,293	180,008	2,807,831
Other income (expense), net	104,438	557,722	(22,831)	385,759	483,181	1,508,269

Income (loss) before taxes and equity in affiliates	56,845,498	40,396,420	(14,034,549)	867,319	(22,423,978)	61,650,710
Income tax benefit (expense)	(9,653,196)	(2,911,786)	455,815	(587,067)	—	(12,696,234)

Income (loss) before equity in affiliates	47,192,302	37,484,634	(13,578,734)	280,252	(22,423,978)	48,954,476
Loss from equity in affiliates	(2,277)	(271,300)	(5,085)	—	—	(278,662)

Net income (loss)	47,190,025	37,213,334	(13,583,819)	280,252	(22,423,978)	48,675,814

		Real Estate
	Real Estate	Information	Real Estate
	Brokerage	and Consulting	Online	Other
2011	Services	Services	Services	Services	Non-allocated	Total
	$	$	$	$	$	$
Revenues	176,441,032	61,750,112	136,452,384	26,981,453	—	401,624,981
Cost of revenues	(97,481,259)	(6,708,358)	(37,583,296)	(21,271,577)	—	(163,044,490)
Selling, general and administrative expenses	(97,293,397)	(48,176,668)	(101,384,497)	(8,237,382)	(31,595,643)	(286,687,587)
Goodwill Impairment charge	—	—	(417,822,304)	—	—	(417,822,304)
Other operating income	3,222,483	2,349,105	13,937	594,835	—	6,180,360

Income (loss) from operations	(15,111,141)	9,214,191	(420,323,776)	(1,932,671)	(31,595,643)	(459,749,040)
Interest income	697,076	881,539	675,759	93,130	279,415	2,626,919
Other expense, net	(7,765)	(558,711)	(1,025,801)	(1,060,778)	(7,804,156)	(10,457,211)

Income (loss) before taxes and equity in affiliates	(14,421,830)	9,537,019	(420,673,818)	(2,900,319)	(39,120,384)	(467,579,332)
Income tax benefit (expense)	6,940,664	(3,696,794)	305,651	(825,591)	—	2,723,930

Income (loss) before equity in affiliates	(7,481,166)	5,840,225	(420,368,167)	(3,725,910)	(39,120,384)	(464,855,402)
Income (loss) from equity in affiliates	16,297	(94,385)	(9,609)	(77,413)	—	(165,110)

Net income (loss)	(7,464,869)	5,745,840	(420,377,776)	(3,803,323)	(39,120,384)	(465,020,512)

		Real Estate
	Real Estate	Information	Real Estate
	Brokerage	and Consulting	Online	Other
2012	Services	Services	Services	Services	Non-allocated	Total
	$	$	$	$	$	$
Revenues	208,284,503	54,517,612	169,755,893	29,881,360	—	462,439,368
Cost of revenues	(114,667,241)	(10,783,472)	(54,117,692)	(23,602,280)	—	(203,170,685)
Selling, general and administrative expenses	(92,291,838)	(53,977,975)	(146,997,279)	(10,544,345)	(33,062,087)	(336,873,524)
Other operating income	2,982,861	2,481,255	153,340	857,567	—	6,475,023

Income (loss) from operations	4,308,285	(7,762,580)	(31,205,738)	(3,407,698)	(33,062,087)	(71,129,818)
Interest income	425,714	624,817	257,204	55,895	242,832	1,606,462
Other income (expense), net	84,937	(59,136)	(1,979,450)	(446)	1,221,225	(732,870)

Income (loss) before taxes and equity in affiliates	4,818,936	(7,196,899)	(32,927,984)	(3,352,249)	(31,598,030)	(70,256,226)
Income tax benefit (expense)	(4,589,892)	623,227	2,329,338	468,673	—	(1,168,654)

Income (loss) before equity in affiliates	229,044	(6,573,672)	(30,598,646)	(2,883,576)	(31,598,030)	(71,424,880)
Income (loss) from equity in affiliates	195,874	(14,933)	(881)	195,449	—	375,509

Net income (loss)	424,918	(6,588,605)	(30,599,527)	(2,688,127)	(31,598,030)	(71,049,371)

Revenues
Major customers
Schedule of major customers
	Years Ended December 31,
	2010	2011	2012
	$	$	$
Customer A	58,986,246	58,044,764	55,924,621

Accounts receivable
Major customers
Schedule of major customers
	As of December 31,
	2011	2012
	$	$
Customer A	37,117,123	52,949,294

Customer deposits
Major customers
Schedule of major customers
	As of December 31,
	2011	2012
	$	$
Customer B	11,109,490	11,136,720
Customer C	24,000,000	26,000,000
Customer D	20,631,910	20,682,480

Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Balances and Transactions
Schedule of amounts due from related parties
	As of December 31,
	2011	2012
	$	$
Customer and supplier	—	46,067
Other	1,500,941	273,313
Total amounts due from related parties	1,500,941	319,380

Schedule of amounts due to related parties
	As of December 31,
	2011	2012
	$	$
Management	525,000	262,406
Customer and supplier	654,465	3,638,975
Other	595,821	380,449
Total amounts due to related parties	1,775,286	4,281,830

Schedule of revenue from customers who are related parties

	Years Ended December 31,
	2010	2011	2012
	$	$	$
Shanghai Yueshun Real Estate Development Co., Ltd.	7,139	—	—
CRERAT	—	268,380	52,120
SINA	*	*	1,855

*            Indicates SINA was not the related party of the Company before April, 2012.

Schedule of selling, general and administrative expenses recorded by the group
	Years Ended December 31,
	2010	2011	2012
	$	$	$
CRERAT	—	822,249	476,706

Schedule of cost of revenue recorded by the group
	Years Ended December 31,
	2010	2011	2012
	$	$	$
SINA	*	*	5,145,039
* Indicates SINA was not the related party of the Company before April, 2012.
Schedule of accounts receivable from related parties
	As of December 31,
	2011	2012
	$	$
CRERAT	—	46,067
CRERAT	(654,465)	(1,133,357)
SINA	*	(2,505,618)
* Indicates SINA was not the related party of the Company before April, 2012.
Schedule of amounts due from (to) affiliates

	As of December 31,
	2011	2012
	$	$
Shanghai Yueshun Real Estate Development Co., Ltd. (1)	263,026	273,313
Shanghai Jin Yue Real Estate Development Co., Ltd. (2)	(379,519)	(380,449)
Shanghai Shangyou Property Management Co. Ltd. (3)	1,021,613	*

*            Indicates Shanghai Shangyou Property Management Co. Ltd has not been a related party of the Company since July, 2012.

Notes:

(1)             Xin Zhou is a director of the entity. The amount receivable (payable) is the rental cost paid (rental income received) by the Group on behalf of the entity.

(2)             Xin Zhou is a director of the entity. The amount payable is rental expense paid by the entity on behalf of E-Commercial (Shanghai) Real Estate Advisory Co, Ltd.

(3)             Xin Zhou is not legal representative of the entity since July, 2012. As of December 31, 2011, the balance payable was rental prepayment from the entity.

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
Schedule of future minimum lease payments under non-cancelable operating lease agreements
Amount
Year Ended December 31	$
2013	15,826,340
2014	8,399,544
2015	1,574,038
2016	478,732
2017	273,190
Total	26,551,844

Organization and Principal Activities (Details)	12 Months Ended				1 Months Ended
	Dec. 31, 2012 Shanghai Real Estate Sales (Group) Co., Ltd..	Dec. 31, 2012 Shanghai City Rehouse Real Estate Agency Ltd.	Dec. 31, 2012 E-House Real Estate Asset Management Co., Ltd.	Dec. 31, 2012 China Real Estate Information Corporation	Oct. 31, 2009 COHT China Real Estate Information Corporation
Organization and Principal Activities
SINA's equity interest acquired (as a percent)					66.00%
Percentage of Ownership	100.00%	85.00%	51.00%	100.00%

Summary of Principal Accounting Policies (Details)	12 Months Ended
Dec. 31, 2012
Foreign Owned Subsidiaries
Term of loan agreement among shareholders of VIEs	20 years
Shareholder voting right proxy agreement term	20 years
Shareholder voting right proxy agreement extension period	1 year
Shanghai CRIC
Foreign Owned Subsidiaries
Ownership percentage	100.00%
Shanghai SINA Leju
Foreign Owned Subsidiaries
Ownership percentage	100.00%
Shanghai Yi Yue
Foreign Owned Subsidiaries
Ownership percentage	100.00%
Beijing Maiteng
Foreign Owned Subsidiaries
Ownership percentage	90.00%

Summary of Principal Accounting Policies (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial statement balances included in the consolidated financial statements
Cash and cash equivalents	$ 210,841,368	$ 392,005,353	$ 543,817,633	$ 548,061,884
Accounts receivable, net of allowance for doubtful accounts	304,600,710	244,080,865
Other current assets	15,962,657	21,817,629
Amounts due from related parties	319,380	1,500,941
Total current assets	672,606,186	749,502,169
TOTAL ASSETS	1,011,961,518	1,143,698,243
Accounts payable	7,411,735	5,686,183
Accrued payroll and welfare expenses	69,027,516	50,580,838
Income tax payable	56,141,853	45,762,488
Other tax payable	24,864,312	19,251,800
Amounts due to related parties	4,281,830	1,775,286
Liability for exclusive rights, current	16,973,230	13,830,821
Other current liabilities	27,178,988	25,517,200
Total current liabilities	222,283,924	176,097,081
Deferred tax liabilities, non-current	36,925,632	40,108,863
Liability for exclusive rights, non-current	5,918,812	21,408,384
Total liabilities	266,847,569	239,330,241
Financial statement amounts included in the consolidated financial statements
Total revenues	462,439,368	401,624,981	356,525,127
Net loss	(71,049,371)	(465,020,512)	48,675,814
Consolidated VIE's assets that are collateral for the VIEs' obligations	0
Group's VIEs
Financial statement balances included in the consolidated financial statements
Cash and cash equivalents	54,276,035	28,969,993
Accounts receivable, net of allowance for doubtful accounts	88,871,824	64,878,396
Other current assets	22,144,577	18,106,001
Amounts due from related parties	46,067
Total current assets	165,338,503	111,954,390
Total non-current assets	62,413,697	77,442,308
TOTAL ASSETS	227,752,200	189,396,698
Accounts payable	1,826,257	1,843,770
Accrued payroll and welfare expenses	18,834,610	14,530,417
Income tax payable	16,625,365	7,834,965
Other tax payable	8,807,339	5,569,465
Amounts due to related parties	3,161,687	654,465
Liability for exclusive rights, current	16,973,230	13,830,821
Other current liabilities	8,975,274	10,372,839
Total current liabilities	75,203,762	54,636,742
Deferred tax liabilities, non-current	67,651	1,430,257
Liability for exclusive rights, non-current	5,918,812	21,408,384
Total liabilities	81,190,225	77,475,383
Financial statement amounts included in the consolidated financial statements
Total revenues	172,402,066	120,545,936	75,866,765
Net loss	$ (3,212,138)	$ (4,713,667)	$ (392,050)

Summary of Principal Accounting Policies (Details 3) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012 Nonrecurring	Dec. 31, 2010 Nonrecurring	Dec. 31, 2012 Fair value	Dec. 31, 2011 Fair value
Fair value of financial instruments
Goodwill impairment charge	$ 417,822,304	$ 417,822,304
Fair value of asset				0	0
Fair value of liability				0	0
Customer deposits, non-current portion		26,585,537	744,092			694,020	23,509,578
Liability for exclusive rights, non-current		$ 21,408,384	$ 5,918,812			$ 5,918,812	$ 21,408,384

Summary of Principal Accounting Policies (Details 4) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Restricted cash
Restricted cash accounts	$ 2,748,976	$ 2,581,801
Secondary real estate brokerage services
Restricted cash
Restricted cash accounts	2,589,880	1,706,426
Primary real estate agency services
Restricted cash
Restricted cash accounts	$ 159,096	$ 875,375

Summary of Principal Accounting Policies (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Customer deposits
Customer deposits secured by right to purchase units of property in a development project at a prescribed price	$ 33,038,106	$ 11,109,490
Accounts receivable
Allowance for doubtful accounts	35,953,537	14,164,988
Unbilled accounts receivable	246,730,442	182,878,383
Billed accounts receivable	57,870,268	61,202,482
Total	304,600,710	244,080,865
Properties held for sale
Impairment of properties held for sale	$ 0	$ 0	$ 0
Minimum
Investment in affiliates
Ownership interest to represent significant influence (as a percent)	20.00%
Ownership interest to represent more than minor influence for investments in investment funds (as a percent)	3.00%

Summary of Principal Accounting Policies (Details 6)	12 Months Ended
Dec. 31, 2012
Buildings
Property and equipment, net
Estimated useful life	30 years
Furniture, fixtures and equipment
Property and equipment, net
Estimated useful life	5 years
Motor vehicles
Property and equipment, net
Estimated useful life	5 years

Summary of Principal Accounting Policies (Details 7)	12 Months Ended
Dec. 31, 2012
Real estate consulting services | Minimum
Revenue recognition
Contract period	1 month
Real estate consulting services | Maximum
Revenue recognition
Contract period	12 months
Data integration services | Minimum | CRIC
Revenue recognition
Contract period	3 months
Data integration services | Maximum | CRIC
Revenue recognition
Contract period	12 months
Subscriptions | Minimum
Revenue recognition
Contract period	6 months
Subscriptions | Maximum
Revenue recognition
Contract period	12 months
Real estate advertising design services | Minimum
Revenue recognition
Contract period	3 months
Real estate advertising design services | Maximum
Revenue recognition
Contract period	12 months

Summary of Principal Accounting Policies (Details 8) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Advertising expenses
Advertising expenses	$ 51,936,863	$ 31,146,070	$ 18,785,709
Foreign currency translation
Exchange loss	379,530	1,051,883	1,453,940
Government subsidies
Cash subsidies	6,475,023	6,180,360	4,080,900
Allowance for doubtful accounts for accounts receivable, unbilled accounts receivable and customer deposits
Movement of the allowance for doubtful accounts for accounts receivable and customer deposits
Balance at the beginning of the period	14,811,322	18,836,275	13,799,920
Provisions for doubtful accounts	27,297,288	9,513,951	5,623,888
Write offs	(5,633,500)	(14,380,877)	(1,084,209)
Changes due to foreign exchange	62,707	841,973	496,676
Balance at the end of the period	$ 36,537,817	$ 14,811,322	$ 18,836,275

Summary of Principal Accounting Policies (Details 9) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings per share
Net income (loss) attributable to E-House ordinary shareholders basic	$ (56,971,404)	$ (270,357,081)	$ 36,154,393
Decrease of income from CRIC			(278,491)
Net income (loss) attributable to E-House ordinary shareholders diluted	(56,971,404)	(270,357,081)	35,875,902
Weighted average ordinary shares outstanding	106,159,388	79,769,823	80,287,171
Share options and restricted shares			1,015,451
Weighted average number of ordinary shares outstanding diluted	106,159,388	79,769,823	81,302,622
Basic earnings (loss) per share	$ (0.54)	$ (3.39)	$ 0.45
Diluted earnings (loss) per share	$ (0.54)	$ (3.39)	$ 0.44
Diluted earnings (loss) per share that does not include instruments whose inclusion would be anti-dilutive
Share options and restricted shares excluded from computation of diluted earnings (loss) per share as their inclusion would have been anti-dilutive (in shares)	14,660,788	3,345,726
Non-controlling interest
Non-controlling interest in CRIC included in the Company's consolidated balance sheets	6,188,582	271,006,234
Net income (loss) allocated to CRIC	(14,077,967)	(194,663,431)	12,521,421
Effects of changes in E-House's ownership interest in CRIC on equity attributable to E-House
Net income (loss) attributable to E-House	(56,971,404)	(270,357,081)	36,154,393
CRIC
Earnings per share
Net income (loss) attributable to E-House ordinary shareholders basic	(56,971,404)	(270,357,081)	36,154,393
Non-controlling interest
Ownership interest retained by E-House (as a percent)		54.12%
Non-controlling interest in CRIC included in the Company's consolidated balance sheets		268,136,200
Net income (loss) allocated to CRIC	(13,547,386)	(190,696,283)	12,271,520
Effects of changes in E-House's ownership interest in CRIC on equity attributable to E-House
Net income (loss) attributable to E-House	(56,971,404)	(270,357,081)	36,154,393
Transfers to the non-controlling interest:
Decrease in E-House's additional paid-in capital for purchase of 1,384,420, 4,206,600 and 64,642,647 CRIC common shares for the years ended December 31, 2010, 2011 and 2012 respectively	(149,461,182)	(120,820)	(3,614,582)
Purchase of common shares to effect changes in E-house's ownership interest	64,642,647	4,206,600	1,384,420
Decrease in E-House's additional paid-in capital for the exercise of CRIC's options and the vesting of CRIC's restricted shares	(332,951)	(2,353,082)	(1,995,625)
Net transfers to non-controlling interest	(149,794,133)	(2,473,902)	(5,610,207)
Change from net income attributable to E-House and transfers (to) from non-controlling interest	$ (206,765,537)	$ (272,830,983)	$ 30,544,186

Properties Held for Sale (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 property	Dec. 31, 2011 property	Dec. 31, 2010 property
Properties Held for Sale
Number of properties obtained in settlement of accounts receivable	6	5	13
Properties held for sale obtained in settlement of accounts receivable	$ 970,625	$ 1,479,405	$ 2,091,056
Gain (loss) from sale of properties held for sale	45,936	417,610	1,348,003
Carrying amount of properties held for sale	611,892	1,287,157
Properties held for sale transferred to property and equipment	$ 1,281,008	$ 2,546,721
Residential properties
Properties Held for Sale
Number of properties held for sale	2	3
Commercial properties
Properties Held for Sale
Number of properties held for sale		2

Investment in Affiliates (Details)	12 Months Ended			1 Months Ended		12 Months Ended				1 Months Ended		12 Months Ended		1 Months Ended					12 Months Ended		1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jan. 31, 2010 Shanghai Yidezeng Equity Investment Center	Jul. 31, 2012 Shengyuan Center item	Dec. 31, 2011 Shengyuan Center USD ($)	Dec. 31, 2010 Shengyuan Center USD ($)	Jan. 31, 2010 Shengyuan Center	Jan. 31, 2010 Shengyuan Center Xin Zhou	Aug. 31, 2010 CRERAT USD ($)	Jul. 31, 2012 Star Capital item	Dec. 31, 2011 Star Capital USD ($)	Dec. 31, 2011 Star Capital CNY	Jan. 31, 2013 Wuling Center USD ($)	Nov. 30, 2012 Wuling Center USD ($)	Jul. 31, 2012 Wuling Center item	May 31, 2012 Wuling Center USD ($)	May 31, 2012 Wuling Center CNY	Dec. 31, 2012 Wuling Center USD ($)	Dec. 31, 2012 Wuling Center CNY	May 31, 2012 Wuling Center Xin Zhou USD ($)	May 31, 2012 Wuling Center Xin Zhou CNY	May 31, 2012 Shanghai Yidezhen Equity Investment Center
Investment in affiliates
Cash contribution made	$ 2,161,001	$ 21,567,027	$ 9,878,053			$ 5,200,000	$ 4,800,000			$ 4,669,376		$ 15,700,000	100,000,000	$ 500,000	$ 2,400,000
Ownership interest held (as a percent)								13.00%	8.00%	51.00%		3.76%	3.76%
Equity interest held by third parties (as a percent)										49.00%
Investment commitment																	9,500,000	60,000,000	9,500,000	60,000,000	7,200,000	45,000,000
Purchase price allocation
Ownership interest (as a percent)				51.00%																			51.00%
Percentage of vote of limited partners vote required to remove general partner without cause								50.00%								50.00%
Maximum guaranteed profits to CRERA and CREA										$ 18,119,520
Term of joint venture										8 years
Number of quarters in arrears income (loss) from equity method investment is recorded					1						1					1

Acquisitions of Subsidiaries (Details) (CRIC, USD $)	0 Months Ended	12 Months Ended
	Apr. 20, 2012	Dec. 31, 2012
CRIC
Purchase price was allocated as follows:
Number of ADS shares to be issued for each share of acquiree	0.6
Cash paid for each share of acquiree	$ 1.75
Consideration in cash	$ 113,124,632
Consideration in shares	38,785,588
Total consideration
Cash	113,124,632
Fair value of E-House ordinary shares issued	252,106,323
Replacement of CRIC share options	31,897,646
Total consideration	397,128,601
E-House replacement share options and restricted shares issued in connection with the Merger	54,787,620
Purchase price allocation
Non-controlling interest	254,656,627
Accumulated other comprehensive income	(6,989,208)
Additional paid-in capital	149,461,182
Total consideration	397,128,601
Gain or loss recognized in consolidated net income		0
Gain or loss recognized in comprehensive income		$ 0

Acquisitions of Subsidiaries (Details 2) (Firmway, USD $)	1 Months Ended
Mar. 31, 2011
Purchase price was allocated as follows:
Term of lease	20 years
Allocated Value
Cash	$ 1,731,778
Amount due from related parties	1,189,679
Prepaid rent	3,815,608
Liabilities assumed	(1,927)
Goodwill	1,316,215
Deferred tax liabilities	(1,316,215)
Total consideration	12,000,000
Amortization Period of prepaid rent	20 years
Favorable lease term
Allocated Value
Intangible assets acquired:	$ 5,264,862
Amortization Period	20 years

Acquisitions of Subsidiaries (Details 3) (USD $)	1 Months Ended
Aug. 31, 2011
Non-compete agreements | Beijing Advertisement
Allocated Value
Amortization Period	2 years 7 months 6 days
Beijing Jiahua
Allocated Value
Liabilities assumed	(468)
Goodwill	9,541,048
Deferred tax liabilities	(1,065,320)
Total consideration	12,815,317
Cash consideration	9,416,363
Total tangible assets acquired	78,775
Beijing Jiahua | Beijing Advertisement
Allocated Value
Percentage of subsidiary equity interest as consideration	16.00%
Fair value of equity interest	3,398,954
Beijing Jiahua | Customer relationship
Allocated Value
Intangible assets acquired:	3,307,686
Amortization Period	7 years 3 months 18 days
Beijing Jiahua | Non-compete agreements
Allocated Value
Intangible assets acquired:	953,596
Amortization Period	2 years 7 months 6 days

Acquisitions of Subsidiaries (Details 4) (USD $)	1 Months Ended
Aug. 31, 2011
Non-compete agreements | Beijing Advertisement
Allocated Value
Amortization Period	2 years 7 months 6 days
Beijing Shangtuo
Allocated Value
Liabilities assumed	(928)
Goodwill	3,075,575
Deferred tax liabilities	(349,337)
Total consideration	4,201,485
Cash consideration	3,139,312
Total tangible assets acquired	78,827
Beijing Shangtuo | Beijing Advertisement
Allocated Value
Percentage of subsidiary equity interest as consideration	5.00%
Fair value of equity interest	1,062,173
Beijing Shangtuo | Customer relationship
Allocated Value
Intangible assets acquired:	983,494
Amortization Period	7 years 3 months 18 days
Beijing Shangtuo | Non-compete agreements
Allocated Value
Intangible assets acquired:	413,854

Property and Equipment, Net (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property and Equipment, Net
Property and equipment, gross	$ 68,480,879	$ 49,129,106
Accumulated depreciation	(27,070,874)	(21,152,883)
Property and equipment, net	41,410,005	27,976,223
Depreciation expenses	8,684,626	6,994,115	5,047,281
Leasehold improvements
Property and Equipment, Net
Property and equipment, gross	16,472,995	15,982,349
Buildings
Property and Equipment, Net
Property and equipment, gross	22,480,129	6,388,288
Furniture, fixtures and equipment
Property and Equipment, Net
Property and equipment, gross	22,373,236	19,844,348
Motor vehicles
Property and Equipment, Net
Property and equipment, gross	$ 7,154,519	$ 6,914,121

Intangible Assets, Net (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets, Net
Intangible assets subject to amortization, gross	$ 268,870,363	$ 268,241,580
Intangible assets subject to amortization, net	174,282,245	212,506,096
Total intangible assets, net	175,041,367	213,263,362
Amortization amount	1,882,804	891,441
Amortization expense	38,701,651	28,864,727	21,341,362
Amortization expense expected to be recorded
2013	38,482,390
2014	30,888,049
2015	21,450,113
2016	21,115,227
2017	20,827,753
Advertising agency agreement with SINA
Intangible Assets, Net
Intangible assets subject to amortization, gross	106,790,000	106,790,000
Less: Accumulated amortization	(34,026,224)	(23,556,616)
License agreements with SINA
Intangible Assets, Net
Intangible assets subject to amortization, gross	80,660,000	80,660,000
Less: Accumulated amortization	(26,214,500)	(18,148,500)
Exclusive rights with Baidu
Intangible Assets, Net
Intangible assets subject to amortization, gross	43,955,466	43,847,992
Less: Accumulated amortization	(20,632,977)	(5,926,487)
Purchase price of intangible assets		47,612,100
Fair value of intangible assets	43,847,992
Difference between fair value and principal amount	3,764,108
Payment to acquire exclusive rights	14,249,180	9,435,994	0
Customer relationship
Intangible Assets, Net
Intangible assets subject to amortization, gross	11,781,636	11,771,028
Less: Accumulated amortization	(4,359,757)	(2,256,989)
Database license
Intangible Assets, Net
Intangible assets subject to amortization, gross	8,300,000	8,300,000
Less: Accumulated amortization	(3,173,531)	(2,197,060)
Favorable lease term
Intangible Assets, Net
Intangible assets subject to amortization, gross	7,692,972	7,692,972
Less: Accumulated amortization	(455,271)	(333,867)
Computer software licenses
Intangible Assets, Net
Intangible assets subject to amortization, gross	5,447,113	4,941,947
Less: Accumulated amortization	(2,804,503)	(1,686,246)
Non-compete agreements
Intangible Assets, Net
Intangible assets subject to amortization, gross	3,374,566	3,370,919
Less: Accumulated amortization	(2,144,778)	(1,250,708)
Customer contracts
Intangible Assets, Net
Intangible assets subject to amortization, gross	772,092	770,204
Less: Accumulated amortization	(761,504)	(373,381)
Domain name
Intangible Assets, Net
Intangible assets subject to amortization, gross	96,518	96,518
Less: Accumulated amortization	(15,073)	(5,630)
Trademark
Intangible Assets, Net
Intangible assets not subject to amortization	$ 759,122	$ 757,266

Goodwill (Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011
Goodwill
Balance at the beginning of the period		$ 49,328,352	$ 453,139,720
Goodwill recognized upon acquisition			14,456,095
Disposal of subsidiaries			(666,257)
Exchange rate translation		72,387	221,098
Gross Goodwill			467,150,656
Accumulated impairment			(417,822,304)
Balance at the end of the period		49,400,739	49,328,352
Impairment of goodwill
Discount rate (as a percent)		16.50%
Terminal growth rate (as a percent)		2.00%
Goodwill impairment charge	417,822,304		417,822,304
CRIC
Impairment of goodwill
Decline in stock price experienced by CRIC (as a percent)	31.00%
Real Estate Brokerage Services
Goodwill
Balance at the beginning of the period		3,509,326	2,840,273
Goodwill recognized upon acquisition			523,257
Exchange rate translation		8,422	145,796
Gross Goodwill			3,509,326
Balance at the end of the period		3,517,748	3,509,326
Real Estate Information and Consulting Services
Goodwill
Balance at the beginning of the period			4,350,789
Goodwill recognized upon acquisition			1,316,215
Gross Goodwill			5,667,004
Balance at the end of the period		5,667,004	5,667,004
Real Estate Online Services
Goodwill
Balance at the beginning of the period		40,152,022	445,282,401
Goodwill recognized upon acquisition			12,616,623
Exchange rate translation		63,965	75,302
Gross Goodwill			457,974,326
Accumulated impairment			(417,822,304)
Balance at the end of the period		40,215,987	40,152,022
Impairment of goodwill
Goodwill impairment charge			417,822,304
Other Services
Goodwill
Balance at the beginning of the period			666,257
Disposal of subsidiaries			$ (666,257)

Repurchase of Shares (Details) (USD $)	1 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Repurchase of shares		$ 1,569,815	$ 20,071,589
ADS
Period within which the entity is authorized to repurchase shares	1 year
Aggregate value of shares authorized to be repurchased	50,000,000
Repurchase of shares		371,141	2,399,000
Repurchase of shares		1,569,815	20,071,589
Excess of purchase price over par value		1,569,444	20,069,191
ADS | CRIC
Period within which the entity is authorized to repurchase shares			1 year
Aggregate value of shares authorized to be repurchased			50,000,000
Repurchase of shares			4,206,600
Repurchase of shares			29,862,792
Additional Paid-in Capital
Repurchase of shares		1,569,444	8,915,855
Additional Paid-in Capital | CRIC
Excess of purchase price over par value			120,820
Retained earnings
Repurchase of shares			11,153,336
Retained earnings | CRIC
Excess of purchase price over par value			166,092
Non-controlling Interest | CRIC
Excess of purchase price over par value			$ 29,575,880

Dividends (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Dividends
Cash dividend	$ 11,866,670	$ 20,209,842	$ 20,081,057
Ordinary Shares
Dividends
Cash dividend approved by the board of directors (in dollars per share)	$ 0.15	$ 0.25	$ 0.25
ADS shares
Dividends
Cash dividend approved by the board of directors (in dollars per share)	$ 0.15	$ 0.25	$ 0.25

Other Income (Loss), Net (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Income (Loss), Net
Gains on marketable securities, realized portion	$ 734,904
Gains (loss) on marketable securities, unrealized portion	804,621	(8,598,962)	679,626
Recognize (reverse) reimbursement income from depository agent	(55,997)	721,813	542,056
Gain from sale of properties held for sale	45,936	417,610	1,348,003
Gain from bargain purchase			392,524
Foreign exchange loss	(379,530)	(1,051,883)	(1,453,940)
Loss from disposal of subsidiaries		(1,054,348)
Amortized discounts related to liability for exclusive rights with Baidu	(1,882,804)	(891,441)
Total other income (loss)	$ (732,870)	$ (10,457,211)	$ 1,508,269

Income Tax (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income (loss) Before Income Taxes:
Income (loss) before taxes and equity in affiliates	$ (70,256,226)	$ (467,579,332)	$ 61,650,710
Current Tax
Current Tax	16,813,520	17,315,158	20,666,134
Deferred Tax
Deferred taxes	(15,644,866)	(20,039,088)	(7,969,900)
Income tax expense (gain)	1,168,654	(2,723,930)	12,696,234
PRC
Income (loss) Before Income Taxes:
Income (loss) before taxes and equity in affiliates	(32,340,085)	(3,029,769)	78,382,049
Current Tax
Current Tax	16,813,520	17,257,121	18,153,060
Deferred Tax
Deferred taxes	(15,644,866)	(20,039,088)	(7,969,900)
Other
Income (loss) Before Income Taxes:
Income (loss) before taxes and equity in affiliates	(37,916,141)	(464,549,563)	(16,731,339)
Current Tax
Current Tax		$ 58,037	$ 2,513,074

Income Tax (Details 2) (USD $)	12 Months Ended			1 Months Ended		12 Months Ended	36 Months Ended	3 Months Ended	36 Months Ended	12 Months Ended	36 Months Ended	12 Months Ended	24 Months Ended	1 Months Ended	36 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2008 China	Dec. 31, 2007 China	Dec. 31, 2007 China	Dec. 31, 2010 China Shanghai CRIC High and new technology enterprise	Jun. 30, 2010 China Shanghai CRIC Software enterprise	Dec. 31, 2012 China Shanghai CRIC Software enterprise	Dec. 31, 2012 China Shanxi E-House Real Estate Investment Consultant Co., Ltd.	Dec. 31, 2010 China Shanxi E-House Real Estate Investment Consultant Co., Ltd.	Dec. 31, 2012 China Chengdu Western Real Estate Investment Consultant Co., Ltd.	Dec. 31, 2010 China Chengdu Western Real Estate Investment Consultant Co., Ltd.	Feb. 28, 2009 China Shanghai SINA Leju Software enterprise	Dec. 31, 2012 China Shanghai SINA Leju Software enterprise	Dec. 31, 2016 China Shanghai Fangxin information technology Co., Ltd. Software enterprise	Dec. 31, 2012 China Chongqing E-House Western Real Estate Investment Consultant Co., Ltd.	Dec. 31, 2012 Hong Kong	Dec. 31, 2012 Macau Minimum	Dec. 31, 2012 Macau Maximum
Income Tax
Income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%						25.00%		25.00%
Preferential income tax rate (as a percent)					15.00%		15.00%		12.50%		15.00%		15.00%		12.50%	12.50%	15.00%	16.50%
Income tax rate under graduated rate schedule for 2008 (as a percent)						18.00%
Income tax rate under graduated rate schedule for 2009 (as a percent)						20.00%
Income tax rate under graduated rate schedule for 2010 (as a percent)						22.00%
Income tax rate under graduated rate schedule for 2011 (as a percent)						24.00%
Income tax rate under graduated rate schedule for 2012 and thereafter (as a percent)						25.00%
Percentage of tax reduction									50.00%					50.00%		50.00%
Tax refund received								$ 4,286,591
Progressive tax rate (as a percent)																			0.00%	12.00%

Income Tax (Details 3)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)
Income Tax
Period of statute of limitation years if the underpayment of taxes is due to computational errors	3 years	3 years
Period of statute of limitation extended under special circumstances	5 years	5 years
Minimum amount of underpayment of tax liability considered for special circumstances	$ 15,910	100,000
Period of statute of limitation in case of transfer pricing related adjustment	10 years	10 years
Deferred tax assets:
Accrued salary expenses	16,586,026		11,798,451
Bad debt provision	8,201,901		3,128,545
Net operating loss carry forwards	24,008,244		19,845,104
Advertising expenses temporarily non-deductible	9,415,848		4,345,753
Other	312,952		202,734
Gross deferred tax assets	58,524,971		39,320,587
Valuation allowance	(7,324,717)		(689,076)	(183,392)
Total deferred tax assets	51,200,254		38,631,511
Analysis as:
Current	41,212,042		22,077,959
Non-current	9,988,212		16,553,552
Deferred tax liabilities:
Amortization of intangible and other assets	36,925,632		40,108,863
Total deferred tax liabilities	36,925,632		40,108,863
Analysis as:
Non-current	36,925,632		40,108,863
Movement of the valuation allowance
Balance at the beginning of the period	689,076		183,392	157,085
Additions	6,625,864		484,262	21,110
Changes due to foreign exchange	9,777		21,422	5,197
Balance at the end of the period	$ 7,324,717		$ 689,076	$ 183,392

Income Tax (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation between the provision for income tax computed by applying the statutory tax rate to income before income taxes and the actual provision for income taxes
PRC income tax rate (as a percent)	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes (as a percent)	(14.86%)	(24.26%)	12.10%
Effect of tax preference (as a percent)	(1.91%)	0.72%	(9.25%)
Effect of different tax rate of subsidiary operation in other jurisdiction (as a percent)	(2.14%)	(0.83%)	(0.34%)
Tax refund (as a percent)	1.18%		(6.95%)
Valuation allowance movement (as a percent)	(9.48%)	(0.10%)	0.03%
Other (as a percent)	0.55%	0.05%
Effective income tax rate (as a percent)	(1.66%)	0.58%	20.59%
Aggregate amount and per share effect of the tax holiday
The aggregate dollar effect	$ (1,336,133)	$ 3,046,393	$ 9,530,020
Per share effect basic	$ (0.01)	$ 0.04	$ 0.12
Per share effect diluted	$ (0.01)	$ 0.04	$ 0.12
Undistributed earnings of PRC subsidiaries	294,200,000
Provision for PRC dividend withholding tax	0
Tax losses carry forward	$ 97,503,509	$ 79,830,416

Share-Based Compensation (Details) (USD $)	1 Months Ended		12 Months Ended				0 Months Ended			12 Months Ended					1 Months Ended	12 Months Ended						0 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended
	Nov. 30, 2012 E-House Plan	Oct. 31, 2010 E-House Plan	Dec. 31, 2006 E-House Plan	Dec. 31, 2012 E-House Plan Share Options:	Dec. 31, 2011 E-House Plan Share Options:	Dec. 31, 2010 E-House Plan Share Options:	May 09, 2012 E-House Plan Share Options: Directors item	May 29, 2012 E-House Plan Share Options: Employees item	Apr. 20, 2012 E-House Plan E-House Replacement Options	Dec. 31, 2012 E-House Plan E-House Replacement Options	Dec. 31, 2012 E-House Plan Restricted Shares:	Dec. 31, 2011 E-House Plan Restricted Shares:	Dec. 31, 2010 E-House Plan Restricted Shares:	Dec. 31, 2012 E-House Plan E-House Replacement Restricted Shares	Sep. 30, 2008 CRIC Plan Maximum	Dec. 31, 2012 CRIC Plan Share Options:	Dec. 31, 2011 CRIC Plan Share Options:	Dec. 31, 2010 CRIC Plan Share Options:	Dec. 31, 2011 CRIC Plan Share Options: Group's employees	Dec. 31, 2011 CRIC Plan Share Options: Minimum	Dec. 31, 2011 CRIC Plan Share Options: Maximum	Apr. 20, 2012 CRIC Plan CRIC Replaced Options	Dec. 31, 2012 CRIC Plan CRIC Replaced Options	Dec. 31, 2012 CRIC Plan Restricted Shares:	Dec. 31, 2011 CRIC Plan Restricted Shares:	Dec. 31, 2010 CRIC Plan Restricted Shares:	Dec. 31, 2012 CRIC Plan CRIC Replaced Restricted Shares	Oct. 31, 2009 Options Replacement Program Replacement Options	Dec. 31, 2012 Options Replacement Program Replacement Options	Dec. 31, 2011 Options Replacement Program Replacement Options	Dec. 31, 2010 Options Replacement Program Replacement Options	Oct. 31, 2009 Options Replacement Program Replaced Options
Share-Based Compensation
Number of shares authorized			3,636,364
Number of shares that may be issued as a percentage of total outstanding shares			5.00%												15.00%
Compensation expense				$ 17,157,015	$ 2,903,861	$ 4,157,992					$ 9,348,941	$ 10,668,117	$ 5,403,940			$ 5,781,658	$ 11,740,056	$ 8,584,355						$ 54,688	$ 180,322	$ 180,322			$ 2,751,114	$ 6,348,283	$ 8,679,164
Award vesting period			3 years	3 years							3 years									2 years	3 years
Additional number of shares authorized	1,273,000	4,013,619
Expiration period				10 years													10 years
Options granted for purchase of shares				0	1,994,000	0													8,361,000
Options granted for purchase of shares																16,975,028						16,975,028
Granted (in shares)											1,273,000	28,000	972,000	77,875
Forfeited (in shares)											(71,844)																87,500
Exercise price of shares granted (in dollars per share)					$ 5.31					$ 4.63
Exercise price of shares granted after reduction (in dollars per share)								$ 5.34
Exercise price of shares granted, low end of the range (in dollars per share)								$ 6.75	$ 0.72					$ 3.38			$ 3.75					$ 0.64					$ 3
Exercise price of shares granted, high end of the range (in dollars per share)								$ 8.99	$ 8.99					$ 6.75			$ 7.02					$ 8					$ 6
Incremental compensation cost of the vested options replaced								1,811,935	289,930					0
Number of employees holding options for which exercise price is reduced							3	394
Number of replacement options exchanged with replaced options granted (in shares)									15,107,745																			3,609,000
Fair value of options held by SINA employees attributable to services prior to the replacement date																												6,777,964
Fair value of options held by COHT employees attributable to services prior to the replacement date																												8,182,832
Fair value of options held by COHT employees attributable to services after the replacement date																												27,720,433
Requisite service period over which amount is expected to be recognized																												3 years 3 months 18 days
Assumptions used in the binomial model
Average risk-free rate of return (as a percent)				2.78%	2.54%					2.62%				2.43%			3.22%						2.62%				2.43%
Contractual life of option				8 years 7 days	10 years					7 years 6 months 11 days				10 months 6 days			10 years						7 years 6 months 11 days				10 months 6 days
Average estimated volatility rate (as a percent)				62.23%	77.02%					50.42%				50.42%			70.35%						54.21%				54.21%
Average dividend yield (as a percent)				2.45%	4.11%					2.03%				2.03%			0.00%
Additional disclosure
Weighted-average grant-date fair value of options granted (in dollars per share)																	$ 3.16
Weighted-average grant-date fair value of options granted (in dollars per share)					$ 3.31
Compensation expense				17,157,015	2,903,861	4,157,992					9,348,941	10,668,117	5,403,940			5,781,658	11,740,056	8,584,355						54,688	180,322	180,322			2,751,114	6,348,283	8,679,164
Replacement Date fair value of options (in dollars per share)																												$ 11.44				$ 10.64
Total intrinsic value of options exercised				$ 436,259	$ 422,455	$ 5,177,687										$ 750,115	$ 2,954,839	$ 5,167,543
Total number of options previously granted subject to modification (in shares)							396,050	4,211,879

Share-Based Compensation (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
E-House Plan | Share Options:
Number of options
Outstanding at the beginning of the period (in shares)	3,332,074
Exercised (in shares)	(194,721)	(81,495)	(301,192)
Forfeited (in shares)	(325,504)
Outstanding at the end of the period (in shares)	17,919,594	3,332,074
Vested and expected to vest at the end of the period (in shares)	17,719,530
Exercisable at the end of the period (in shares)	11,629,919
Weighted Average exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 5.34
Granted (in dollars per share)		$ 5.31
Exercised (in dollars per share)	$ 2.88
Forfeited (in dollars per share)	$ 5.01
Outstanding at the end of the period (in dollars per share)	$ 4.15	$ 5.34
Vested and expected to vest at the end of the period (in dollars per share)	$ 4.15
Exercisable at the end of the period (in dollars per share)	$ 3.93
Weighted average remaining contractual term
Outstanding at the end of the period	6 years 10 months 6 days
Vested and expected to vest at the end of the period	6 years 9 months 29 days
Exercisable at the end of the period	6 years 1 month 6 days
Aggregate Intrinsic value of options
Exercisable at the end of the period	$ 1,977,086
Additional disclosure
Total unrecognized compensation expense	$ 18,949,198
Weighted average period over which cost is expected to be recognized	1 year 5 months 16 days
E-House Plan | E-House Replacement Options
Number of options
Granted (in shares)	15,107,745
Weighted Average exercise Price
Granted (in dollars per share)	$ 4.63
CRIC Plan | Share Options:
Number of options
Outstanding at the beginning of the period (in shares)	17,303,065
Exercised (in shares)	(200,116)
Forfeited (in shares)	(127,921)
Replaced by E-House options	(16,975,028)
Weighted Average exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 4.09
Exercised (in dollars per share)	$ 1.42
Forfeited (in dollars per share)	$ 4.96
Replaced by E-House options (in dollars per share)	$ 4.12

Share-Based Compensation (Details 3) (USD $)	12 Months Ended									1 Months Ended	12 Months Ended
	Dec. 31, 2006 E-House Plan	Dec. 31, 2012 E-House Plan Restricted Shares:	Dec. 31, 2011 E-House Plan Restricted Shares:	Dec. 31, 2010 E-House Plan Restricted Shares:	Dec. 31, 2012 E-House Plan E-House Replacement Restricted Shares	Dec. 31, 2012 CRIC Plan Restricted Shares:	Dec. 31, 2011 CRIC Plan Restricted Shares:	Dec. 31, 2010 CRIC Plan Restricted Shares:	Dec. 31, 2012 CRIC Plan CRIC Replaced Restricted Shares	Aug. 31, 2011 Equity compensation arrangement with senior managers of Beijing Advertisement manager	Dec. 31, 2012 Equity compensation arrangement with senior managers of Beijing Advertisement	Dec. 31, 2011 Equity compensation arrangement with senior managers of Beijing Advertisement
Summary of restricted share activity
Award vesting period	3 years	3 years
Unvested at the beginning of the period (in shares)		919,096				150,000
Granted (in shares)		1,273,000	28,000	972,000	77,875
Vested (in shares)		(567,489)				(62,500)
Forfeited (in shares)		(71,844)							87,500
Replaced by E-House restricted shares						(87,500)
Unvested at the end of the period (in shares)		1,630,638	919,096				150,000
Weighted average grant-date fair value
Unvested at the beginning of the period (in dollars per share)		$ 15.56				$ 2.59
Granted (in dollars per share)		$ 3.43			$ 3.47
Vested (in dollars per share)		$ 16.08				$ 2.08
Forfeited (in dollars per share)		$ 15.81
Replaced by E-House restricted shares (in dollars per share)						$ 2.95
Unvested at the end of the period (in dollars per share)		$ 5.32	$ 15.56				$ 2.59
Additional disclosure
Total fair value of restricted shares vested		$ 9,127,103	$ 10,219,188	$ 5,782,457		$ 130,000	$ 194,196	$ 194,196
Total unrecognized compensation expense		7,485,479									0
Weighted average period over which cost is expected to be recognized		1 year 10 months 24 days
Compensation expense		9,348,941	10,668,117	5,403,940		54,688	180,322	180,322			563,109	182,918
Number of senior managers in equity compensation arrangement										3
Equity interest granted (as a percent)										3.50%
Service period										16 months
Fair value of equity interest granted										$ 731,676

Employee Benefit Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Benefit Plans
Contribution to employee benefit plans	$ 40,724,902	$ 33,021,394	$ 18,269,190

Distribution of Profits (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Distribution of Profits
Minimum percentage of after-tax profits of PRC subsidiaries and VIEs set aside to fund a statutory reserve	10.00%
Statutory reserve as a percentage of registered capital up to which after-tax profit of PRC subsidiaries and VIEs shall be transferred to statutory reserve	50.00%
Statutory reserve fund	$ 28,560,250	$ 26,481,989	$ 21,938,303
Restricted portion of net assets, including general reserve and registered capital of PRC subsidiaries and VIEs	160,336,452	153,138,430
Restricted portion of net assets attributed to general reserve and registered capital	$ 8,027,725	$ 4,820,190

Segment Information (Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2012 segment	Dec. 31, 2011 segment	Dec. 31, 2010 segment
Segment Information
Number of operating segments		5	7	7
Segment Information
Revenues		$ 462,439,368	$ 401,624,981	$ 356,525,127
Cost of revenues		(203,170,685)	(163,044,490)	(104,846,495)
Selling, general and administrative expenses		(336,873,524)	(286,687,587)	(198,424,922)
Goodwill impairment charge	(417,822,304)		(417,822,304)
Other operating income		6,475,023	6,180,360	4,080,900
Income (loss) from operations		(71,129,818)	(459,749,040)	57,334,610
Interest income		1,606,462	2,626,919	2,807,831
Other income (expense), net		(732,870)	(10,457,211)	1,508,269
Income (loss) before taxes and equity in affiliates		(70,256,226)	(467,579,332)	61,650,710
Income tax (expense) benefit		(1,168,654)	2,723,930	(12,696,234)
Income (loss) before equity in affiliates		(71,424,880)	(464,855,402)	48,954,476
Income (loss) from equity in affiliates		375,509	(165,110)	(278,662)
Net income (loss)		(71,049,371)	(465,020,512)	48,675,814
Real Estate Brokerage Services
Segment Information
Revenues		208,284,503	176,441,032	193,974,388
Cost of revenues		(114,667,241)	(97,481,259)	(63,836,933)
Selling, general and administrative expenses		(92,291,838)	(97,293,397)	(76,404,465)
Other operating income		2,982,861	3,222,483	1,937,031
Income (loss) from operations		4,308,285	(15,111,141)	55,670,021
Interest income		425,714	697,076	1,071,039
Other income (expense), net		84,937	(7,765)	104,438
Income (loss) before taxes and equity in affiliates		4,818,936	(14,421,830)	56,845,498
Income tax (expense) benefit		(4,589,892)	6,940,664	(9,653,196)
Income (loss) before equity in affiliates		229,044	(7,481,166)	47,192,302
Income (loss) from equity in affiliates		195,874	16,297	(2,277)
Net income (loss)		424,918	(7,464,869)	47,190,025
Real Estate Information and Consulting Services
Segment Information
Revenues		54,517,612	61,750,112	75,110,282
Cost of revenues		(10,783,472)	(6,708,358)	(3,016,516)
Selling, general and administrative expenses		(53,977,975)	(48,176,668)	(35,214,081)
Other operating income		2,481,255	2,349,105	1,802,676
Income (loss) from operations		(7,762,580)	9,214,191	38,682,361
Interest income		624,817	881,539	1,156,337
Other income (expense), net		(59,136)	(558,711)	557,722
Income (loss) before taxes and equity in affiliates		(7,196,899)	9,537,019	40,396,420
Income tax (expense) benefit		623,227	(3,696,794)	(2,911,786)
Income (loss) before equity in affiliates		(6,573,672)	5,840,225	37,484,634
Income (loss) from equity in affiliates		(14,933)	(94,385)	(271,300)
Net income (loss)		(6,588,605)	5,745,840	37,213,334
Real Estate Online Services
Segment Information
Revenues		169,755,893	136,452,384	66,804,671
Cost of revenues		(54,117,692)	(37,583,296)	(26,361,391)
Selling, general and administrative expenses		(146,997,279)	(101,384,497)	(54,741,152)
Goodwill impairment charge			(417,822,304)
Other operating income		153,340	13,937
Income (loss) from operations		(31,205,738)	(420,323,776)	(14,297,872)
Interest income		257,204	675,759	286,154
Other income (expense), net		(1,979,450)	(1,025,801)	(22,831)
Income (loss) before taxes and equity in affiliates		(32,927,984)	(420,673,818)	(14,034,549)
Income tax (expense) benefit		2,329,338	305,651	455,815
Income (loss) before equity in affiliates		(30,598,646)	(420,368,167)	(13,578,734)
Income (loss) from equity in affiliates		(881)	(9,609)	(5,085)
Net income (loss)		(30,599,527)	(420,377,776)	(13,583,819)
Other Services
Segment Information
Revenues		29,881,360	26,981,453	20,635,786
Cost of revenues		(23,602,280)	(21,271,577)	(11,631,655)
Selling, general and administrative expenses		(10,544,345)	(8,237,382)	(8,978,057)
Other operating income		857,567	594,835	341,193
Income (loss) from operations		(3,407,698)	(1,932,671)	367,267
Interest income		55,895	93,130	114,293
Other income (expense), net		(446)	(1,060,778)	385,759
Income (loss) before taxes and equity in affiliates		(3,352,249)	(2,900,319)	867,319
Income tax (expense) benefit		468,673	(825,591)	(587,067)
Income (loss) before equity in affiliates		(2,883,576)	(3,725,910)	280,252
Income (loss) from equity in affiliates		195,449	(77,413)
Net income (loss)		(2,688,127)	(3,803,323)	280,252
Non-allocated
Segment Information
Selling, general and administrative expenses		(33,062,087)	(31,595,643)	(23,087,167)
Income (loss) from operations		(33,062,087)	(31,595,643)	(23,087,167)
Interest income		242,832	279,415	180,008
Other income (expense), net		1,221,225	(7,804,156)	483,181
Income (loss) before taxes and equity in affiliates		(31,598,030)	(39,120,384)	(22,423,978)
Income (loss) before equity in affiliates		(31,598,030)	(39,120,384)	(22,423,978)
Net income (loss)		$ (31,598,030)	$ (39,120,384)	$ (22,423,978)

Segment Information (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Major customers
Revenues from major customer	$ 462,439,368	$ 401,624,981	$ 356,525,127
Accounts receivable from major customer	304,600,710	244,080,865
Revenues | Customer accounting risk | Customer A
Major customers
Revenues from major customer	55,924,621	58,044,764	58,986,246
Accounts receivable | Credit risk | Customer A
Major customers
Accounts receivable from major customer	52,949,294	37,117,123
Customer deposits | Customer deposits | Customer B
Major customers
Customer deposits from major customer	11,136,720	11,109,490
Customer deposits | Customer deposits | Customer C
Major customers
Customer deposits from major customer	26,000,000	24,000,000
Customer deposits | Customer deposits | Customer D
Major customers
Customer deposits from major customer	$ 20,682,480	$ 20,631,910

Related Party Balances and Transactions (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2011 Firmway	Dec. 31, 2012 Management	Dec. 31, 2011 Management	Dec. 31, 2012 Customer and supplier	Dec. 31, 2011 Customer and supplier	Dec. 31, 2012 Other	Dec. 31, 2011 Other	Dec. 31, 2010 Shanghai Yueshun Real Estate Development Co., Ltd	Dec. 31, 2012 Shanghai Yueshun Real Estate Development Co., Ltd	Dec. 31, 2011 Shanghai Yueshun Real Estate Development Co., Ltd	Dec. 31, 2012 CRERAT	Dec. 31, 2011 CRERAT	Dec. 31, 2012 CRERAT Selling, general and administrative expenses	Dec. 31, 2011 CRERAT Selling, general and administrative expenses	Dec. 31, 2012 SINA	Dec. 31, 2012 SINA Cost of revenue	Dec. 31, 2012 E-House China Real Estate Investment Fund I, L.P.	Dec. 31, 2011 E-House China Real Estate Investment Fund I, L.P.	Dec. 31, 2010 E-House China Real Estate Investment Fund I, L.P.	Dec. 31, 2012 Shanghai Jin Yue Real Estate Development Co., Ltd	Dec. 31, 2011 Shanghai Jin Yue Real Estate Development Co., Ltd	Dec. 31, 2011 Shanghai Shangyou Property Management Co. Ltd.	Jan. 31, 2008 E-House Real Estate Asset Management Co., Ltd.	Dec. 31, 2012 Shengyuan Center	Dec. 31, 2011 Shengyuan Center	Dec. 31, 2010 Shengyuan Center	Apr. 30, 2010 Shanghai Yidexin Equity Investment Center	Dec. 31, 2012 Shengquan Center	Dec. 31, 2011 Shengquan Center	Dec. 31, 2010 Shengquan Center	Dec. 31, 2012 Shengquan Center Xin Zhou
Amounts due from related parties
Total amounts due from related parties	$ 319,380	$ 1,500,941				$ 46,067		$ 273,313	$ 1,500,941
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to E-House of $654,465 and $3,161,687 as of December 31, 2011 and 2012, respectively)	4,281,830	1,775,286		262,406	525,000	3,638,975	654,465	380,449	595,821
Customer and supplier
Revenue										7,139			52,120	268,380			1,855
Selling, general and administrative expenses recorded by the group															476,706	822,249
Cost of revenue recorded by the group																		5,145,039
Balances with customers, suppliers and affiliates who are related parties
Amount due from related parties											273,313	263,026	46,067											1,021,613
Amount due to related parties													(1,133,357)	(654,465)			(2,505,618)					(380,449)	(379,519)
Percentage of ownership interest in subsidiary																									51.00%				51.00%
Amount invested by Mr. Xin Zhou, the Group's executive chairman, and Mr. Neil Nanpeng Shen, director of the company																			28,000,000
Group investment in the fund	34,948,585	32,484,040
Equity interest (as a percent)													51.00%																				2.37%
Purchase price			12,000,000
Management fees																			$ 200,000	$ 300,000	$ 1,000,000					$ 1,600,000	$ 1,500,000	$ 1,300,000		$ 600,000	$ 600,000	$ 400,000

Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating lease commitments
Rental expenses	$ 24,418,965	$ 21,757,001	$ 15,475,718
Future minimum lease payments under non-cancelable operating lease agreements
2013	15,826,340
2014	8,399,544
2015	1,574,038
2016	478,732
2017	273,190
Total	$ 26,551,844
Minimum
Operating lease commitments
Remaining lease terms	6 months
Maximum
Operating lease commitments
Remaining lease terms	240 months

Commitments and Contingencies (Details 2)	12 Months Ended			1 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jan. 31, 2013 Wuling Center USD ($)	Nov. 30, 2012 Wuling Center USD ($)	May 31, 2012 Wuling Center USD ($)	May 31, 2012 Wuling Center CNY	Dec. 31, 2012 Wuling Center USD ($)	Dec. 31, 2012 Wuling Center CNY
Commitments and Contingencies
Investment commitment						$ 9,500,000	60,000,000	$ 9,500,000	60,000,000
Investment commitment paid	$ 2,161,001	$ 21,567,027	$ 9,878,053	$ 500,000	$ 2,400,000

Subsequent Events (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended						3 Months Ended	2 Months Ended	1 Months Ended
	Dec. 31, 2012 Ordinary Shares	Dec. 31, 2011 Ordinary Shares	Dec. 31, 2010 Ordinary Shares	Dec. 31, 2012 ADS shares	Dec. 31, 2011 ADS shares	Dec. 31, 2010 ADS shares	Mar. 31, 2013 Subsequent event Issuance of ordinary shares Ordinary Shares	Apr. 17, 2013 Subsequent event Repurchase from open market ADS shares	Mar. 31, 2013 Subsequent event Dividend declared Ordinary Shares	Mar. 31, 2013 Subsequent event Dividend declared ADS shares
Subsequent events
Cash dividend per share	$ 0.15	$ 0.25	$ 0.25	$ 0.15	$ 0.25	$ 0.25			$ 0.15	$ 0.15
Ordinary shares issued to Kanrich							17,790,125
Aggregate price of shares issued to Kanrich							$ 62.6
Repurchase of shares								3,158,933
Stock Repurchase Price								$ 4.69